Capital Group Municipal Income ETF
Investment portfolio
March 31, 2026
unaudited

Bonds, notes & other debt instruments 92.02% Alabama 5.59%	Principal amount (000)	Value (000)
Auburn University, General Fee Rev. Bonds, Series 2025-A, 5.00% 6/1/2044	USD1,250	$1,341
County of Baldwin, Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (Novelis Corp. Project), Series 2025-B, AMT, 4.625% 6/1/2055 (put 6/1/2032) (a)	3,110	3,112
County of Baldwin, Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (Novelis Corp. Project), Series 2025-A, AMT, 5.00% 6/1/2055 (put 6/1/2032) (a)	5,365	5,444
County of Baldwin, Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (Novelis Corp. Project), Series 2026-A, AMT, 4.30% 3/1/2056 (put 3/1/2033) (a)	3,680	3,571
City of Birmingham, Water Works Board, Rev. Anticipation Bonds, Series 2024, 3.75% 9/1/2026 (a)	2,035	2,035
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2026-E, 5.00% 7/1/2033	18,845	19,712
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2026-A, 5.00% 12/1/2034	8,705	9,089
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2026-B, 5.00% 12/1/2034	8,190	8,746
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2025-B, 5.00% 10/1/2035	26,095	26,140
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2025-G, 5.00% 10/1/2035	10,000	10,425
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2025-F, 5.00% 12/1/2035	13,780	14,608
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2023-C, 5.50% 10/1/2054 (put 6/1/2032)	1,000	1,079
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2024-C, 5.00% 5/1/2055 (put 7/1/2031)	7,065	7,497
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2024-A, 5.25% 5/1/2055 (put 9/1/2032)	7,915	8,141
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2024-B, 5.00% 10/1/2055 (put 9/1/2032)	7,940	8,381
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2025-E, 5.00% 12/1/2055 (put 5/1/2035)	2,725	2,884
Black Belt Energy Gas Dist., Gas Project Rev. Bonds (BP P.L.C), Series 2024-D, 5.00% 3/1/2055 (put 11/1/2034)	7,345	7,781
Black Belt Energy Gas Dist., Gas Project Rev. Bonds (Project No. 6), Series 2021-B, 4.00% 10/1/2052 (put 12/1/ 2026)	5,580	5,614
Black Belt Energy Gas Dist., Gas Project Rev. Bonds (Project No. 7), Series 2021-C-1, 4.00% 10/1/2052 (put 12/1/ 2026)	1,000	1,006
Black Belt Energy Gas Dist., Gas Project Rev. Bonds (Project No. 8), Series 2022-A, 4.00% 12/1/2052 (put 12/1/ 2029)	4,750	4,777
Black Belt Energy Gas Dist., Gas Project Rev. Ref. Bonds, Series 2025-D, 5.00% 12/1/2055 (put 8/1/2035)	7,345	7,778
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2021-A, 4.00% 6/1/2051 (put 12/1/2031)	7,290	7,367
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2022-F, 5.50% 11/1/2053 (put 12/1/2028)	750	785
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2023-B, 5.25% 12/1/2053 (put 12/1/2026)	7,370	7,870
Energy Southeast, Energy Supply Rev. Bonds (A Cooperative Dist.), Series 2025-B, 5.00% 9/1/2033	5,065	5,156
Energy Southeast, Energy Supply Rev. Bonds (A Cooperative Dist.), Series 2025-A, 5.00% 11/1/2035	6,625	6,898
Energy Southeast, Energy Supply Rev. Bonds (A Cooperative Dist.), Series 2023-A-1, 5.50% 11/1/2053 (put 1/1/ 2031)	2,010	2,162
Energy Southeast, Energy Supply Rev. Bonds (A Cooperative Dist.), Series 2024-B, 5.25% 7/1/2054 (put 6/1/ 2032)	10,655	11,368
Housing Fin. Auth., Collateralized Single Family Mortgage Rev. Bonds, Series 2024-C, 5.75% 4/1/2055	4,100	4,427
Housing Fin. Auth., Multi Family Housing Rev. Bonds (Cooper Green Homes Project), Series 2024-C, 5.00% 2/1/2029 (put 2/1/2028)	260	269
Housing Fin. Auth., Multi Family Housing Rev. Bonds (Fred Marshall Project), Series 2025-F, 3.15% 12/1/2028 (put 6/1/2028)	265	265
Housing Fin. Auth., Multi Family Housing Rev. Bonds (Providence Park Apartments Project), Series 2025-E, 3.15% 7/1/2029 (put 7/1/2028)	430	431
County of Jefferson, Sewer Rev. Warrants, Series 2024, 5.00% 10/1/2035	3,010	3,299
County of Jefferson, Sewer Rev. Warrants, Series 2024, 5.00% 10/1/2039	6,445	6,892
County of Jefferson, Sewer Rev. Warrants, Series 2024, 5.25% 10/1/2041	1,925	2,076
Capital Group Municipal Income ETF — Page 1 of 63

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Bonds, notes & other debt instruments (continued) Alabama (continued)	Principal amount (000)	Value (000)
County of Jefferson, Sewer Rev. Warrants, Series 2024, 5.25% 10/1/2044	USD655	$696
Lower Alabama Gas Dist., Gas Project Rev. Ref. Bonds, Series 2025-A, 5.00% 12/1/2033 (put 9/1/2033)	7,455	7,747
City of Mobile, Industrial Dev. Board, Pollution Control Rev. Bonds (Alabama Power Co. Barry Plant Project), Series 2008, 1.75% 7/15/2034 (put 3/15/2029)	650	644
County of Mobile Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (AM/NS Calvert, LLC Project), Series 2024-A, AMT, 5.00% 6/1/2054	770	734
County of Mobile Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (AM/NS Calvert, LLC Project), Series 2024-B, AMT, 4.75% 12/1/2054	325	299
City of Phenix, Industrial Dev. Board, Environmental Improvement Rev. Ref. Bonds (MeadWestvaco-Mead Coated Board Project), Series 2012-A, AMT, 4.125% 5/15/2035	3,000	3,000
City of Prattville, Industrial Dev. Board, Pollution Control Rev. Ref. Bonds (Union Camp Corp. Project), Series 1998, 5.30% 9/1/2028	1,250	1,306
City of Prattville, Industrial Dev. Board, Recovery Zone Fac. Rev. Ref. Bonds (International Paper Co. Project), Series 2019-C, 3.45% 11/1/2033 (put 10/1/2031)	1,500	1,489
Public Educational Building Auth. of Jacksonville, Higher Educational Facs. Rev. Bonds (JSU Foundation Project), Series 2024-A, BAM, 5.00% 8/1/2036	1,000	1,095
City of Selma, Industrial Dev. Board, Gulf Opportunity Zone Rev. Ref. Bonds (International Paper Co. Project), Series 2020-A, 4.20% 5/1/2034	2,305	2,378
South East Gas Supply Dist., Gas Supply Rev. Ref. Bonds (Project No. 2), Series 2024-B, 5.00% 6/1/2049 (put 5/1/ 2032)	10,090	10,627
Southeast Energy Auth., Commodity Supply Rev. Bonds (Project No. 2), Series 2021-B-1, 4.00% 12/1/2051 (put 12/1/2031)	2,500	2,514
Southeast Energy Auth., Cooperative Dist. Energy Supply Rev. Bonds, Series 2025-D, 5.00% 9/1/2035	6,000	6,463
Southeast Energy Auth., Cooperative Dist. Energy Supply Rev. Bonds, Series 2025-B, 5.25% 3/1/2055 (put 1/1/ 2033)	17,790	18,288
Southeast Energy Auth., Cooperative Dist. Energy Supply Rev. Bonds, Series 2024-C, 5.00% 11/1/2055 (put 11/1/ 2032)	16,375	17,432
Southeast Energy Auth., Cooperative Dist. Energy Supply Rev. Bonds, Series 2025-A, 5.00% 1/1/2056 (put 6/1/ 2035)	14,290	14,382
Southeast Energy Auth., Cooperative Dist., Gas Supply Rev. Bonds, Series 2025-F, 5.25% 11/1/2055 (put 11/1/ 2035)	5,000	5,401
Stadium Trace Village Improvement Dist., Dev. Incentive Anticipation Bonds, Series 2021, 3.625% 3/1/2036	920	837
		313,758
Alaska 0.09%
Housing Fin. Corp., General Mortgage Rev. Bonds II, Series 2026-A, 6.00% 12/1/2056	660	731
Industrial Dev. and Export Auth., Power Rev. Ref. Bonds, Series 2015, AMT, 5.00% 1/1/2034	1,400	1,401
International Airport System, Rev. Ref. Bonds, Series 2021-C, AMT, 5.00% 10/1/2026	1,455	1,471
International Airport System, Rev. Ref. Bonds, Series 2025-A, 5.00% 10/1/2034	1,510	1,698
		5,301
Arizona 1.35%
Board of Regents of the Arizona State University System, Rev. Bonds, Series 2024-A, 5.00% 8/1/2042	1,000	1,082
Board of Regents of the Arizona State University System, Rev. Green Bonds, Series 2019-A, 5.00% 7/1/2038	1,200	1,257
City of Glendale, Senior Excise Tax Rev. and Ref. Ref. Obligations, Series 2024, 5.00% 7/1/2038	1,250	1,387
Industrial Dev. Auth., Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2023-A, 5.00% 11/1/ 2028	950	989
Industrial Dev. Auth., Charter School Social Rev. Bonds (Equitable School Revolving Fund), Series 2021-A, 4.00% 11/1/2040	815	798
Industrial Dev. Auth., Education Fac. Rev. Bonds (KIPP NYC Public Charter Schools - Macombs Fac. Project), Series 2021-A, 4.00% 7/1/2036	310	294
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2019, 4.00% 7/1/2029 (a)	140	139
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2018-A, 5.00% 7/1/2048	750	718
Capital Group Municipal Income ETF — Page 2 of 63

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Bonds, notes & other debt instruments (continued) Arizona (continued)	Principal amount (000)	Value (000)
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2025-A, 4.875% 7/1/2060 (put 7/1/2035) (a)	USD340	$348
Industrial Dev. Auth., Education Rev. Bonds (Pinecrest Academy of Northern Nevada Project), Series 2022-A, 4.50% 7/15/2029 (a)	1,500	1,462
Industrial Dev. Auth., Education Rev. Bonds (Somerset Academy of Las Vegas - Aliante and Skye Canyon Campus Projects), Series 2021-A, 3.00% 12/15/2031 (a)	185	175
Industrial Dev. Auth., Education Rev. Ref. Bonds (Doral Academy of Northern Nevada Project), Series 2021-A, 4.00% 7/15/2029 (a)	200	200
Industrial Dev. Auth., Education Rev. Ref. Bonds (Doral Academy of Northern Nevada Project), Series 2021-A, 4.00% 7/15/2030 (a)	200	199
Industrial Dev. Auth., Hospital Rev. Bonds (Phoenix Children’s Hospital), Series 2020-A, 3.00% 2/1/2045	1,000	775
Industrial Dev. Auth., Multi Family Housing Bonds (The Ranches at Gunsmoke Project), Series 2024, 5.00% 3/1/2058 (put 11/1/2026)	2,190	2,217
Industrial Dev. Auth., Multi Family Housing Rev. Bonds (The Acacia At Youngtown Phase II Project), Series 2024, 5.00% 11/1/2058 (put 7/1/2027)	3,885	3,943
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2021-A, 4.00% 7/1/2041 (a)	160	142
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2021-B, 3.50% 7/1/2044 (a)(b)	1,000	783
County of Maricopa, Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Honor Health), Series 2024-D, 5.00% 12/1/ 2041	1,000	1,067
County of Maricopa, Industrial Dev. Auth., Rev. Bonds (Banner Health), Series 2016-A, 5.00% 1/1/2038	1,750	1,764
County of Maricopa, Industrial Dev. Auth., Rev. Bonds (Verrado Marketplace Project), Series 2025, 4.375% 5/1/2033 (a)	1,000	978
County of Maricopa, Pollution Control Rev. Ref. Bonds (El Paso Electric Co. Palo Verde Project), Series 2009-A, 3.60% 2/1/2040	750	688
Maricopa County Pollution Control Corp., Pollution Control Rev. Ref. Bonds (Palo Verde Project), Series 2009-B, 3.60% 4/1/2040	2,140	1,963
Maricopa County Pollution Control Corp., Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2000-A, 2.40% 6/1/2035	4,525	3,854
Maricopa County Pollution Control Corp., Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2000-B, 2.40% 6/1/2035	5,845	4,978
City of Phoenix, Civic Improvement Corp., Airport Rev. Bonds, Series 2019-B, AMT, 5.00% 7/1/2026	3,500	3,518
City of Phoenix, Industrial Dev. Auth., Health Care Facs. Rev. Bonds (Mayo Clinic), Series 2014-B, 2.20% 11/15/2052 (c)	20,500	20,500
Phoenix Union High School Dist. No. 210, Improvement Bonds (Project of 2023), Series 2025-B, 5.00% 7/1/2029	1,400	1,506
City of Phoenix Civic Improvement Corp., Wastewater System Rev. Ref. Bonds, Series 2016, 5.00% 7/1/2028	1,035	1,042
City of Scottsdale Municipal Property Corp., Excise Tax Rev. Bonds, Series 2025, 5.00% 7/1/2038	2,000	2,241
City of Sierra Vista, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy Project), Series 2024, 5.00% 6/15/2034 (a)	2,310	2,335
City of Sierra Vista, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy Project), Series 2024, 5.00% 6/15/2044 (a)	1,500	1,381
City of Sierra Vista, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy Project), Series 2024, 5.00% 6/15/2054 (a)	1,000	852
Transportation Board, Highway Rev. and Rev. Ref. Bonds, Series 2023, 5.00% 7/1/2026	1,000	1,006
Transportation Board, Highway Rev. and Rev. Ref. Bonds, Series 2026, 5.00% 7/1/2033	2,590	2,933
Board of Regents of the University of Arizona, System Rev. and Rev. Ref. Bonds, Series 2021-A, 5.00% 6/1/2043	1,000	1,050
Board of Regents of the University of Arizona, System Rev. Bonds, Series 2026-A, 5.00% 6/1/2037	3,615	4,121
Board of Regents of the University of Arizona, System Rev. Bonds, Series 2019-A, 5.00% 6/1/2042	1,000	1,034
		75,719
Capital Group Municipal Income ETF — Page 3 of 63

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Bonds, notes & other debt instruments (continued) Arkansas 0.26%	Principal amount (000)	Value (000)
Dev. Fin. Auth., Environmental Improvement Rev. Bonds (United States Steel Corp. Project), Series 2026-A, AMT, 4.25% 9/1/2046 (put 3/3/2033) (a)	USD3,500	$3,480
Dev. Fin. Auth., Resource Recovery Rev. Bonds (Weyerhaeuser Co. Project), Series 2025, AMT, 3.875% 10/15/2067 (put 10/15/2032)	2,460	2,449
Dev. Fin. Auth., Single Family Mortgage Rev. Bonds (Mortgage-Backed Securities/Mortgage Loans Program), Series 2025-B, AMT, 5.50% 1/1/2056	8,250	8,903
		14,832
California 9.58%
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2026-F-1, 5.00% 4/1/2037	3,000	3,565
Brisbane School Dist., GO Bonds, CAB, 2004 Election, Series 2004, AGI, 0% 7/1/2029	1,050	957
Trustees of the California State University, Systemwide Rev. Bonds, Series 2025-A, 5.00% 11/1/2045	3,500	3,833
Central Valley Energy Auth., Commodity Supply Rev. Bonds, Series 2026, 5.00% 8/1/2034	5,955	6,268
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2025-G, 5.00% 12/1/2035	16,950	18,360
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2026-C, 5.25% 2/1/2036	5,525	5,931
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2026-B, 5.00% 3/1/2036	2,070	2,152
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2021-B-1, 4.00% 2/1/2052 (put 8/ 1/2031)	2,330	2,327
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2023-E-1, 5.00% 2/1/2054 (put 3/ 1/2031)	850	898
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-A, 5.00% 5/1/2054 (put 4/ 1/2032)	3,500	3,694
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2023-F, 5.50% 10/1/2054 (put 11/1/2030)	640	696
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2023-G, 5.25% 11/1/2054 (put 4/ 1/2030)	1,000	1,055
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-B, 5.00% 1/1/2055 (put 12/ 1/2032)	2,900	2,963
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-E, 5.00% 2/1/2055 (put 9/1/ 2032)	3,815	4,040
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-F, 5.00% 2/1/2055 (put 11/ 1/2032)	4,730	5,087
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-C, 5.00% 8/1/2055 (put 10/ 1/2032)	6,765	7,024
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-G, 5.00% 11/1/2055 (put 8/ 1/2032)	6,250	6,379
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2025-C, 5.00% 12/1/2055 (put 10/1/2033)	14,335	14,955
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2025-A, 5.00% 1/1/2056 (put 5/ 1/2035)	1,650	1,673
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2025-B, 5.00% 3/1/2056 (put 11/ 1/2035)	7,115	7,664
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2025-E, 5.00% 10/1/2056 (put 5/ 1/2035)	9,885	10,599
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Acacia On Santa Rosa Creek), Series 2021-B, 4.00% 10/1/2046 (a)	1,000	812
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Millennium South Bay - Hawthorne), Series 2021-A-1, 3.375% 7/1/2043 (a)	450	379
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Parallel-Anaheim), Series 2021-A, 4.00% 8/1/2056 (a)	2,640	2,334
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Pasadena Portfolio), Series 2021-A-1, 2.65% 12/1/2046 (a)	975	820
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Union South Bay), Series 2021-A-1, 3.10% 7/1/2045 (a)	500	428
Capital Group Municipal Income ETF — Page 4 of 63

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Westgate Phase 1 - Pasadena), Series 2021-A-1, 3.00% 6/1/2047 (a)	USD600	$423
Davis Joint Unified School Dist., GO Bonds, 2018 Election, Series 2020, BAM, 3.00% 8/1/2034	750	723
Duarte Unified School Dist. School Dist. Bonds, CAB, 1998 Election, Series 2004, NATL, 0% 11/1/2028	1,520	1,414
Duarte Unified School Dist. School Dist. Bonds, CAB, 1998 Election, Series 2004, NATL, 0% 5/1/2029	1,210	1,108
East County Advanced Water Purification JT Powers Auth. Green Bonds, Series 2024-A-1, 3.125% 9/1/2026	10,000	10,002
Educational Facs. Auth., Rev. Bonds (Saint Mary’s College of California), Series 2023-A, 5.00% 10/1/2038	525	534
Escondido Union High School Dist., GO Bonds, CAB, 2008 Election, Series 2009-A, AGI, 0% 8/1/2028	500	469
City of Fairfield, Community Facs. Dist. No. 2023-1 (One Lake Planning Area 5), Improvement Area No. 1, Special Tax Bonds, Series 2024-A, 5.00% 9/1/2039	3,885	4,063
City of Fontana, Community Facs. Dist. No. 109 (Narra Hills), Special Tax Bonds, Series 2024, 5.00% 9/1/2029	500	526
City of Fontana, Community Facs. Dist. No. 109 (Narra Hills), Special Tax Bonds, Series 2024, 5.00% 9/1/2031	495	527
Fremont Unified School Dist., GO Bonds, 2014 Election, Series 2021-D, 3.00% 8/1/2033	1,600	1,580
Glendale Community College Dist., GO Bonds, CAB, 2016 Election, Series 2020-B, 0% 8/1/2041	2,150	1,099
Glendale Community College Dist., GO Rev. Ref. Bonds, CAB, 2016 Election, Series 2020-B, 0% 8/1/2032	500	403
Glendale Community College Dist., GO Rev. Ref. Bonds, CAB, 2016 Election, Series 2020-B, 0% 8/1/2036	1,000	671
GO Rev. Ref. Bonds, Series 2021, 5.00% 12/1/2028	5,110	5,437
GO Rev. Ref. Bonds, Series 2019, 3.00% 10/1/2037	1,440	1,319
Grossmont Union High School Dist., GO Bonds, CAB, 2004 Election, Series 2008, 0% 8/1/2032	4,000	3,281
Health Facs. Fncg. Auth., Rev. Bonds (Cedars-Sinai Medical Center), Series 2021-A, 3.00% 8/15/2051	500	367
Health Facs. Fncg. Auth., Rev. Bonds (Children’s Hospital of Orange County), Series 2021-A, 3.00% 11/1/2038	635	582
Health Facs. Fncg. Auth., Rev. Bonds (El Camino Hospital), Series 2017, 5.00% 2/1/2047	1,445	1,457
Health Facs. Fncg. Auth., Rev. Bonds (Episcopal Communities & Services), Series 2024-B, 5.00% 11/15/2038	430	456
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Sutter Health), Series 2016-B, 5.00% 11/15/2046	260	261
Housing Fin. Agcy., Municipal Certs., Series 2019-A-2, 4.00% 3/20/2033	3,135	3,196
Housing Fin. Agcy., Municipal Certs., Series 2019-1, Class A, 4.25% 1/15/2035	2,076	2,144
Housing Fin. Agcy., Municipal Certs., Series 2021-A-2, 3.75% 3/25/2035	3,276	3,299
Housing Fin. Agcy., Municipal Certs., Series 2021-A-1, 3.50% 11/20/2035	1,843	1,816
Housing Fin. Agcy., Municipal Certs., Series 2021-A-3, 3.25% 8/20/2036	8,812	8,428
Housing Fin. Agcy., Municipal Certs., Series 2023-1, Class A, 4.375% 9/20/2036	2,722	2,744
Infrastructure and Econ. Dev. Bank, Rev. Bonds (Brightline West Passenger Rail Project), Series 2025, AMT, 3.50% 1/1/2065 (put 11/2/2026) (a)	14,400	14,408
Infrastructure and Econ. Dev. Bank, Rev. Bonds (WFCS Portfolio Projects), Series 2021-A-1, 5.00% 1/1/2056 (a)	250	212
Inglewood Unified School Dist., GO Bonds, 2020 Election, Series 2025-B, 5.50% 8/1/2041	710	823
Inglewood Unified School Dist., GO Bonds, 2020 Election, Series 2025-B, 5.50% 8/1/2042	320	368
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, 5.00% 9/1/2035	1,245	1,288
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2020-A, BAM, 4.00% 9/1/2031	1,890	1,997
Lammersville Joint Unified School Dist., Community Facs. Dist. No. 2024-1 (Mountain House School Facs.), Special Tax Bonds, Series 2025, 5.00% 9/1/2040	385	400
Lammersville Joint Unified School Dist., Community Facs. Dist. No. 2024-1 (Mountain House School Facs.), Special Tax Bonds, Series 2025, 5.00% 9/1/2045	800	812
Lincoln Unified School Dist., GO Bonds, CAB, 2004 Election, Series 2008-D, AGI, 0% 2/1/2033	4,300	3,401
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. and Rev. Ref. Green Bonds, Series 2025-D, 5.00% 5/15/2042	2,500	2,806
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2019-D, AMT, 5.00% 5/15/2026	495	496
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-A, AMT, 5.00% 5/15/2037	1,000	1,026
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2019-F, AMT, 5.00% 5/15/2039	1,000	1,030
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Green Bonds, Series 2022-G, AMT, 5.00% 5/15/2029	625	664
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Ref. Bonds, Series 2018-B, AMT, 5.00% 5/15/2029	3,395	3,540
Capital Group Municipal Income ETF — Page 5 of 63

unaudited
Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Ref. Green Bonds, Series 2025-A, AMT, 5.00% 5/15/2034	USD2,000	$2,231
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-A, 5.00% 7/1/2028	5,000	5,179
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-C, 5.00% 7/1/2030	1,745	1,866
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-E, 5.00% 7/1/2032	640	708
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2021-C, 5.00% 7/1/2033	840	912
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-C, 5.00% 7/1/2033	1,220	1,361
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-D, 5.00% 7/1/2034	2,920	3,277
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-E, 5.00% 7/1/2035	615	685
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-D, 5.00% 7/1/2035	3,000	3,376
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-A, 5.00% 7/1/2036	690	737
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-E, 5.00% 7/1/2036	1,730	1,887
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-A, 5.00% 7/1/2036	1,010	1,107
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-C, 5.00% 7/1/2036	7,245	8,056
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-D, 5.00% 7/1/2036	8,000	8,895
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-B, 5.00% 7/1/2037	1,120	1,210
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-B, 5.00% 7/1/2037	4,155	4,530
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-C, 5.00% 7/1/2037	13,685	15,123
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-D, 5.00% 7/1/2037	2,895	3,199
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-B, 5.00% 7/1/2038	6,440	6,980
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2021-C, 5.00% 7/1/2039	1,480	1,561
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-C, 5.00% 7/1/2039	1,130	1,217
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-C, 5.00% 7/1/2041	1,265	1,331
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-A, BAM, 5.00% 7/1/2041	625	674
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-C, 5.00% 7/1/2042	1,150	1,205
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-B, 5.00% 7/1/2042	1,000	1,066
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-A, BAM, 5.00% 7/1/2042	275	295
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-D, 5.00% 7/1/2044	4,545	4,810
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-E, 5.00% 7/1/2048	1,000	1,031
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-B, 5.00% 7/1/2052	500	509
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-E, 5.00% 7/1/2053	500	509
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-1-A, 5.25% 7/1/2053	550	569
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2025-A, 5.00% 1/1/2030	1,955	2,071
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2025-B, 5.00% 7/1/2033	1,290	1,439
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2023-A, 5.00% 7/1/2034	500	555
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2025-B, 5.00% 7/1/2034	245	275
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2023-A, 5.00% 7/1/2036	730	796
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2023-A, 5.00% 7/1/2037	840	912
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2022-B, 5.00% 7/1/2039	2,305	2,442
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2023-A, 5.00% 7/1/2039	500	536
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2024-B, 5.00% 7/1/2039	1,040	1,125
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2022-B, 5.00% 7/1/2047	500	513
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2023-A, 5.25% 7/1/2053	500	518
City of Los Angeles, Harbor Dept., Rev. Ref. Green Bonds, Series 2024-A-2, AMT, 5.00% 8/1/2037	360	391
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2034	400	430
City of Manteca, Community Facs. Dist. No. 2023-1, Improvement Area No. 3, Special Tax Bonds, Series 2025, 5.00% 9/1/2040	500	520
Monrovia Unified School Dist., GO Bonds, CAB, 1997 Election, Series 2001-B, NATL, 0% 8/1/2032	750	614
Municipal Fin. Auth., Certs. of Part. (Palomar Health), Series 2022-A, AGI, 5.25% 11/1/2036	130	135
Municipal Fin. Auth., Community Facs. Dist. No. 2021-9 (County of Placer - Bickford Ranch), Improvement Area No. 1, Special Tax Bonds, Series 2025, 5.00% 9/1/2045	1,130	1,140
Municipal Fin. Auth., Educational Rev. Bonds (American Heritage Education Foundation Project), Series 2016-A, 5.00% 6/1/2036	180	180
Capital Group Municipal Income ETF — Page 6 of 63

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Municipal Fin. Auth., Multi Family Housing Rev. Bonds (Gibson Drive Apartments Project), Series 2024-B, 3.75% 6/1/2028 (put 6/1/2027)	USD140	$141
Municipal Fin. Auth., Municipal Certs., Series 2025-2, 3.998% 11/20/2040 (c)	1,470	1,408
Municipal Fin. Auth., Municipal Certs., Series 2026-1, Class A-1, 4.05% 7/20/2041	4,590	4,382
Municipal Fin. Auth., Municipal Certs., Series 2026-1, Class A-2, 4.05% 7/20/2041	1,000	921
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2017, 5.00% 10/1/2030	500	512
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 10/1/2033	2,350	2,353
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 5.00% 10/1/2044	1,200	1,203
Municipal Fin. Auth., School Fac. Rev. Bonds (St. Mary’s School - Aliso Viejo), Series 2024-B, 4.65% 5/1/2030	100	102
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2023-A, AMT, 4.375% 9/1/2053 (put 9/1/2033)	1,250	1,290
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2024-A, AMT, 3.875% 3/1/2054 (put 3/1/2034)	5,000	4,969
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2026-A, AMT, 2.80% 3/1/2056 (put 6/15/2026)	785	784
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2022-A, AMT, 4.125% 10/1/2041 (put 10/2/2028)	2,065	2,065
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2019-A, AMT, 2.40% 10/1/2044 (put 10/1/2029)	2,235	2,168
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2020, AMT, 3.45% 10/1/2045 (put 6/2/2026)	2,320	2,319
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2024-B, AMT, 3.375% 9/1/2050 (put 9/1/2028)	1,750	1,738
Municipal Fin. Auth., Special Fac. Rev. Bonds (United Airlines, Inc. Los Angeles International Airport Project), Series 2019, AMT, 4.00% 7/15/2029	2,000	2,007
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2024-D, 5.00% 9/1/2039	1,000	1,035
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 9/1/2026	1,795	1,810
Napa Valley Community College Dist., GO Bonds, CAB, 2002 Election, Series 2005-B, NATL, 0% 8/1/2026	3,755	3,723
National Fin. Auth., Municipal Certs., Series 2024-4, Class A-CA, 3.581% 7/20/2039 (c)	6,891	6,619
Newport-Mesa Unified School Dist., GO Bonds, CAB, 2005 Election, Series 2011, 0% 8/1/2033	700	559
Northern California Energy Auth. Commodity Supply Rev. Ref. Bonds, Series 2024, 5.00% 12/1/2054 (put 8/1/ 2030)	3,000	3,196
Oakland Unified School Dist., GO Bonds, 2012 Election, Series 2019-A, AGI, 4.00% 8/1/2034	1,000	1,008
Port of Oakland, Rev. Ref. Bonds, Series 2021-H, AMT, 5.00% 5/1/2028	2,015	2,095
County of Orange, Community Facs. Dist. No. 2023-1 (Rienda Phase 2B), Special Tax Bonds, Series 2023-A, 5.00% 8/15/2038	450	477
Palo Alto Unified School Dist., GO Bonds, CAB, 2008 Election, Series 2008, 0% 8/1/2032	3,000	2,511
Palomar Health, Rev. Ref. Bonds, Series 2016, 5.00% 11/1/2036	2,005	1,958
City of Paso Robles, Community Facs. Dist. No. 2002-1N (Olsen/South Chandler Ranch Facs.), Improvement Area No. 1, Special Tax Bonds, Series 2025-A, 5.00% 9/1/2041	1,140	1,152
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2017-A-1, AMT, 3.25% 11/1/2042 (put 4/15/2026) (a)	780	780
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2023, AMT, 2.875% 7/1/2043 (put 8/17/2026) (a)	1,300	1,298
Public Fin. Auth., Senior Living Rev. Bonds (The James), Series 2024-A, 5.875% 6/1/2039 (a)	2,335	2,306
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2025-C, 5.00% 11/1/2039	1,100	1,226
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2026-A, 5.00% 9/1/2035	1,900	2,184
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2026-A, 5.00% 9/1/2037	6,000	6,784
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2026-A, 5.00% 9/1/2042	2,500	2,744
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2024-C, 5.00% 9/1/2027	1,065	1,102
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2021-B, 4.00% 5/1/2041	1,405	1,413
Rialto Unified School Dist., GO Bonds, CAB, 2022 Election, Series 2023, BAM, 0% 8/1/2028	115	107
Rialto Unified School Dist., GO Bonds, CAB, 2022 Election, Series 2023, BAM, 0% 8/1/2029	140	127
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2025, 4.50% 9/1/2040	1,335	1,315
Capital Group Municipal Income ETF — Page 7 of 63

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2024, 4.50% 9/1/2044	USD215	$205
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2025, 4.75% 9/1/2045	1,415	1,382
City of Roseville, Creekview Community Facs. Dist. No. 1 (Public Facs.) Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2044	1,420	1,439
Rowland Unified School Dist., GO Bonds, CAB, 2006 Election, Series 2009-B, 0% 8/1/2034	500	364
City of Sacramento, Community Drainage Facs. Dist. No. 97-1 (North Natomas), Special Tax Bonds, Series 2015, 5.00% 9/1/2028	1,000	1,004
City of Sacramento, Community Drainage Facs. Dist. No. 97-1 (North Natomas), Special Tax Bonds, Series 2015, 5.00% 9/1/2035	2,110	2,118
City of Sacramento, Community Facs. Dist. No. 2018-03 (Greenbriar), Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2032	1,070	1,135
City of Sacramento, Community Facs. Dist. No. 2018-03 (Greenbriar), Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2034	515	552
City of Sacramento, Community Facs. Dist. No. 2019-01 (Delta Shores), Improvement Area No. 1, Special Tax Bonds, Series 2024, 5.00% 9/1/2040	1,920	2,001
County of Sacramento, Airport System Rev. Bonds, Series 2025-A, AMT, 5.00% 7/1/2035	5,645	6,262
County of Sacramento, Airport System Rev. Ref. Bonds, Series 2018-C, AMT, 5.00% 7/1/2029	1,440	1,498
County of Sacramento, Community Facs. Dist. No. 2005-2 (North Vineyard Station No. 1), Special Tax Bonds, Series 2016, 5.00% 9/1/2045	2,000	2,002
Sacramento Unified School Dist., GO Bonds, 2020 Election, Series 2025-A, AGI, 5.00% 8/1/2050	3,325	3,464
Sacramento Unified School Dist., GO Bonds, 2020 Election, Series 2025-C, AGI, 5.00% 8/1/2050	4,030	4,198
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2021-B, AMT, 5.00% 7/1/2030	2,730	2,935
San Diego Community College Dist., GO Bonds, CAB, 2002 Election, Series 2011, 0% 8/1/2038	3,510	2,224
San Diego Unified School Dist., GO Dedicated Unlimited Ad Valorem Property Tax Bonds, CAB, 2008 Election, Series 2012-E, 0% 7/1/2034	750	569
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Bonds, Series 2018-G, AMT, 5.00% 5/1/2027	2,210	2,258
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2023-C, AMT, 5.00% 5/1/2033	1,030	1,140
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2021-A-2, AMT, 5.00% 5/1/2036	2,095	2,228
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2024-A-2, AMT, 5.00% 5/1/2036	3,660	4,011
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2019-A-2, AMT, 5.00% 5/1/2044	500	508
City and County of San Francisco, Community Facs. Dist. No. 2016-1 (Treasure Island), Improvement Area No. 2, Special Tax Bonds, Series 2023-A, 5.00% 9/1/2033 (a)	795	854
City and County of San Francisco, Community Facs. Dist. No. 2016-1 (Treasure Island), Improvement Area No. 2, Special Tax Bonds, Series 2023-A, 5.00% 9/1/2038 (a)	710	745
City and County of San Francisco, Public Utilities Commission, San Francisco Water Rev. Bonds, Series 2025-F, 5.00% 11/1/2040	555	672
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Shoreline Special Tax Bonds, Series 2023-C, 5.25% 9/1/2038 (a)	875	929
San Jacinto Unified School Dist., GO Bonds, 2016 Election, Series 2022, 4.00% 8/1/2043	1,105	1,101
City of San Jose, Airport Rev. Ref. Bonds, Series 2017-A, AMT, 5.00% 3/1/2041	1,500	1,510
City of San Jose, Multi Family Housing Rev. Bonds (Parkmoor), Series 2023-F-2, 5.00% 6/1/2027 (put 6/1/2026)	215	216
San Mateo Community College Dist., GO Bonds, CAB, 2005 Election, Series 2006-B, NATL, 0% 9/1/2031	7,500	6,416
Southern California Public Power Auth., Ref. Rev. Bonds (Apex Power Project), Series 2024-A, 5.00% 7/1/2034	4,000	4,489
Southern California Public Power Auth., Rev. Bonds (Southern Transmission System Renewal Project), Series 2025-1, BAM, 5.25% 7/1/2045	385	414
Southern California Public Power Auth., Rev. Bonds (Southern Transmission System Renewal Project), Series 2024-1, 5.00% 7/1/2053	750	766
Southern California Public Power Auth., Rev. Ref. Bonds (Apex Power Project), Series 2024-A, 5.00% 7/1/2033	500	558
Capital Group Municipal Income ETF — Page 8 of 63

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Southern California Public Power Auth., Rev. Ref. Bonds (Milford Wind Corridor Phase I Project), Series 2019-1, 5.00% 7/1/2029	USD520	$553
Statewide Communities Dev. Auth., Multi Family Housing Rev. Bonds (Vintage at Folsom), Series 2024-E-2, 5.00% 10/1/2028 (put 10/1/2027)	55	57
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Foundation Hospitals), Series 2025-B, 5.00% 10/1/2032 (a)	7,000	7,741
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Foundation Hospitals), Series 2025-B, 5.00% 10/1/2035 (a)	7,200	8,124
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments, Phase I Ref. and Phase IV-B), Series 2021, BAM, 5.00% 5/15/2027	500	511
Stockton Unified School Dist., GO Bonds, 2018 Election, Series 2021-B, AGI, 4.00% 8/1/2040	2,225	2,249
Stockton Unified School Dist., GO Bonds, CAB, 2008 Election, Series 2011-D, AGI, 0% 8/1/2033	1,000	789
Tejon Ranch Public Facs. Fncg. Auth., Community Facs. Dist. No. 2008-1, Special Tax Rev. Ref. Bonds (Tejon Ranch Industrial Complex Public Improvements - East), Series 2024-A, 5.00% 9/1/2042	845	874
Temple City Unified School Dist., GO Bonds, CAB, 1998 Election, Series 2001-B, NATL, 0% 8/1/2026	3,200	3,170
Township of Washington, Health Care Dist., GO Bonds, 2020 Election, Series 2013-A, 5.00% 8/1/2043	5,125	5,127
Regents of the University of California, General Rev. Bonds, Series 2024-BV, 5.00% 5/15/2035	1,250	1,420
Regents of the University of California, General Rev. Bonds, Series 2025-CD, 5.00% 5/15/2040	1,330	1,484
Regents of the University of California, General Rev. Bonds, Series 2025-CD, 5.25% 5/15/2040	2,685	3,176
Regents of the University of California, General Rev. Bonds, Series 2025-CD, 5.50% 5/15/2040	1,400	1,631
Regents of the University of California, Medical Center Pooled Rev. Bonds, Series 2016-L, 5.00% 5/15/2047	10,030	10,061
Various Purpose GO Bonds, Series 2025, 5.00% 8/1/2039	1,485	1,663
Various Purpose GO Bonds, Series 2025, 5.00% 3/1/2042	2,000	2,206
Various Purpose GO Bonds, Series 2025, 5.00% 8/1/2042	2,735	3,028
Various Purpose GO Bonds, Series 2026, 5.00% 10/1/2043	6,000	6,636
Various Purpose GO Bonds, Series 2026, 5.00% 10/1/2046	1,785	1,921
Various Purpose GO Rev. Ref. Bonds, Series 2026, 5.00% 10/1/2027	7,750	8,049
Various Purpose GO Rev. Ref. Bonds, Series 2024, 5.00% 9/1/2028	1,000	1,059
Various Purpose GO Rev. Ref. Bonds, Series 2024, 5.00% 8/1/2032	5,650	6,367
Various Purpose GO Rev. Ref. Bonds, Series 2025, 5.00% 3/1/2035	1,000	1,152
Various Purpose GO Rev. Ref. Bonds, Series 2026, 5.00% 10/1/2035	10,000	11,547
West Contra Costa Unified School Dist., GO Rev. Ref. Bonds, CAB, Series 2010-D-2, AGI, 0% 8/1/2036	1,995	1,367
Whittier Union High School Dist., GO Rev. Ref. Bonds, CAB, Series 2016, 0% 8/1/2032	750	595
		537,796
Colorado 2.53%
County of Adams, Buffalo Highlands Metropolitan Dist., Limited Tax GO Rev. Ref. and Improvement Bonds, Series 2018-A, 5.25% 12/1/2038	596	597
County of Adams, Lakeridge Metropolitan Dist. No. 2, Rev. Ref. GO and Improvement Bonds, Series 2019, 5.25% 12/1/2048	1,359	1,315
County of Adams, The Village at Dry Creek Metropolitan Dist. No. 2, Limited Tax GO and Special Rev. Bonds, Series 2019, 4.375% 12/1/2044	421	417
City of Aurora, Southlands Metropolitan Dist. No. 1, GO Rev. Ref. Bonds, Series 2017-A-1, 5.00% 12/1/2047	445	435
Brickyard Metropolitan Dist. No. 1, GO Limited Tax and Special Rev. Bonds, Series 2025, 6.25% 12/1/2035	1,000	995
Bridge and Tunnel Enterprise, Infrastructure Rev. Bonds, Series 2024-A, AGI, 5.00% 12/1/2041	750	819
City of Brighton, Brighton Crossing Metropolitan Dist. No. 6, Limited Tax GO Bonds, Series 2020-A, 5.00% 12/1/ 2035	530	537
City and County of Broomfield, Baseline Metropolitan Dist. No. 1, Special Rev. Ref. and Improvement Bonds, Series 2024-A, AGI, 5.00% 12/1/2032	835	909
City of Centennial, Southglenn Metropolitan Dist., Special Rev. Ref. Bonds, Series 2016, 5.00% 12/1/2030	1,000	1,000
City of Centennial, Southglenn Metropolitan Dist., Special Rev. Ref. Bonds, Series 2016, 5.00% 12/1/2046	1,457	1,367
Certs. of Part., Series 2018-A, 5.00% 12/15/2026	1,870	1,902
Commerce City, Reunion Metropolitan Dist., Special Rev. Bonds, Series 2021-A, 3.625% 12/1/2044	684	511
City and County of Denver, Airport System Rev. Bonds, Series 2022-A, AMT, 5.00% 11/15/2028	1,250	1,315
City and County of Denver, Airport System Rev. Bonds, Series 2022-A, AMT, 5.00% 11/15/2033	12,390	13,534
City and County of Denver, Broadway Park North Metropolitan Dist. No. 2, Limited Tax GO Rev. Ref. and Improvement Bonds, Series 2020, 5.00% 12/1/2040 (a)	835	836
Capital Group Municipal Income ETF — Page 9 of 63

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Bonds, notes & other debt instruments (continued) Colorado (continued)	Principal amount (000)	Value (000)
City and County of Denver, Dept. of Aviation, Airport System Rev. Bonds, Series 2018-A, AMT, 5.00% 12/1/2032	USD5,000	$5,206
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. and Improvement Bonds, Series 2025, AGI, 5.00% 12/1/2035	845	921
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. and Improvement Bonds, Series 2025, AGI, 5.00% 12/1/2036	1,200	1,302
County of Douglas, Crystal Crossing Metropolitan Dist., Limited Tax Rev. Ref. GO Bonds, Series 2016, 5.25% 12/ 1/2040	1,545	1,546
E-470 Public Highway Auth., Rev. Bonds, Series 2024-A, 5.00% 9/1/2040	1,395	1,522
E-470 Public Highway Auth., Rev. Bonds, CAB, Series 2004-A, NATL, 0% 9/1/2027	500	482
County of Eagle, The Village Metropolitan Dist., Special Rev. and Limited Property Tax Rev. Ref. and Improvement Bonds, Series 2020, 5.00% 12/1/2049	1,750	1,656
Educational and Cultural Facs. Auth., Charter School Rev. Bonds (Ascent Classical Academy Charter Schools, Inc. Project), Series 2024, 5.25% 4/1/2039 (a)	1,500	1,505
Educational and Cultural Facs. Auth., Charter School Rev. Bonds (Ascent Classical Academy Charter Schools, Inc. Project), Series 2024, 5.50% 4/1/2044 (a)	375	374
County of Elbert, Elbert and Highway 86 Commercial Metropolitan Dist., Special Rev. and Tax Supported Rev. Ref. and Improvement Bonds, Series 2021-A, 5.00% 12/1/2041 (a)	570	573
County of Elbert, Independence Metropolitan Dist. No. 3, Limited Tax GO and Special Rev. Ref. and Improvement Bonds, Series 2024-A, 5.375% 12/1/2054	2,000	1,974
Town of Erie, Westerly Metropolitan Dist. No. 4, Limited Tax GO Bonds, Series 2021-A-1, 5.00% 12/1/2040	2,050	2,002
Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2016-A, 5.00% 11/15/2041	6,000	6,008
Health Facs. Auth., Rev. Bonds (CommonSpirit Health), Series 2019-A-2, 5.00% 8/1/2026	200	201
Health Facs. Auth., Rev. Bonds (CommonSpirit Health), Series 2025-A, 5.00% 9/1/2029	5,830	6,187
Health Facs. Auth., Rev. Bonds (CommonSpirit Health), Series 2025-A, 5.00% 9/1/2032	4,050	4,439
Health Facs. Auth., Rev. Bonds (CommonSpirit Health), Series 2024-A, 5.00% 12/1/2034	8,000	8,851
Health Facs. Auth., Rev. Bonds (CommonSpirit Health), Series 2025-A, 5.00% 9/1/2035	1,900	2,092
Health Facs. Auth., Rev. Bonds (CommonSpirit Health), Series 2019-A-1, 4.00% 8/1/2039	1,095	1,062
Health Facs. Auth., Rev. Bonds (CommonSpirit Health), Series 2019-A-2, 5.00% 8/1/2039	2,125	2,184
Health Facs. Auth., Rev. Bonds (CommonSpirit Health), Series 2019-A-1, 4.00% 8/1/2044	3,295	2,999
Health Facs. Auth., Rev. Bonds (Covenant Living Communities and Services), Series 2025-A, 5.00% 12/1/2034	825	896
Health Facs. Auth., Rev. Bonds (Covenant Living Communities and Services), Series 2025-A, 5.00% 12/1/2035	750	811
Health Facs. Auth., Rev. Bonds (Sanford), Series 2019-A, 4.00% 11/1/2039	2,445	2,377
Health Facs. Auth., Rev. Ref. Bonds (Christian Living Neighborhoods Project), Series 2016, 5.00% 1/1/2031	500	500
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2018-A, 5.00% 12/1/2043	6,165	6,224
Health Facs. Auth., Rev. Ref. Bonds (Sisters of Charity of Leavenworth Health System), Series 2019-A, 4.00% 1/1/ 2037	5,000	5,005
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2019-C, Class I, 4.25% 5/1/2049	1,455	1,465
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2021-H, Class I, 3.00% 11/1/2051	3,025	2,971
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2021-L, Class I, 3.25% 11/1/2051	3,730	3,693
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2023-I, Class III, 6.00% 5/1/2053	7,280	7,896
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2023-O, Class III, 6.50% 5/1/2054	990	1,096
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2025-B, Class I, 5.75% 11/1/2054	5,775	6,333
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2025-J, Class III, 6.25% 5/1/2055	5,040	5,645
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2026-C, Class I, 6.00% 11/1/2055	2,545	2,817
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2025-M, Class I, 6.25% 11/1/2055	2,945	3,273
Town of Johnstown, Thompson Crossing Metropolitan Dist. No. 4, Limited Tax GO Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2019, 5.00% 12/1/2039	900	903
Kinston Metropolitan Dist. No. 5, Limited Tax GO Rev. Ref. and Improvement Bonds, Series 2025-A, 5.00% 12/1/2035 (a)	1,000	1,033
City of Lone Tree, Rampart Range Metropolitan Dist. No. 5, Limited Tax Supported and Special Rev. Bonds, Series 2021, 4.00% 12/1/2036	750	709
City of Lone Tree, Rampart Range Metropolitan Dist. No. 5, Limited Tax Supported and Special Rev. Bonds, Series 2021, 4.00% 12/1/2051	4,200	3,331
Capital Group Municipal Income ETF — Page 10 of 63

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Bonds, notes & other debt instruments (continued) Colorado (continued)	Principal amount (000)	Value (000)
North Range Metropolitan Dist. No. 2, Limited Tax GO and Special Rev. Ref. and Improvement Bonds, Series 2017-A, 5.625% 12/1/2037	USD625	$625
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2020-A, 4.00% 7/15/2033	500	507
Talon Pointe Metropolitan Dist., GO Rev. Ref. and Improvement Bonds, Series 2019-A, 5.25% 12/1/2039 (d)	950	745
City of Thornton, Creekside Village Metropolitan Dist., Limited Tax GO Bonds, Series 2019-A, 5.00% 12/1/2039 (d)	500	490
Timnath Lakes Metropolitan Dist. No. 1, GO Limited Tax Rev. Ref. and Improvement Bonds, Convertible CAB, Series 2022-A, 3.375% 12/1/2052	1,449	1,077
Regents of the University of Colorado, University Enterprise Rev. Ref. Bonds, Series 2017-A-2, 4.00% 6/1/2039	1,200	1,205
Regents of the University of Colorado, University Enterprise Rev. Ref. Bonds, Series 2017-A-2, 4.00% 6/1/2039 (escrowed to maturity)	300	307
Town of Windsor, Great Western Metropolitan Dist. No. 5, Limited Tax GO Rev. Ref. Bonds, Series 2020, 4.75% 12/1/2050	500	437
		141,946
Connecticut 1.54%
City of Bridgeport, Steel Point Infrastructure Improvement Dist., Special Obligation Rev. Bonds (Steelpointe Harbor Project), Series 2021, 4.00% 4/1/2031 (a)	400	404
Health and Educational Facs. Auth., Rev. Bonds (Connecticut Children’s Medical Center Issue), Series 2023-E, 5.00% 7/15/2038	555	594
Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 2013-A, 2.30% 7/1/2042 (c)	27,515	27,515
Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 2016-A-1, 2.55% 7/1/2042 (c)	22,100	22,100
Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 2010-A-4-1, 2.30% 7/1/2049 (c)	7,000	7,000
Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 2017-C-3, 2.30% 7/1/2057 (c)	4,200	4,200
Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 2017-C-4, 2.55% 7/1/2057 (c)	5,000	5,000
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2024-B, AMT, 4.125% 11/ 15/2040	745	721
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2018-E-1, 4.25% 5/15/2042	125	126
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2015-A, 3.85% 5/15/2045	440	412
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2022-A-1, 3.50% 11/15/2051	1,500	1,492
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2026-B-2, 2.75% 11/15/2065 (put 5/15/2029)	5,000	4,978
Mohegan Tribe of Indians, Gaming Auth., Priority Distribution Payment Rev. Ref. Bonds, Series 2015-C, 6.25% 2/1/2030 (a)	815	816
Mohegan Tribe of Indians, Gaming Auth., Priority Distribution Payment Rev. Ref. Bonds, Series 2015-A, 6.75% 2/1/2045 (a)	304	307
Special Tax Obligation Bonds (Transportation Infrastructure Purposes), Series 2023-A, 5.00% 7/1/2031	1,180	1,309
City of Stamford, Harbor Point Infrastructure Improvement Dist., Special Obligation Rev. Ref. Bonds (Harbor Point Project), Series 2017, 5.00% 4/1/2039 (a)	1,500	1,515
City of Stamford, Housing Auth. Rev Bonds (Mozaic Concierge Living Project), Series 2025-C, 4.75% 10/1/2032	3,035	3,115
City of Stamford, Housing Auth. Rev Bonds (Mozaic Concierge Living Project), Series 2025-B, 5.375% 10/1/2033	2,465	2,487
City of Stamford, Housing Auth. Rev Bonds (Mozaic Concierge Living Project), Series 2025-A, 5.50% 10/1/2035	1,000	1,038
City of Stamford, Housing Auth. Rev Bonds (Mozaic Concierge Living Project), Series 2025-A, 6.00% 10/1/2040	1,000	1,042
		86,171
Delaware 0.24%
Econ. Dev. Auth., Charter School Rev. Bonds (First State Montessori Academy, Inc. Project), Series 2019-A, 4.00% 8/1/2029	275	274
Econ. Dev. Auth., Exempt Fac. Rev. Ref. Bonds (NRG Energy Project), Series 2020-A, 4.00% 10/1/2040 (put 10/1/ 2035)	5,100	5,022
Econ. Dev. Auth., Exempt Fac. Rev. Ref. Bonds (NRG Energy Project), Series 2020-A, 4.00% 10/1/2045 (put 10/1/ 2035)	4,935	4,860
Econ. Dev. Auth., Gas Facs. Rev. Ref. Bonds (Delmarva Power & Light Co. Project), Series 2020-A, 3.60% 1/1/2031	2,145	2,200
Capital Group Municipal Income ETF — Page 11 of 63

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Bonds, notes & other debt instruments (continued) Delaware (continued)	Principal amount (000)	Value (000)
GO Bonds, Series 2021, 2.00% 2/1/2036	USD1,000	$821
GO Rev. Ref. Bonds, Series 2023-B, 5.00% 8/1/2026	150	151
		13,328
District of Columbia 0.79%
GO Rev. Ref. Bonds, Series 2024-B, 5.00% 8/1/2034	3,055	3,480
Hospital Rev. Ref. Bonds (Children’s Hospital Obligated Group Issue), Series 2015, 5.00% 7/15/2044	1,000	1,000
Housing Fin. Agcy., Collateralized Multi Family Housing Rev. Bonds (Belmont Crossing Phase II), Series 2025, 5.00% 3/1/2029 (put 2/1/2028)	460	475
Housing Fin. Agcy., Collateralized Multi Family Housing Rev. Bonds (The Edmonson), Series 2024, 5.00% 12/1/2028 (put 12/1/2027)	1,050	1,084
Housing Fin. Agcy., Multi Family Dev. Program Bonds, Series 2021-A-1, FHA, 2.50% 3/1/2042	2,125	1,596
Housing Fin. Agcy., Multi Family Dev. Program Bonds, Series 2021-B-1, FHA, 2.55% 3/1/2042	2,430	1,842
Housing Fin. Agcy., Multi Family Rev. Bonds, Series 2025-B, 3.15% 2/1/2030 (put 2/1/2029)	1,000	1,003
Income Tax Secured Rev. Bonds, Series 2020-C, 5.00% 5/1/2037	1,340	1,421
Income Tax Secured Rev. Ref. Bonds, Series 2019-C, 5.00% 10/1/2026	3,455	3,498
Income Tax Secured Rev. Ref. Bonds, Series 2025-A, 5.00% 6/1/2041	4,125	4,528
Income Tax Secured Rev. Ref. Bonds, Series 2025-A, 5.00% 6/1/2042	1,640	1,789
Metropolitan Area Transit Auth., Dedicated Rev. Bonds, Series 2020-A, 4.00% 7/15/2040	750	748
Metropolitan Area Transit Auth., Dedicated Rev. Bonds, Series 2020-A, 5.00% 7/15/2045	660	676
Metropolitan Area Transit Auth., Dedicated Rev. Green Bonds, Series 2021-A, 4.00% 7/15/2034	1,210	1,246
Metropolitan Washington DC Airports Auth., Airport System Rev. and Rev. Ref. Bonds, Series 2019-A, AMT, 5.00% 10/1/2028	5,000	5,248
Metropolitan Washington DC Airports Auth., Airport System Rev. and Rev. Ref. Bonds, Series 2025-A, AMT, 5.25% 10/1/2041	1,000	1,093
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2020-B, AMT, 5.00% 10/1/ 2027	1,910	1,970
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2022-A, AMT, 5.00% 10/1/ 2031	720	785
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2016-A, AMT, 5.00% 10/1/ 2032	1,015	1,024
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2024-A, AMT, 5.00% 10/1/ 2033	1,885	2,081
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2016-A, AMT, 5.00% 10/1/ 2035	1,000	1,007
Rev. Bonds (Friendship Public Charter School, Inc. Issue), Series 2016-A, 5.00% 6/1/2041	1,000	1,000
Rev. Ref. Bonds (KIPP DC Issue), Series 2017-B, 5.00% 7/1/2042	365	365
Tax Increment Rev Bonds (Union Market Infrastructure Project), Series 2021-A, 4.25% 6/1/2046 (a)	1,260	1,061
Water and Sewer Auth., Public Utility Rev. Ref. Bonds, Series 2024-A, 5.00% 10/1/2038	290	323
Water and Sewer Auth., Public Utility Rev. Ref. Bonds, Series 2025-A, 5.00% 10/1/2043	2,500	2,714
Water and Sewer Auth., Public Utility Sub Lien Rev. Ref. Bonds, Series 2014-C, 4.00% 10/1/2041	1,550	1,459
		44,516
Florida 4.51%
County of Alachua, Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds, Series 2025-A, AGI, 5.00% 12/1/ 2035	1,000	1,108
County of Alachua, Health Facs. Auth., Health Facs. Rev. Ref. Bonds, Series 2019-B-1, 5.00% 12/1/2031	1,815	1,927
City of Atlantic Beach, Health Care Facs. Rev. Bonds (Fleet Landing Project), Series 2018-A, 5.00% 11/15/2030	435	448
City of Atlantic Beach, Health Care Facs. Rev. Bonds (Fleet Landing Project), Series 2018-A, 5.00% 11/15/2031	460	473
Balm Grove Community Dev. Dist., Special Assessment Bonds (Series 2022 Project), Series 2022, 4.00% 11/1/2042	1,975	1,785
Braddock Lakes Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2025, 4.50% 5/1/2035	1,000	984
County of Broward, Airport System Rev. Bonds, Series 2019-B, AMT, 5.00% 10/1/2033	3,000	3,152
County of Broward, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Tequesta Reserve), Series 2024, 3.15% 3/1/2028 (put 3/1/2027)	865	866
Capital Group Municipal Income ETF — Page 12 of 63

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Bonds, notes & other debt instruments (continued) Florida (continued)	Principal amount (000)	Value (000)
Capital Trust Agcy., Educational Facs. Rev. Bonds (Renaissance Charter School), Series 2017-A, 4.375% 6/15/2027 (a)	USD180	$180
Capital Trust Agcy., Educational Facs. Rev. Bonds (Viera Charter Schools, Inc. Project), Series 2017-A, 4.00% 10/15/2029 (a)	400	398
Capital Trust Agcy., Senior Rev. Bonds (Educational Growth Fund, LLC Charter School Portfolio Projects), Series 2021-A-1, 3.375% 7/1/2031 (a)	395	378
Capital Trust Auth., Charter School Rev. Bonds (Mason Classical Academy Project), Series 2024-A, 5.00% 6/1/2039 (a)	2,010	2,012
Capital Trust Auth., Educational Facs. Rev. and Rev. Ref. Bonds (Plato Academy Schools Project), Series 2024-A, 5.00% 12/15/2044	950	917
Capital Trust Auth., Health Care Facs. Rev. and Rev. Ref. Bonds (UF Health Projects), Series 2025-A, 5.00% 12/1/ 2032	4,450	4,891
Capital Trust Auth., Health Care Facs. Rev. and Rev. Ref. Bonds (UF Health Projects), Series 2025-A, 5.00% 12/1/ 2035	1,410	1,562
Capital Trust Auth., Rev. Bonds (AIDS Healthcare Foundation Obligated Group), Series 2026-A, 4.75% 12/1/2042	765	766
Central Florida Expressway Auth., Rev. Bonds, Series 2019-B, 5.00% 7/1/2030	1,425	1,524
Counties of Charlotte and Lee, Babcock Ranch Community Independent Special Dist., Special Assessment Rev. Bonds, Series 2024, 5.00% 5/1/2044 (a)	220	218
County of Collier, Ave Maria Stewardship Community Dist., Capital Improvement Rev. Bonds, Series 2022, 4.00% 5/1/2042	1,445	1,299
County of Collier, Ave Maria Stewardship Community Dist., Capital Improvement Rev. Bonds (Ave Maria National Project), Series 2021, 3.75% 5/1/2041	3,565	3,114
Cypress Preserve Community Dev. Dist., Special Assessment Rev. Bonds (Assessment Area No. 2), Series 2019, 4.00% 11/1/2039	325	297
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Cornerstone Classical Academy), Series 2024-A, 5.00% 6/1/2034 (a)	595	610
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Mater Academy Projects), Series 2020-A, 5.00% 6/15/2035	1,000	1,008
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Mater Academy Projects), Series 2022-A, 5.00% 6/15/2036	1,325	1,334
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Renaissance Charter School, Inc. Projects), Series 2023-A, 6.50% 6/15/2038 (a)	1,000	1,070
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Tampa General Hospital Project), Series 2026-A, 5.00% 8/1/2047	2,700	2,779
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (Renaissance Charter School, Inc.), Series 2020-C, 5.00% 9/15/2040 (a)	375	361
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (Renaissance Charter School, Inc.), Series 2025, 6.00% 6/15/2045 (a)	2,250	2,359
Dev. Fin. Corp., Rev. Bonds (Brightline Florida Passenger Rail Project), Series 2024, AGI, AMT, 5.00% 7/1/2044	9,885	9,619
Dev. Fin. Corp., Solid Waste Disposal Rev. Bonds (GFL Solid Waste Southeast LLC Project), Series 2024-A, AMT, 4.375% 10/1/2054 (put 10/1/2031) (a)	7,900	7,941
Dev. Fin. Corp., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2025-A, AMT, 3.40% 9/1/2050 (put 9/1/2028)	4,560	4,562
Dev. Fin. Corp., Solid Waste Disposal Rev. Bonds (Waste Pro USA, Inc. Project), Series 2019, AMT, 5.00% 5/1/2029 (a)	1,000	1,007
Dev. Fin. Corp., Solid Waste Disposal Rev. Bonds (Waste Pro USA, Inc. Project), Series 2017, AMT, 5.25% 8/1/2029	2,000	2,056
Dev. Fin. Corp., Solid Waste Disposal Rev. Bonds (Waste Pro USA, Inc. Project), Series 2021, AMT, 3.00% 6/1/2032	5,000	4,637
Dev. Fin. Corp., Solid Waste Disposal Rev. Bonds (Waste Pro USA, Inc. Project), Series 2023, AMT, 4.50% 7/1/2032 (a)	9,940	9,900
Dev. Fin. Corp., Solid Waste Disposal Rev. Bonds (Waste Pro USA, Inc. Project), Series 2023, AMT, 6.125% 7/1/2032 (put 7/1/2026) (a)	1,375	1,376
Dev. Fin. Corp., Solid Waste Disposal Rev. Bonds (Waste Pro USA, Inc. Project), Series 2025, AMT, 4.45% 7/1/2037 (put 4/2/2030) (a)	2,530	2,554
Edgewater East Community Dev. Dist., Special Assessment Rev. Bonds, Series 2021, 3.60% 5/1/2041	500	427
Board of Education, Public Education Capital Outlay Bonds, Series 2016-G, 4.00% 6/1/2041 (preref. 6/1/2027)	1,280	1,303
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 202-A, AMT, 5.00% 10/1/2029	1,350	1,437
Greater Orlando Aviation Auth., Special Purpose Airport Facs. Rev. Bonds (United Airlines, Inc. Project), Series 2025, AMT, 5.25% 11/1/2035	2,290	2,373
Greater Orlando Aviation Auth., Special Purpose Airport Facs. Rev. Bonds (United Airlines, Inc. Project), Series 2025, AMT, 5.50% 11/1/2036	4,400	4,613
Capital Group Municipal Income ETF — Page 13 of 63

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Bonds, notes & other debt instruments (continued) Florida (continued)	Principal amount (000)	Value (000)
Harbor Bay Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2019-A-1, 3.875% 5/1/2039	USD1,000	$946
City of Hialeah, Two Lakes Community Dev. Dist., Special Assessment Bonds, Series 2024, 5.00% 5/1/2032	680	726
City of Hialeah, Two Lakes Community Dev. Dist., Special Assessment Bonds, Series 2024, 5.00% 5/1/2034	715	765
City of Hialeah, Two Lakes Community Dev. Dist., Special Assessment Bonds, Series 2024, 5.00% 5/1/2044	250	253
County of Hillsborough, Aviation Auth., Tampa International Airport Rev. Bonds, Series 2024-B, AMT, 5.00% 10/1/ 2029	2,870	3,060
County of Hillsborough, Aviation Auth., Tampa International Airport Rev. Bonds, Series 2024-B, AMT, 5.00% 10/1/ 2031	8,420	9,181
County of Hillsborough, Aviation Auth., Tampa International Airport Rev. Bonds, Series 2024-B, AMT, 5.00% 10/1/ 2038	1,525	1,641
County of Hillsborough, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Riverside Apartments), Series 2026, 2.90% 12/1/2028 (put 12/1/2027)	415	413
Hobe-St. Lucie Conservancy Dist., Improvement Bonds (Unit of Dev. No. 1A), Series 2024, 4.75% 5/1/2031	590	607
Housing Fin. Auth., Multi Family Rev. Bonds (Cypress Oaks Apartments), Series 2025, 3.15% 12/1/2028 (put 12/1/ 2027)	1,000	1,002
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2018-1, 4.00% 7/1/2049	95	95
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2018-2, 4.25% 1/1/2050	1,145	1,152
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2023-3, 5.75% 1/1/2054	915	993
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2023-5, 6.25% 1/1/2054	1,710	1,884
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2023-1, 5.25% 7/1/2054	1,220	1,273
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2024-3, 6.25% 1/1/2055	1,110	1,209
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2024-5, 6.25% 1/1/2055	140	153
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2024-1, 6.25% 7/1/2055	915	1,013
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2025-1, 6.25% 1/1/2056	2,470	2,718
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2026-1, 6.00% 1/1/2057	2,500	2,803
Housing Fin. Corp., Multi Family Mortgage Rev. Bonds (Residences at Marina Village), Series 2025-S, 2.85% 10/1/2043 (put 10/1/2028)	2,015	2,006
JEA, Electric System Rev. Bonds, Series 2017-B-3, 5.00% 10/1/2028	3,070	3,169
JEA, Electric System Rev. Bonds, Series 2024-A-3, AGI, 5.00% 10/1/2033	2,760	3,131
JEA, Electric System Rev. Bonds, Series 2024-A-3, AGI, 5.00% 10/1/2034	1,240	1,417
JEA, Water and Sewer System Rev. Bonds, Series 2025-A, 5.00% 10/1/2041	1,500	1,647
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Del Webb Project), Series 2017, 5.00% 5/1/2037 (a)	535	539
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Indigo Expansion Area Project), Series 2019, 3.75% 5/1/2039 (a)	905	840
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lakewood Ranch Southeast Project), Series 2025, 5.00% 5/1/2035	2,325	2,457
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lakewood Ranch Southeast Project), Series 2025, 5.50% 5/1/2040	1,785	1,909
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Northeast Sector Project - Phase 2B), Series 2020, 3.75% 5/1/2040 (a)	2,585	2,370
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Villages of Lakewood Ranch South Project), Series 2016, 5.125% 5/1/2046	1,000	1,000
County of Lee, Airport Rev. Bonds, Series 2024, AMT, 5.25% 10/1/2041	1,635	1,764
County of Lee, Airport Rev. Bonds, Series 2026-A-2, AMT, 5.00% 10/1/2056 (put 10/1/2031)	1,340	1,437
County of Lee, Housing Fin. Auth., Multi Family Housing Rev. Bonds (5300-5360 Summerlin), Series 2026, 2.65% 12/1/2047 (put 9/1/2029)	165	162
County of Lee, Industrial Dev. Auth., Healthcare Facs. Improvement Rev. Bonds (Shell Point/Alliance Obligated Group, Shell Point/Waterside Health Project), Series 2019, 5.00% 11/15/2049	125	121
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Lee Health System, Inc.), Series 2019-A-1, 4.00% 4/1/2037	2,500	2,453
Local Government Fin. Commission, Educational Facs. Rev. Bonds (Bridgeprep Academy Projects), Series 2025-A, 5.50% 6/15/2040 (a)	3,300	3,406
Local Government Fin. Commission, Educational Facs. Rev. Bonds (Bridgeprep Academy Projects), Series 2025-A, 6.00% 6/15/2045 (a)	1,030	1,062
Capital Group Municipal Income ETF — Page 14 of 63

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Bonds, notes & other debt instruments (continued) Florida (continued)	Principal amount (000)	Value (000)
Local Government Fin. Commission, Senior Living Rev. Bonds (Fleet Landing at Nocatee Project), Series 2025B-1, 4.20% 11/15/2030 (a)	USD5,945	$5,962
Local Government Fin. Commission, Senior Living Rev. Bonds (Fleet Landing at Nocatee Project), Series 2025-A, 6.625% 11/15/2045 (a)	3,000	3,178
LT Ranch Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2019, 4.00% 5/1/2040	2,100	1,984
LT Ranch Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2019, 4.00% 5/1/2050	2,000	1,656
Counties of Manatee and Sarasota, Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lakewood Centre North), Series 2015, 4.875% 5/1/2035	500	500
Counties of Manatee and Sarasota, Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lakewood Centre North), Series 2015, 4.875% 5/1/2045	1,000	982
City of Miami, Midtown Miami Community Dev. Dist., Special Assessment and Rev. Ref. Bonds (Infrastructure Project), Series 2014-B, 5.00% 5/1/2029	505	505
County of Miami-Dade, Aviation Rev. Ref. Bonds, Series 2024-A, AMT, 5.00% 10/1/2028	2,250	2,361
County of Miami-Dade, Aviation Rev. Ref. Bonds, Series 2024-A, AMT, 5.00% 10/1/2032	10,000	10,972
County of Miami-Dade, Aviation Rev. Ref. Bonds, Series 2017-B, AMT, 5.00% 10/1/2040	8,990	9,070
County of Miami-Dade, Educational Facs. Auth., Rev. Bonds (University of Miami Issue), Series 2026, 5.00% 4/1/ 2037	3,000	3,333
County of Miami-Dade, Educational Facs. Auth., Rev. Bonds (University of Miami Issue), Series 2026, 5.00% 4/1/ 2044	2,000	2,106
County of Miami-Dade, Sawyers Landing Community Dev. Dist., Special Assessment Rev. Bonds, Series 2021, 3.25% 5/1/2026	500	500
County of Miami-Dade, Sawyers Landing Community Dev. Dist., Special Assessment Rev. Bonds, Series 2021, 4.125% 5/1/2041	1,645	1,526
Municipal Loan Council, Capital Improvement Rev. Bonds (Shingle Creek Transit and Utility Community Dev. Dist. Series), Series 2024, AMT, 5.15% 5/1/2044	140	143
North Miami Community Redev. Agcy., Redev. Rev. Bonds, Series 2024, 5.00% 3/1/2034	1,690	1,840
North Miami Community Redev. Agcy., Redev. Rev. Bonds, Series 2024, 5.00% 3/1/2037	2,945	3,146
North Miami Community Redev. Agcy., Redev. Rev. Bonds, Series 2024, 5.00% 3/1/2038	1,095	1,165
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Bonds (Presbyterian Retirement Communities Project), Series 2015, 5.00% 8/1/2028	1,250	1,252
County of Orange, Health Facs. Auth., Hospital Rev. Bonds (Orlando Health Obligated Group), Series 2025-A, 5.00% 10/1/2041	2,600	2,781
County of Orange, Health Facs. Auth., Rev. Bonds (Presbyterian Retirement Communities Obligated Group Project), Series 2023-A, 4.00% 8/1/2042	4,280	3,960
Orlando Utilities Commission, Utility System Rev. Ref. Bonds, Series 2024-B, 5.00% 10/1/2036	1,585	1,782
Osceola County Housing Fin. Auth., Multi Family Housing Rev. Bonds (Crestwood Apartments), Series 2026-B, 2.65% 9/1/2043 (put 9/1/2028)	155	153
County of Palm Beach, Health Facs. Auth., Retirement Communities Rev. Bonds (ACTS Retirement - Life Communities, Inc. Obligated Group), Series 2018-A, 5.00% 11/15/2045	1,250	1,259
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2015, 5.00% 9/1/2044	3,230	3,230
City of Port St. Lucie, Tradition Community Dev. Dist. No. 9, Special Assessment Bonds (Community Infrastructure), Series 2025, 4.35% 5/1/2032	535	544
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2018-B-1, AGI, 3.75% 5/ 1/2039	820	779
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Series 2022-B, 3.00% 5/1/2032	1,500	1,406
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Series 2022-B, 3.25% 5/1/2040	1,650	1,391
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Series 2022-C, 3.40% 5/1/2040	4,000	3,403
Sunbridge Stewardship Dist., Special Assessment Rev. Bonds (Del Webb Phase 1/2 Project), Series 2022, 5.40% 5/1/2042	500	513
Dept. of Transportation, Turnpike Rev. Bonds, Series 2024-B, 4.00% 7/1/2045	890	862
Dept. of Transportation, Turnpike Rev. Ref. Bonds, Series 2017-A, 5.00% 7/1/2026	1,130	1,137
Capital Group Municipal Income ETF — Page 15 of 63

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Bonds, notes & other debt instruments (continued) Florida (continued)	Principal amount (000)	Value (000)
City of Venice, Retirement Community Rev. Improvement Bonds (Village on the Isle Project), Series 2024-B-3, 4.25% 1/1/2030 (a)	USD495	$495
City of Venice, Retirement Community Rev. Improvement Bonds (Village on the Isle Project), Series 2024-B-2, 4.50% 1/1/2030 (a)	440	440
City of Venice, Retirement Community Rev. Improvement Bonds (Village on the Isle Project), Series 2024-B-1, 4.625% 1/1/2030 (a)	375	375
Village Community Dev. Dist. No. 16, Special Assessment Rev. Bonds, Series 2025, 4.00% 5/1/2035	2,500	2,475
Village Community Dev. Dist. No. 16, Special Assessment Rev. Bonds, Series 2025, 4.50% 5/1/2040	2,750	2,754
City of Wildwood, Village Community Dev. Dist. No. 12, Special Assessment Rev. Bonds, Series 2016, 3.625% 5/1/ 2031	595	580
City of Wildwood, Village Community Dev. Dist. No. 12, Special Assessment Rev. Bonds, Series 2018, 4.25% 5/1/ 2043	4,570	4,314
City of Wildwood, Village Community Dev. Dist. No. 13, Special Assessment Rev. Bonds, Series 2020, 3.25% 5/1/2040 (a)	1,195	1,043
City of Wildwood, Village Community Dev. Dist. No. 13, Special Assessment Rev. Bonds, Series 2021, 3.00% 5/1/ 2041	4,865	4,020
City of Wildwood, Village Community Dev. Dist. No. 13, Special Assessment Rev. Bonds, Series 2020, 3.50% 5/1/2051 (a)	3,485	2,658
City of Wildwood, Village Community Dev. Dist. No. 15, Special Assessment Rev. Bonds, Series 2024, 3.75% 5/1/2029 (a)	370	371
City of Wildwood, Village Community Dev. Dist. No. 15, Special Assessment Rev. Bonds, Series 2024, 4.00% 5/1/2034 (a)	540	540
City of Wildwood, Village Community Dev. Dist. No. 15, Special Assessment Rev. Bonds, Series 2024, 4.55% 5/1/2044 (a)	1,995	1,916
Windward at Lakewood Ranch Community Dev. Dist., Capital Improvement Rev. Bonds (Phase 1 Project), Series 2020-A-3, 4.85% 5/1/2040	365	361
Woodlands Section 9 Community Dev. Dist., Special Assessment Bonds, Series 2026, 4.50% 5/1/2036	930	892
		253,017
Georgia 2.33%
Athens Housing Auth. Rev. Bonds, (University of Georgia Project - Ugaref Lumpkin Street Housing Phase I, LLC), Series 2024, 5.00% 6/15/2038	1,245	1,363
City of Atlanta, Airport General Rev. Bonds, Series 2019-B, AMT, 5.00% 7/1/2031	1,000	1,058
City of Atlanta, Airport General Rev. Green Bonds, Series 2025-B, AMT, 5.00% 7/1/2039	2,515	2,705
City of Atlanta, Airport General Rev. Green Bonds, Series 2025-B, AMT, 5.00% 7/1/2040	2,565	2,744
City of Atlanta, Airport Passenger Fac. Charge and General Rev. Bonds, Series 2019-C, 5.00% 7/1/2038	3,000	3,141
City of Atlanta, Airport Passenger Fac. Charge and General Rev. Bonds, Series 2019-D, AMT, 4.00% 7/1/2040	500	475
City of Atlanta, Water and Wastewater Rev. Bonds, Series 2024, BAM, 5.00% 11/1/2032	4,280	4,823
Augusta Dev. Auth., Rev. Bonds (AU Health System, Inc. Project), Series 2018, 4.00% 7/1/2038	460	454
Bulloch County School Dist., GO Sales Tax Bonds, Series 2026, 5.00% 11/1/2027	1,250	1,299
Bulloch County School Dist., GO Sales Tax Bonds, Series 2026, 5.00% 11/1/2028	2,835	3,003
County of Burke, Dev. Auth., Pollution Control Rev. Bonds (Georgia Power Co. Plant Vogtle Project), Series 2012-2, 3.30% 12/1/2049 (put 8/21/2029)	590	594
County of Cobb, Dev. Auth., Educational Facs. Rev. Bonds (Mt. Bethel Christian Academy Project), Series 2023-A, 6.25% 6/15/2055 (a)	370	379
City of Dalton, Combined Utilities Rev. Bonds, Series 2020, 5.00% 3/1/2032	1,000	1,065
County of Douglas, Housing Auth., Multi Family Housing Rev. Bonds (Astoria At Crystal Lake Project), Series 2024-B, 5.00% 10/1/2028 (put 10/1/2027)	420	432
County of Fayette Dev., Auth. Rev. Bonds (United States Soccer Federation, Inc. Project), Series 2024, 5.00% 10/1/ 2033	765	828
County of Fayette Dev., Auth. Rev. Bonds (United States Soccer Federation, Inc. Project), Series 2024, 5.00% 10/1/ 2034	750	813
County of Fayette Dev., Auth. Rev. Bonds (United States Soccer Federation, Inc. Project), Series 2024, 5.00% 10/1/ 2035	810	872
Capital Group Municipal Income ETF — Page 16 of 63

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Bonds, notes & other debt instruments (continued) Georgia (continued)	Principal amount (000)	Value (000)
County of Fayette Dev., Auth. Rev. Bonds (United States Soccer Federation, Inc. Project), Series 2024, 5.00% 10/1/2042	USD1,255	$1,292
County of Fulton, Residential Care Facs. for the Elderly, Retirement Fac. Rev. Ref. Bonds (Lenbrook Square Foundation, Inc. Project), Series 2016, 5.00% 7/1/2036	1,220	1,220
GO Bonds, Series 2022-A, 5.00% 7/1/2026	5,000	5,032
GO Bonds, Series 2022-A, 5.00% 7/1/2036	680	751
City of Griffin, Housing Auth., Multi Family Housing Rev. Bonds (Northside Hills Apartments Project), Series 2024, 5.00% 5/1/2028 (put 11/1/2027)	8,550	8,800
Housing Auth., Multi Family Housing Rev. Bonds (Cahec GA Portfolio II Project), Series 2025, 3.15% 2/1/2029 (put 2/1/2028)	1,165	1,167
City of Lawrenceville, Housing Auth., Multi Family Housing Rev. Bonds (Applewood Towers Project), Series 2024-B, 5.00% 10/1/2028 (put 10/1/2027)	312	321
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2007-A, 5.50% 9/15/2028	1,000	1,050
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2021-A, 4.00% 7/1/2052 (put 9/1/2027)	2,750	2,782
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2022-C, 4.00% 8/1/2052 (put 11/1/2027) (a)	16,885	16,851
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2023-B, 5.00% 7/1/2053 (put 3/1/2030)	3,615	3,792
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2024-A, 5.00% 5/1/2054 (put 9/1/2031)	2,500	2,650
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2024-B, 5.00% 12/1/2054 (put 3/1/2032)	7,840	8,373
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2025-A, 5.00% 6/1/2055 (put 6/1/2032)	4,850	5,189
Metropolitan Atlanta Rapid Transit Auth., Sales Tax Rev. and Rev. Ref. Bonds, Series 2016-B, 5.00% 7/1/2033 (preref. 7/1/2026)	4,170	4,197
Metropolitan Atlanta Rapid Transit Auth., Sales Tax Rev. and Rev. Ref. Bonds, Series 2016-B, 5.00% 7/1/2035 (preref. 7/1/2026)	4,785	4,816
Metropolitan Atlanta Rapid Transit Auth., Sales Tax Rev. and Rev. Ref. Bonds, Series 2016-B, 5.00% 7/1/2037 (preref. 7/1/2026)	2,835	2,854
Metropolitan Atlanta Rapid Transit Auth., Sales Tax Rev. Green Bonds, Series 2025-A, 5.00% 7/1/2045	1,110	1,186
Municipal Electric Auth., General Resolution Projects Bonds, Series 2016-A, 5.00% 1/1/2028	8,000	8,047
Municipal Electric Auth., General Resolution Projects Bonds, Series 2024-A, 5.00% 1/1/2033	1,250	1,391
Municipal Electric Auth., Project One Bonds, Series 2020-A, 5.00% 1/1/2027	620	632
Municipal Electric Auth., Project One Bonds, Series 2016-A, BAM, 5.00% 1/1/2028	10,000	10,060
Municipal Electric Auth., Project One Bonds, Series 2024-A, 5.00% 1/1/2033	3,750	4,174
Municipal Electric Auth., Project One Bonds, Series 2020-A, 5.00% 1/1/2034	2,330	2,511
County of Rockdale, Rev. Ref. Bonds (Pratt Paper (GA), LLC Project), Series 2018, AMT, 4.00% 1/1/2038 (a)	4,000	3,838
Savannah Housing Auth., Multi Family Rev. Bonds (Montgomery Landing Project), Series 2025, 3.15% 7/1/2043 (put 7/1/2028)	1,975	1,978
		131,002
Guam 0.16%
Business Privilege Tax Rev. Ref. Bonds, Series 2021-F, 5.00% 1/1/2029	2,250	2,352
Business Privilege Tax Rev. Ref. Bonds, Series 2021-F, 5.00% 1/1/2030	1,000	1,058
Business Privilege Tax Rev. Ref. Bonds, Series 2021-F, 5.00% 1/1/2031	1,000	1,069
Business Privilege Tax Rev. Ref. Bonds, Series 2021-F, 4.00% 1/1/2036	1,200	1,185
Business Privilege Tax Rev. Ref. Bonds, Series 2025-G, 5.00% 1/1/2036	555	600
Business Privilege Tax Rev. Ref. Bonds, Series 2025-G, 5.25% 1/1/2037	500	546
Business Privilege Tax Rev. Ref. Bonds, Series 2025-G, 5.25% 1/1/2038	550	597
GO Bonds, Series 2019, AMT, 5.00% 11/15/2031	305	319
Limited Obligation Bonds (Section 30), Series 2016-A, 5.00% 12/1/2046	1,355	1,362
		9,088
Hawaii 0.17%
Airports System Rev. Bonds, Series 2018-A, AMT, 5.00% 7/1/2029	500	521
Airports System Rev. Bonds, Series 2020-A, AMT, 4.00% 7/1/2035	500	501
Airports System Rev. Bonds, Series 2018-A, AMT, 5.00% 7/1/2035	1,965	2,026
Airports System Rev. Bonds, Series 2025-C, AMT, 5.00% 7/1/2041	1,500	1,597
Capital Group Municipal Income ETF — Page 17 of 63

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Bonds, notes & other debt instruments (continued) Hawaii (continued)	Principal amount (000)	Value (000)
Dept. of Budget and Fin., Special Purpose Rev. Ref. Bonds (Hawaiian Electric Co., Inc.), Series 2017-B, AMT, 4.00% 3/1/2037	USD1,010	$972
GO Bonds, Series 2016-FG, 4.00% 10/1/2033	2,000	2,007
Harbor System Rev. Bonds, Series 2020-A, AMT, 5.00% 7/1/2028	1,000	1,040
City and County of Honolulu, GO Bonds (Honolulu Rail Transit Project), Series 2023-C, 3.00% 7/1/2034	1,030	1,011
		9,675
Idaho 0.25%
Housing and Fin. Assn., Sales Tax Rev. Bonds (Transportation Expansion and Congestion Mitigation Fund), Series 2023-A, 5.25% 8/15/2048	2,035	2,142
Housing and Fin. Assn., Single Family Mortgage Bonds, Series 2023-C, 5.75% 1/1/2053	2,310	2,501
Housing and Fin. Assn., Single Family Mortgage Bonds, Series 2024-A, 6.00% 7/1/2054	1,525	1,675
Housing and Fin. Assn., Single Family Mortgage Bonds, Series 2025-C, 6.25% 1/1/2056	6,630	7,467
		13,785
Illinois 6.46%
Build Illinois Bonds, Sales Tax Rev. Bonds, Series 2021-A, 3.00% 6/15/2032	500	479
Build Illinois Bonds, Sales Tax Rev. Bonds, Series 2024-B, 5.00% 6/15/2035	5,130	5,676
Build Illinois Bonds, Sales Tax Rev. Bonds, Series 2025-C, 5.00% 6/15/2041	2,000	2,128
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2024-B, 5.00% 6/15/2036	645	707
City of Chicago, Board of Education, Capital Improvement Tax Bonds, Series 2016, 6.00% 4/1/2046	5,750	5,813
City of Chicago, Board of Education, Capital Improvement Tax Bonds (Dedicated Rev.), Series 2023, 5.25% 4/1/ 2036	250	269
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2023-A, 5.50% 12/1/2031	2,000	2,124
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2023-A, 5.00% 12/1/2032	2,000	2,053
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2033	1,350	1,368
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2037	1,120	1,112
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2038	565	556
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2040	1,500	1,450
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2025-A, 5.75% 12/1/2050	4,020	4,023
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2025-A, 6.25% 12/1/2050	3,960	4,150
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds, Series 2025-C, 6.00% 12/1/2039	5,000	5,380
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2017-D, 5.00% 12/1/2026	1,925	1,938
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, AGI, 5.00% 12/1/2028	2,300	2,405
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, 5.00% 12/1/2030	1,535	1,555
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2021-B, 5.00% 12/1/2030	2,000	2,056
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2017-B, 6.75% 12/1/2030 (a)	1,000	1,042
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, 5.00% 12/1/2035	1,250	1,251
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2022-B, 4.00% 12/1/2036	7,815	7,249
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2022-B, 4.00% 12/1/2037	1,000	918
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2025-B, 6.00% 12/1/2037	3,430	3,738
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2022-B, 4.00% 12/1/2038	5,000	4,528
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2025-B, 6.00% 12/1/2038	7,500	8,119
Capital Group Municipal Income ETF — Page 18 of 63

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Bonds, notes & other debt instruments (continued) Illinois (continued)	Principal amount (000)	Value (000)
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2025-C, 5.50% 12/1/2045	USD3,000	$2,992
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2022-A, 4.00% 12/1/2047	500	400
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), CAB, Series 1998-B-1, NATL, 0% 12/1/2027	1,125	1,059
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2023-C, AMT, 5.00% 1/1/2028	1,130	1,169
City of Chicago, GO Bonds, Series 2021-A, 4.00% 1/1/2035	500	478
City of Chicago, GO Bonds, Series 2025-C, 6.00% 1/1/2043	450	486
City of Chicago, GO Rev. Ref. Bonds, Series 2020-A, 5.00% 1/1/2027	800	808
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2024-C, AMT, 5.00% 1/1/ 2028	7,000	7,261
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2025-D, 5.00% 1/1/2034	1,750	1,971
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax GO Bonds (Dedicated Tax Rev.), Series 2012-A, 5.00% 12/1/2042	4,500	4,256
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax GO Bonds (Dedicated Tax Rev.), CAB, Series 1998-B-1, NATL, 0% 12/1/2031	240	191
City of Chicago, Transit Auth., Capital Grant Receipts Rev. Ref. Bonds (Federal Transit Administration Section 5337 State of Good Repair Formula Funds), Series 2017, 5.00% 6/1/2026	775	777
City of Chicago, Transit Auth., Sales Tax Receipts Rev. and Rev. Ref. Bonds, Series 2026-A, 5.00% 12/1/2041	1,565	1,700
City of Chicago, Transit Auth., Sales Tax Receipts Rev. and Rev. Ref. Bonds, Series 2026-A, 5.00% 12/1/2043	700	754
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2023-B, AGI, 5.00% 1/1/2029	1,295	1,368
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2024-B, BAM, 5.00% 1/1/2035	1,480	1,633
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2023-B, AGI, 5.00% 1/1/2036	1,125	1,220
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2023-B, AGI, 5.00% 1/1/2037	3,735	4,023
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2024-B, BAM, 5.00% 1/1/2037	2,155	2,345
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2024-A, BAM, 5.00% 1/1/2041	400	428
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2024-A, BAM, 5.00% 1/1/2043	800	850
City of Chicago, Water Rev. Bonds, Series 2000, 5.00% 11/1/2028	1,000	1,013
City of Chicago, Water Rev. Ref. Bonds, Series 2017, 5.00% 11/1/2028	2,000	2,069
City of Chicago, Water Rev. Ref. Bonds, Series 2017-2, AGI, 5.00% 11/1/2031	1,000	1,032
City of Chicago, Water Rev. Ref. Bonds, Series 2023-B, AGI, 5.00% 11/1/2032	1,020	1,127
Fin. Auth., Graduate and Professional Student Loan Program Rev. Bonds (Midwestern University Foundation), Series 2025-A, 4.25% 7/1/2041	480	476
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2008-A, 4.00% 11/1/2030	245	249
Fin. Auth., Rev. Bonds (CenterPointJoliet Terminal 2020), Series 2024, AMT, 4.125% 12/1/2050 (put 12/31/2034) (a)	5,000	4,883
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 5.00% 12/1/2040	8,000	8,032
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 5.00% 12/1/2046	5,875	5,899
Fin. Auth., Rev. Bonds (Northshore University HealthSystem), Series 2020-A, 4.00% 8/15/2036	2,430	2,402
Fin. Auth., Rev. Bonds (Northshore University HealthSystem), Series 2020-A, 4.00% 8/15/2037	2,000	1,946
Fin. Auth., Rev. Bonds (Northshore University HealthSystem), Series 2020-A, 4.00% 8/15/2040	3,290	3,098
Fin. Auth., Rev. Bonds (OSF Healthcare System), Series 2020-B-2, 5.00% 5/15/2050 (put 11/15/2026)	2,000	2,004
Fin. Auth., Rev. Bonds (Rush University For Health), Series 2025-A, 5.00% 11/15/2035	4,615	5,144
Fin. Auth., Rev. Bonds (The Carle Foundation), Series 2021-A, 5.00% 8/15/2033	2,000	2,172
Fin. Auth., Rev. Bonds (The Carle Foundation), Series 2021-A, 4.00% 8/15/2038	1,000	971
Fin. Auth., Rev. Bonds (The Carle Foundation), Series 2021-A, 4.00% 8/15/2041	750	708
Fin. Auth., Rev. Bonds (University of Chicago), Series 2024-B, 5.25% 4/1/2039	500	550
Fin. Auth., Rev. Bonds (University of Chicago), Series 2024-A, 5.25% 4/1/2042	750	814
Fin. Auth., Rev. Green Bonds (Clean Water Initiative Revolving Fund), Series 2020, 4.00% 7/1/2038	2,500	2,513
Fin. Auth., Rev. Green Bonds (Clean Water Initiative Revolving Fund), Series 2025-A, 5.00% 7/1/2043	450	488
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 11/15/2034	620	622
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 11/15/2035	1,500	1,505
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2018-A, 5.00% 5/15/2043	2,500	2,546
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 11/15/2045	8,705	8,705
Capital Group Municipal Income ETF — Page 19 of 63

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Bonds, notes & other debt instruments (continued) Illinois (continued)	Principal amount (000)	Value (000)
Fin. Auth., Rev. Ref. Bonds (Smith Crossing), Series 2022, 4.00% 10/15/2028	USD335	$335
Fin. Auth., Rev. Ref. Bonds (Smith Crossing), Series 2022, 4.00% 10/15/2029	225	224
Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2023, AMT, 4.60% 10/1/2053 (put 10/1/2026)	1,565	1,570
Fin. Auth., Solid Waste Disposal Rev. Green Bonds (LRS Holdings, LLC Project), Series 2023-A, AMT, 7.25% 9/1/2052 (put 9/1/2030) (a)	500	542
GO Bonds, Series 2021-A, 5.00% 3/1/2028	2,505	2,604
GO Bonds, Series 2017-D, BAM, 5.00% 11/1/2028	1,220	1,256
GO Bonds, Series 2025-C, 5.25% 9/1/2031	5,000	5,500
GO Bonds, Series 2021-A, 5.00% 3/1/2032	2,060	2,219
GO Bonds, Series 2024-B, 5.00% 10/1/2034	3,850	4,203
GO Bonds, Series 2023-B, 5.00% 5/1/2036	910	969
GO Bonds, Series 2022-C, 5.50% 10/1/2040	1,925	2,068
GO Bonds, Series 2024-B, 5.00% 5/1/2041	7,500	7,859
GO Bonds, Series 2024-C, 4.00% 10/1/2041	2,000	1,849
GO Bonds, Series 2026-C, 4.91% 4/1/2042	1,775	1,865
GO Bonds, Series 2024-B, 5.25% 5/1/2042	2,220	2,352
GO Bonds, Series 2023-B, 5.25% 5/1/2043	1,850	1,928
GO Bonds, Series 2026-C, 5.25% 4/1/2045	10,000	10,446
GO Bonds, Series 2024-B, 5.25% 5/1/2045	2,350	2,440
GO Bonds, Series 2025-F, 5.25% 9/1/2046	9,780	10,094
GO Rev. Ref. Bonds, Series 2023-D, 5.00% 7/1/2027	11,575	11,885
GO Rev. Ref. Bonds, Series 2023-D, 5.00% 7/1/2028	1,075	1,124
GO Rev. Ref. Bonds, Series 2024, 5.00% 2/1/2031	3,250	3,518
Housing Dev. Auth., Homeowner Mortgage Rev. Bonds, Series 2018-A-1, 4.00% 8/1/2048	975	981
Housing Dev. Auth., Multi Family Housing Rev. Bonds, Series 2025, 3.15% 7/1/2029 (put 8/1/2028)	1,420	1,422
Housing Dev. Auth., Multi Family Housing Rev. Bonds (Island Terrace), Series 2026, 2.80% 4/1/2029 (put 4/1/ 2028)	210	209
Housing Dev. Auth., Rev. Bonds, Series 2021-D, 3.00% 10/1/2051	4,835	4,768
Housing Dev. Auth., Rev. Bonds, Series 2022-A, 3.50% 4/1/2052	625	622
Housing Dev. Auth., Rev. Bonds, Series 2023-D, 5.50% 10/1/2053	545	584
Housing Dev. Auth., Rev. Bonds, Series 2023-N, 6.25% 4/1/2054	850	920
Housing Dev. Auth., Rev. Bonds, Series 2024-I, 6.00% 10/1/2055	2,395	2,646
Housing Dev. Auth., Rev. Bonds, Series 2024-E, 6.25% 10/1/2055	2,965	3,236
Housing Dev. Auth., Rev. Bonds, Series 2025-D, 6.25% 10/1/2055	7,720	8,700
Housing Dev. Auth., Rev. Bonds, Series 2025-G, 6.25% 4/1/2056	2,035	2,303
Housing Dev. Auth., Rev. Bonds, Series 2026-A, 6.25% 10/1/2056	9,000	10,182
Housing Dev. Auth., Rev. Social Bonds, Series 2024-C, 6.25% 10/1/2054	1,305	1,448
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, CAB, Series 1994, NATL, 0% 6/15/2028	1,055	983
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, CAB, Series 2002-A, AGI, 0% 6/15/2030	1,055	919
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, CAB, Series 2002-A, NATL, 0% 6/15/2032	935	750
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Bonds, Series 2020-B, 5.00% 6/15/2042	4,125	4,240
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Bonds, CAB, Series 2002-A, NATL, 0% 12/15/2029	2,000	1,769
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Bonds, CAB, Series 2002-A, NATL, 0% 12/15/2030	1,095	932
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2024-B, 5.00% 12/15/2035	1,980	2,155
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2024-B, 5.00% 12/15/2036	540	583
Capital Group Municipal Income ETF — Page 20 of 63

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Bonds, notes & other debt instruments (continued) Illinois (continued)	Principal amount (000)	Value (000)
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2024-B, 5.00% 12/15/2037	USD1,090	$1,169
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2024-B, 5.00% 12/15/2038	800	852
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2022-A, 4.00% 12/15/2042	4,500	4,246
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 2010-B-1, AGI, 0% 6/15/2027	1,040	1,003
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 2002-A, NATL, 0% 12/15/2031	2,335	1,911
Sales Tax Securitization Corp., Sales Tax Securitization Bonds, Series 2020-A, 5.00% 1/1/2029	1,375	1,450
Sales Tax Securitization Corp., Sales Tax Securitization Rev. Ref. Bonds, Series 2023-C, 5.00% 1/1/2029	3,220	3,396
Sales Tax Securitization Corp., Sales Tax Securitization Rev. Ref. Bonds, Series 2023-A, 5.00% 1/1/2033	6,000	6,595
Sales Tax Securitization Corp., Sales Tax Securitization Rev. Ref. Bonds, Series 2023-A, 5.00% 1/1/2034	5,505	6,014
Sales Tax Securitization Corp., Sales Tax Securitization Rev. Ref. Bonds, Series 2024-A, 5.00% 1/1/2037	7,120	7,739
Sales Tax Securitization Corp., Sales Tax Securitization Rev. Ref. Bonds, Series 2025-A, 5.00% 1/1/2040	7,500	8,104
Sales Tax Securitization Corp., Sales Tax Securitization Rev. Ref. Bonds, Series 2024-A, 5.00% 1/1/2041	1,500	1,595
Sales Tax Securitization Corp., Sales Tax Securitization Rev. Ref. Bonds, Series 2025-A, 5.00% 1/1/2042	5,750	6,071
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2019, BAM, 5.00% 6/15/2029	665	701
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2016-B, 5.00% 1/1/2032	2,580	2,593
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2023-A, 5.25% 1/1/2045	1,065	1,140
Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2016-A, 5.00% 12/1/2032	11,280	11,306
		362,311
Indiana 1.21%
Fin. Auth., Environmental Improvement Rev. Ref. Bonds (U.S. Steel Corp. Project), Series 2021-A, 4.125% 12/1/2026	2,450	2,459
Fin. Auth., Health System Rev. Bonds (Indiana University Health), Series 2025-E, 5.00% 10/1/2034	3,295	3,724
Fin. Auth., Health System Rev. Bonds (Indiana University Health), Series 2025-C, 5.00% 10/1/2043	5,000	5,314
Fin. Auth., Hospital Rev. Ref. Bonds (Methodist Hospitals, Inc.), Series 2024-A, 5.50% 9/15/2039	1,025	1,078
Fin. Auth., Midwestern Disaster Relief Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2012-B, 3.00% 11/1/ 2030	665	648
Fin. Auth., Midwestern Disaster Relief Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2012-A, 4.25% 11/1/ 2030	1,075	1,103
Fin. Auth., Pollution Control Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2010-A, 3.00% 11/1/2030	1,000	974
Fin. Auth., Rev. Bonds (Ascension Senior Credit Group), Series 2025-A-1, 5.00% 11/15/2038	5,000	5,515
Fin. Auth., Rev. Bonds (Ascension Senior Credit Group), Series 2025-A-1, 5.00% 11/15/2043	1,185	1,265
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2018-A, 5.00% 11/15/2028	1,100	1,134
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2018-A, 5.00% 11/15/2038	1,000	1,016
Fin. Auth., State Revolving Fund Program Green Bonds, Series 2025-C, 5.00% 2/1/2040	1,000	1,106
Fin. Auth., State Revolving Fund Program Green Bonds, Series 2025-C, 5.00% 2/1/2041	905	993
Fin. Auth., State Revolving Fund Program Green Bonds, Series 2023-B, 5.00% 2/1/2043	1,930	2,064
City of Franklin, Econ. Dev. Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2019-B, 5.00% 7/1/2027	400	409
Housing and Community Dev. Auth., Multi Family Housing Rev. Bonds (Foundry Row Project), Series 2025, 3.35% 1/1/2043 (put 1/1/2028)	155	156
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2020-A, 3.75% 1/1/2049	465	466
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2023-A-1, 5.75% 7/1/2053	315	333
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev. Bonds, Series 2025-1A, AMT, 4.00% 6/1/2046	335	319
Municipal Power Agcy., Power Supply System Rev. Ref. Bonds, Series 2016-A, 5.00% 1/1/2042	14,535	14,547
Trustees of Purdue University, Student Facs. System Rev. Bonds, Series 2025-A, 5.00% 7/1/2037	3,825	4,302
City of Valparaiso, Exempt Facs. Rev. Ref. Bonds (Pratt Paper (IN), LLC Project), Series 2024, AMT, 4.50% 1/1/2034 (a)	850	863
City of Whiting, Environmental Facs. Rev. Bonds (BP Products North America, Inc. Project), Series 2008, 4.20% 6/1/2044 (put 6/2/2035)	4,585	4,722
Capital Group Municipal Income ETF — Page 21 of 63

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Bonds, notes & other debt instruments (continued) Indiana (continued)	Principal amount (000)	Value (000)
City of Whiting, Environmental Facs. Rev. Bonds (BP Products North America, Inc. Project), Series 2015, AMT, 4.40% 11/1/2045 (put 6/10/2031)	USD2,750	$2,863
City of Whiting, Environmental Facs. Rev. Bonds (BP Products North America, Inc. Project), Series 2016-A, AMT, 4.40% 3/1/2046 (put 6/10/2031)	600	625
City of Whiting, Environmental Facs. Rev. Ref. Bonds (BP Products North America, Inc. Project), Series 2019-A, AMT, 5.00% 12/1/2044 (put 6/15/2026)	10,000	10,035
		68,033
Iowa 0.49%
Fin. Auth., Midwestern Disaster Area Rev. Bonds (Alcoa Inc. Project), Series 2012, 4.75% 8/1/2042	3,870	3,870
Fin. Auth., Midwestern Disaster Area Rev. Ref. Bonds (Iowa Fertilizer Co. Project), Series 2022, 5.00% 12/1/2050 (put 12/1/2042)	2,405	2,710
Fin. Auth., Midwestern Disaster Area Rev. Ref. Bonds (Iowa Fertilizer Co. Project), Series 2022, 5.00% 12/1/2050 (preref. 12/1/2032)	1,110	1,251
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2024-A, 5.00% 5/15/2044	3,100	3,091
PEFA, Inc., Gas Project Rev. Bonds, Series 2019, 5.00% 9/1/2049 (put 9/1/2026)	11,500	11,587
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2023-B, AMT, 5.00% 12/1/2029	350	369
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2024-B, AMT, 5.00% 12/1/2029	250	264
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2025-B, AMT, 4.50% 12/1/2045	3,425	3,435
Tobacco Settlement Auth., Tobacco Settlement Asset-Backed Bonds, Series 2021-A-2, 4.00% 6/1/2038	1,000	974
		27,551
Kansas 0.31%
Dev. Fin. Auth., Multi Family Rev. Bonds (Emerald Apartments), Series 2026-C, 3.10% 9/1/2028 (put 9/1/2027)	500	501
University of Kansas Hospital Auth., Health Facs. Rev. Bonds (University of Kansas Health System), Series 2026-A, 5.00% 3/1/2051	15,000	15,938
Unified Government of Wyandotte County, Community Improvement Dist. Sales Tax Rev. Bonds (Homefield Project), Series 2024-A, 5.25% 3/1/2046 (a)	310	296
Unified Government of Wyandotte County, Special Obligation Rev. Bonds (Northwest Speedway Star Bond Dist. Project), Series 2026, 4.00% 3/1/2036 (a)	445	432
Unified Government of Wyandotte County, Special Obligation Rev. Bonds (Northwest Speedway Star Bond Dist. Project), Series 2026, 4.75% 3/1/2041 (a)	445	430
		17,597
Kentucky 0.88%
City of Ashland, Medical Center Rev. Bonds (Ashland Hospital Corp. - King’s Daughters Medical Center Project), Series 2016-A, 5.00% 2/1/2029	1,010	1,012
City of Ashland, Medical Center Rev. Bonds (Ashland Hospital Corp. - King’s Daughters Medical Center Project), Series 2016-A, 5.00% 2/1/2040	500	500
County of Carroll, Environmental Facs. Rev. Ref. Bonds, Series 2006-B, AMT, 2.125% 10/1/2034	2,150	1,792
Econ. Dev. Fin. Auth., Rev. Bonds (CommonSpirit Health), Series 2019-A-2, 5.00% 8/1/2044	900	914
City of Henderson, Exempt Facs. Rev. Bonds (Pratt Paper, LLC Project), Series 2022-B, AMT, 3.70% 1/1/2032 (a)	3,255	3,239
City of Henderson, Exempt Facs. Rev. Bonds (Pratt Paper, LLC Project), Series 2022-B, AMT, 4.45% 1/1/2042 (a)	1,525	1,484
Higher Education Student Loan Corp., Student Loan Rev. Bonds, Series 2019-A-1, AMT, 5.00% 6/1/2029	500	517
Higher Education Student Loan Corp., Student Loan Rev. Bonds, Series 2025-A-1, AMT, 4.75% 6/1/2040	2,720	2,773
Housing Corp., Multi Family Housing Rev. Bonds (Beecher Terrace Phase IV Project), Series 2023, 5.00% 9/1/2043 (put 9/1/2026)	1,790	1,793
Housing Corp., Single Family Mortgage Rev. Bonds, Series 2024-A, 6.25% 7/1/2054	550	609
Housing Corp., Single Family Mortgage Rev. Bonds, Series 2024-C, 6.25% 1/1/2055	230	250
Housing Corp., Single Family Mortgage Rev. Bonds, Series 2024-E, 6.25% 7/1/2055	1,215	1,330
Housing Corp., Single Family Mortgage Rev. Bonds, Series 2025-A, 6.25% 7/1/2055	3,000	3,298
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2016-A, 5.00% 10/1/2033	3,000	3,022
Louisville/Jefferson Metro County Government, Pollution Control Rev. Bonds (Louisville Gas and Electric Co. Project), Series 2003-A, 2.00% 10/1/2033	3,000	2,559
Capital Group Municipal Income ETF — Page 22 of 63

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Bonds, notes & other debt instruments (continued) Kentucky (continued)	Principal amount (000)	Value (000)
Public Energy Auth., Gas Supply Rev. Bonds, Series 2022-A-1, 4.00% 8/1/2052 (put 8/1/2030)	USD500	$506
Public Energy Auth., Gas Supply Rev. Ref. Bonds, Series 2025-C, 5.00% 5/1/2036	8,000	8,427
Public Energy Auth., Gas Supply Rev. Ref. Bonds, Series 2023-A-1, 5.25% 4/1/2054 (put 2/1/2032)	5,050	5,410
Public Energy Auth., Gas Supply Rev. Ref. Bonds, Series 2024-B, 5.00% 1/1/2055 (put 8/1/2032)	2,005	2,124
County of Trimble, Environmental Facs. Rev. Bonds (Louisville Gas and Electric Co. Project), Series 2023-A, AMT, 4.70% 6/1/2054 (put 6/1/2027)	1,000	1,012
Turnpike Auth., Econ. Dev. Road Rev. Ref. Bonds (Revitalization Projects), Series 2024-A, 5.00% 7/1/2030	4,015	4,378
Turnpike Auth., Econ. Dev. Road Rev. Ref. Bonds (Revitalization Projects), Series 2022-A, 5.00% 7/1/2031	2,030	2,243
		49,192
Louisiana 0.78%
Aviation Board, General Airport Rev. Ref. Bonds, Series 2024-B, AMT, 5.00% 1/1/2034	1,135	1,238
Housing Corp., Multi Family Housing Rev. Bonds (Arbours at Acadiana Project), Series 2024, 5.00% 4/1/2028 (put 4/1/2027)	800	816
Housing Corp., Multi Family Housing Rev. Bonds (Deerwood Apartments Project), Series 2024, 4.00% 1/1/2043 (put 7/1/2027)	1,000	1,002
Housing Corp., Multi Family Housing Rev. Bonds (Hampton Park Project), Series 2025, 3.15% 7/1/2044 (put 7/1/ 2028)	2,430	2,434
Housing Corp., Multi Family Housing Rev. Bonds (NSA East Bank Apartments Project), Series 2025, FHA, 3.15% 4/1/2030 (put 4/1/2029)	3,255	3,262
Housing Corp., Single Family Mortgage Rev. Bonds, Series 2025-C, 6.25% 6/1/2055	1,400	1,551
Housing Corp., Single Family Mortgage Rev. Bonds (Home Ownership Program), Series 2023-A, 5.75% 6/1/2054	360	388
Local Government Environmental Facs. and Community Dev. Auth., Hospital Rev. Ref. Bonds (Woman’s Hospital Foundation Project), Series 2017-A, 5.00% 10/1/2044	525	530
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds (Louisiana Insurance Guaranty Assn. Project), Series 2022-B, 5.00% 8/15/2027	1,000	1,034
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Christwood Project), Series 2024, 5.00% 11/15/2037 (a)	590	605
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (East Baton Rouge Sewerage Commission Projects), Series 2023, 5.00% 2/1/2041	400	425
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Entergy Louisiana, LLC Projects), Series 2021-B, 2.50% 4/1/2036	1,440	1,228
Louisiana Stadium and Exposition Dist., Rev. Bonds, Series 2023-A, 5.00% 7/1/2031	1,355	1,484
Louisiana Stadium and Exposition Dist., Rev. Bonds, Series 2023-A, 5.00% 7/1/2035	1,400	1,541
Louisiana Stadium and Exposition Dist., Rev. Bonds, Series 2023-A, 5.00% 7/1/2036	1,250	1,366
Public Facs. Auth., Rev. and Rev. Ref. Bonds (Ochsner Clinic Foundation Project), Series 2017, 5.00% 5/15/2042	10,985	11,057
Public Facs. Auth., Rev. Ref. Bonds (Acadiana Renaissance Charter Academy Project), Series 2025, 5.50% 6/15/2040 (a)	3,500	3,631
Public Facs. Auth., Rev. Ref. Bonds (Lake Charles Academy Foundation Project), Series 2024-A, 5.00% 12/15/2034 (a)	1,635	1,669
Public Facs. Auth., Solid Waste Disposal Rev. Bonds (Waste Pro USA, Inc. Project), Series 2025, AMT, 4.375% 5/1/2053 (put 10/2/2028) (a)	6,520	6,566
Public Facs. Auth., Solid Waste Disposal Rev. Bonds (Waste Pro USA, Inc. Project), Series 2023, AMT, 6.75% 10/1/2053 (put 10/1/2028) (a)	500	529
Parish of St. James, Rev. Bonds (NuStar Logistics, LP Project), Series 2011, 3.70% 8/1/2041 (put 6/1/2030)	1,570	1,590
		43,946
Maine 0.05%
Fin. Auth., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2015-R-3, AMT, 5.00% 8/1/2035 (a)	850	887
Fin. Auth., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2024, AMT, 4.625% 12/1/2047 (put 6/1/2035) (a)	1,095	1,132
Turnpike Auth., Turnpike Rev. Bonds, Series 2020, 3.00% 7/1/2040	1,000	871
		2,890
Capital Group Municipal Income ETF — Page 23 of 63

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Bonds, notes & other debt instruments (continued) Maryland 1.12%	Principal amount (000)	Value (000)
County of Baltimore, Rev. Bonds (Riderwood Village, Inc. Fac.), Series 2020, 4.00% 1/1/2029	USD525	$536
Mayor and City Council of Baltimore, Special Obligation Bonds (City-Wide Affordable Housing Program), Series 2025, 4.00% 6/1/2035 (a)	600	587
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2021-C, 3.00% 9/1/2051	5,948	5,848
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2023-A, 5.50% 9/1/2053	890	954
Econ. Dev. Corp., Port Facs. Rev. Ref. Bonds (Core Natural Resources, Inc. Project), Series 2025, 5.00% 7/1/2048 (put 3/27/2035) (a)	770	821
GO Bonds, State and Local Facs. Loan of 2018, Series 2018-A-1, 5.00% 3/15/2030	550	575
GO Bonds, State and Local Facs. Loan of 2019, Series 2019-A, 5.00% 8/1/2031	1,775	1,902
GO Bonds, State and Local Facs. Loan of 2020, Series 2020-C-1, 3.00% 8/1/2026	1,500	1,502
GO Bonds, State and Local Facs. Loan of 2025, Series 2025-B-1, 5.00% 8/1/2028	6,095	6,442
GO Improvement Bonds, Series 2025, 5.00% 10/1/2030	6,115	6,729
Health and Higher Educational Facs. Auth., Rev. Bonds (Broadmead Issue), Series 2018-A, 5.00% 7/1/2030	690	711
Health and Higher Educational Facs. Auth., Rev. Bonds (Broadmead Issue), Series 2018-A, 5.00% 7/1/2038	240	245
Health and Higher Educational Facs. Auth., Rev. Bonds (Maryland Institute College of Art Issue), Series 2024, 5.25% 6/1/2036	1,365	1,414
Health and Higher Educational Facs. Auth., Rev. Bonds (Maryland Institute College of Art Issue), Series 2024, 5.25% 6/1/2043	2,000	1,984
County of Montgomery, Rev. Ref. Bonds (Dept. of Liquor Control), Series 2019-A, 4.00% 6/15/2037	750	758
County of Prince George, GO Consolidated Public Improvement Bonds, Series 2025-A, 5.00% 8/1/2038	1,065	1,198
Dept. of Transportation, Consolidated Transportation Bonds, Series 2021-A, 2.00% 10/1/2034	735	630
Dept. of Transportation, Consolidated Transportation Rev. Ref. Bonds, Series 2025-C, 5.00% 11/1/2028	5,000	5,313
Transportation Auth., Transportation Facs. Projects Rev. Ref. Bonds, Series 2024-A, 5.00% 7/1/2038	1,465	1,625
University System of Maryland, Auxiliary Fac. and Tuition Rev. Ref. Bonds, Series 2021-A, 4.00% 4/1/2040	5,000	5,032
Washington Suburban Sanitary Dist., Consolidated Public Improvement Bonds, Series 2025, 5.00% 6/1/2041	9,000	9,945
Washington Suburban Sanitary Dist., Consolidated Public Improvement Bonds, Series 2025, 5.00% 6/1/2042	6,225	6,841
Washington Suburban Sanitary Dist., Consolidated Public Improvement Green Bonds, Series 2025, 4.00% 6/1/ 2052	1,360	1,260
		62,852
Massachusetts 0.78%
Clean Water Trust, Revolving Fund Rev. Ref. Green Bonds, Series 2023-2B, 5.00% 2/1/2040	1,000	1,096
Dev. Fin. Agcy., Rev. Bonds (Harvard University Issue), Series 2026-A, 5.00% 2/15/2033	4,405	4,989
Dev. Fin. Agcy., Rev. Bonds (Harvard University Issue), Series 2026-A, 4.00% 2/15/2036	15,745	16,720
Dev. Fin. Agcy., Rev. Bonds (Mass General Brigham, Inc.), Series 2020-A-2, 4.00% 7/1/2041	1,000	969
Dev. Fin. Agcy., Rev. Bonds (Mass General Brigham, Inc.), Series 2026-F, 5.00% 7/1/2045	550	581
Dev. Fin. Agcy., Rev. Bonds (Mass General Brigham, Inc.), Series 2026-F, 5.00% 7/1/2047	3,850	4,004
Dev. Fin. Agcy., Rev. Bonds (Middlesex Sustainable Energy Partners), Series 2026-A, 5.00% 10/1/2029	155	163
Dev. Fin. Agcy., Rev. Bonds (Middlesex Sustainable Energy Partners), Series 2026-A, 5.50% 10/1/2043	415	445
Dev. Fin. Agcy., Rev. Bonds (Partners Healthcare System Issue), Series 2017-S, 4.00% 7/1/2035	500	502
Dev. Fin. Agcy., Rev. Bonds (Partners HealthCare System Issue), Series 2015-O-1, 4.00% 7/1/2045	1,060	971
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2019-B, AMT, 5.00% 7/1/2026	500	502
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2022-M, AMT, 5.00% 7/1/2027	1,000	1,020
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-B, AMT, 4.25% 7/1/2032	80	81
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2022-B, AMT, 3.625% 7/1/2038	405	396
GO Rev. Ref. Bonds, Series 2016-C, 5.00% 4/1/2026	1,000	1,000
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 223, 3.00% 6/1/2047	3,775	3,728
School Building Auth., Sales Tax Rev. Ref. Bonds (Social Bonds), Series 2025-B, 5.00% 2/15/2036	2,000	2,306
Transportation Fund Rev. Bonds (Rail Enhancement Program), Series 2025-A, 5.00% 6/1/2042	1,275	1,403
Transportation Fund Rev. Bonds (Rail Enhancement Program), Series 2025-A, 5.00% 6/1/2043	1,250	1,367
Transportation Fund Rev. Bonds (Rail Enhancement Program), Series 2025-A, 5.00% 6/1/2044	1,250	1,354
		43,597
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Bonds, notes & other debt instruments (continued) Michigan 0.95%	Principal amount (000)	Value (000)
Building Auth., Rev. Bonds (Facs. Program), Series 2021-I, 4.00% 10/15/2041	USD500	$497
City of Detroit, Unlimited Tax GO Bonds, Series 2018, 5.00% 4/1/2030	1,300	1,340
City of Detroit, Unlimited Tax GO Bonds, Series 2021-A, 5.00% 4/1/2046	1,000	1,010
Fin. Auth., Hospital Rev and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2016, 5.00% 12/1/2045	2,855	2,855
Fin. Auth., Hospital Rev and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2016, 5.00% 12/1/2045 (preref. 6/1/2026)	145	146
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2019-A, 5.00% 12/1/2041	500	517
Fin. Auth., Tobacco Settlement Asset-Backed Bonds, Series 2020-A-1, 5.00% 6/1/2033	500	535
Fin. Auth., Tobacco Settlement Asset-Backed Bonds, Series 2020-A-1, 4.00% 6/1/2035	1,000	1,008
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2013-A, 5.25% 7/1/2039	190	188
GO Bonds, Consolidated Loan, Series 2021-D, 5.00% 9/1/2050	3,000	3,441
Great Lakes Water Auth., Water Supply System Rev. Ref. Bonds, Series 2018-A, 5.00% 7/1/2029	2,000	2,142
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Bronson Healthcare Group, Inc.), Series 2026-C, 5.00% 11/15/2029	1,965	2,094
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Bronson Healthcare Group, Inc.), Series 2026-C, 5.00% 5/15/2033	3,005	3,315
Housing Dev. Auth., Multi Family Housing Rev. Bonds (4401 Rosa Parks Apartments Project), Series 2025, 5.00% 2/1/2028 (put 2/1/2027)	1,430	1,454
Housing Dev. Auth., Multi Family Housing Rev. Bonds (North Port Apartments Project), Series 2025, FHA, 5.00% 8/1/2027 (put 8/1/2026)	3,375	3,399
Housing Dev. Auth., Multi Family Housing Rev. Bonds (The Dean Apartments At Eastlawn Project), Series 2025, 2.90% 9/1/2045 (put 9/1/2028)	10,000	9,954
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2018-A, 4.00% 12/1/2048	1,085	1,088
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2021-A, 3.00% 6/1/2052	4,790	4,718
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2023-B, 5.75% 6/1/2054	875	935
City of Kalamazoo, Econ. Dev. Corp., Limited Obligation Rev. Bonds (Friendship Village of Kalamazoo Project), Series 2026-B, 3.90% 8/15/2031 (a)	825	814
City of Lansing, Board of Water and Light, Utility System Rev. Ref. Bonds, Series 2024-A, 5.00% 7/1/2036	2,830	3,153
City of Lansing, Board of Water and Light, Utility System Rev. Ref. Bonds, Series 2024-A, 5.00% 7/1/2049	1,400	1,441
Board of Trustees of Michigan State University, Rev. Bonds, Series 2019-B, 5.00% 2/15/2031	1,460	1,549
Strategic Fund, Exempt Facs. Rev. Bonds (Waste Management, Inc. Project), Series 2001, AMT, 0.58% 8/1/2027	1,000	1,007
Strategic Fund, Limited Obligation Rev. and Rev. Ref. Bonds (Holland Home Obligated Group), Series 2019, 5.00% 11/15/2034	1,000	1,027
Strategic Fund, Limited Obligation Rev. and Rev. Ref. Bonds (United Methodist Retirement Communities, Inc. Project), Series 2019, 5.00% 11/15/2034	1,170	1,191
Strategic Fund, Limited Obligation Rev. Bonds (I-75 Improvement Project), Series 2018, AMT, 5.00% 12/31/2028	550	570
Strategic Fund, Limited Obligation Rev. Green Bonds (Graphic Packaging International, LLC Coated Recycled Board Machine Project), Series 2021, AMT, 4.00% 10/1/2061 (put 10/1/2026)	1,895	1,895
		53,283
Minnesota 0.74%
GO State Trunk Highway Bonds, Series 2022-B, 5.00% 8/1/2026	165	167
GO State Trunk Highway Bonds, Series 2025-B, 5.00% 8/1/2034	3,395	3,870
GO State Trunk Highway Bonds, Series 2023-B, 5.00% 8/1/2036	2,210	2,470
GO State Trunk Highway Rev. Ref. Bonds, Series 2023-E, 5.00% 8/1/2026	160	161
GO State Trunk Highway Rev. Ref. Bonds, Series 2022-D, 5.00% 8/1/2029	1,060	1,143
County of Hennepin, Housing and Redev. Auth., Multi Family Rev. Bonds (South Haven and Summit Point Apartments Project), Series 2025, 3.15% 2/1/2046 (put 8/1/2028)	1,290	1,292
Higher Education Supplemental Loan Auth., Rev. Bonds, Series 2023, AMT, 4.00% 11/1/2042	1,420	1,338
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2020-E, 1.90% 7/1/2029	735	695
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2020-I, 3.00% 1/1/2051	1,140	1,126
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2021-H, 3.00% 7/1/2052	1,005	988
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2025-C, 6.25% 7/1/2055	8,215	9,207
City of Minneapolis, GO Bonds, Series 2025, 5.00% 12/1/2028	4,315	4,588
Public Facs. Auth., State Revolving Fund Rev. Ref. Bonds, Series 2023-B, 5.00%, 3/1/2028	1,940	2,031
City of St. Paul, Metropolitan Airports Commission, Airport Rev. Bonds, Series 2024-B, AMT, 5.00% 1/1/2038	5,000	5,372
Various Purpose GO Bonds, Series 2024-A, 5.00% 8/1/2032	1,245	1,402
Capital Group Municipal Income ETF — Page 25 of 63

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Bonds, notes & other debt instruments (continued) Minnesota (continued)	Principal amount (000)	Value (000)
Various Purpose GO Bonds, Series 2024-A, 5.00% 8/1/2036	USD3,060	$3,453
Various Purpose GO Rev. Ref. Bonds, Series 2023-D, 5.00% 8/1/2033	1,840	2,087
		41,390
Mississippi 0.33%
Business Fin. Corp., Port Fac. Rev. Ref. Bonds (Chevron USA, Inc. Project), Series 2023, 2.90% 6/1/2043 (c)	10,700	10,700
Business Fin. Corp., Solid Waste Disposal, Rev. Bonds (Waste Pro USA, Inc. Project), Series 2025-A, AMT, 4.375% 2/1/2048 (put 8/2/2027) (a)	1,000	1,004
Home Corp., Single Family Mortgage Rev. Bonds, Series 2021-B, 3.00% 6/1/2051	330	325
Hospital Equipment and Facs. Auth., Rev. Bonds (Baptist Memorial Health Care), Series 2016, 5.00% 9/1/2036	1,255	1,259
Hospital Equipment and Facs. Auth., Rev. Bonds (Baptist Memorial Health Care), Series 2016-A, 5.00% 9/1/2046	5,135	5,041
		18,329
Missouri 1.67%
County of Cape Girardeau, Industrial Dev. Auth., Health Facs. Bonds (SoutheastHEALTH), Series 2017-A, 5.00% 3/ 1/2036	735	744
County of Cape Girardeau, Industrial Dev. Auth., Tax Increment and Special Dist. Rev. Bonds (Westpark Mall Redev. Project), Series 2024, 5.50% 5/1/2044 (a)	500	486
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (Bethesda Health Group, Inc.), Series 2021, 4.00% 8/ 1/2029	385	384
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (BJC Health System), Series 2026-A, 5.00% 4/1/2033	9,000	10,067
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (BJC Health System), Series 2021-A, 4.00% 7/1/2035	1,315	1,334
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (BJC Health System), Series 2026-A, 5.00% 4/1/2036	12,000	13,603
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (CoxHealth), Series 2025-A, 5.00% 11/15/2035	4,530	5,037
Health and Educational Facs. Auth., Health Facs. Rev. Ref. Bonds (St. Anthony’s Medical Center), Series 2015-B, 5.00% 2/1/2045	1,200	1,201
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2021, 4.00% 2/1/2032	1,100	1,108
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2019-C, 4.00% 2/1/2048	4,485	3,757
Health and Educational Facs. Auth., Senior Living Facs. Rev. Ref. Bonds (Lutheran Senior Services), Series 2016-A, 5.00% 2/1/2046	1,465	1,452
Highways and Transportation Commission, State Appropriations Mega Projects State Road Bonds, Series 2023-A, 5.00% 5/1/2026	1,000	1,002
Housing Dev. Commission, Single Family Mortgage Rev. Bonds, Series 2025-D, 6.25% 5/1/2056	5,025	5,591
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2020-C, 3.50% 11/1/2050	310	309
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2023-B, 5.50% 5/1/2053	1,010	1,081
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2023-E, 6.50% 5/1/2054	855	954
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2024-A, 5.75% 5/1/2055	9,260	10,069
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2024-C, 6.00% 5/1/2055	1,190	1,311
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2024-E, 6.00% 5/1/2055	7,170	7,914
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2025-C, 5.75% 5/1/2056	12,900	13,973
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2025-A, 6.00% 5/1/2056	2,460	2,682
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2025-F, 6.00% 5/1/2056	5,030	5,538
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2026-A, 5.75% 5/1/2057	2,365	2,619
Capital Group Municipal Income ETF — Page 26 of 63

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Bonds, notes & other debt instruments (continued) Missouri (continued)	Principal amount (000)	Value (000)
City of Kansas City, Industrial Dev. Auth., Econ. Activity Tax Rev. Bonds (Historic Northeast Redev. Plan), Series 2024-A-1, 5.00% 6/1/2046 (a)	USD975	$974
City of Kansas City, Planned Industrial Expansion Auth., Multi Family Housing Rev. Bonds (The Depot on Old Santa Fe), Series 2023, 5.00% 7/1/2045 (put 7/1/2027)	750	761
		93,951
Montana 0.17%
City of Forsyth, Pollution Control Rev. Ref. Bonds (Avista Corp. Colstrip Project), Series 2010-A, 3.875% 10/1/2032	1,500	1,526
City of Forsyth, Pollution Control Rev. Ref. Bonds (Northwestern Corp. Colstrip Project), Series 2023, 3.875% 7/1/ 2028	2,650	2,691
Board of Housing, Multi Family Housing Rev. Bonds (Twin Creek 4 Apartments Project), Series 2024, 5.00% 9/1/2028 (put 9/1/2027)	382	393
Board of Housing, Single Family Mortgage Bonds, Series 2020-C, 3.00% 12/1/2050	2,140	2,118
Board of Housing, Single Family Mortgage Bonds, Series 2021-B, 3.00% 12/1/2051	1,280	1,265
Board of Housing, Single Family Mortgage Bonds, Series 2024-B, 5.75% 6/1/2055	1,580	1,703
		9,696
Nebraska 0.25%
Educational, Health, Cultural, and Social Sciences Fin. Auth., Rev. Bonds (Immanuel Retirement Communities Obligated Group), Series 2019-A, 4.00% 1/1/2044	3,020	2,812
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2020-A, 2.35% 9/1/2035	500	421
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2018-C, 4.00% 9/1/2048	1,045	1,053
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2019, AMT, 3.75% 9/1/2049	370	370
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2020-C, 3.00% 9/1/2050	3,400	3,357
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2021-C, 3.00% 9/1/2050	3,560	3,505
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2026-A, 6.25% 3/1/2055	1,050	1,174
City of Omaha Airport Auth., Airport Facs. Rev. Bonds, Series 2024, AGI, AMT, 5.00% 12/15/2035	1,250	1,371
		14,063
Nevada 0.91%
Dept. of Business and Industry, Lease Rev. Bonds (Somerset Academy), Series 2018-A, 4.50% 12/15/2029 (a)	310	310
County of Clark, Airport System Rev. Notes, Series 2021-B-2, AMT, 5.00% 7/1/2027	2,000	2,052
County of Clark, Limited Tax GO Park Improvement Bonds, Series 2018, 5.00% 12/1/2031	600	635
County of Clark, Limited Tax GO Stadium Improvement Bonds, Series 2018-A, 5.00% 6/1/2033	515	538
County of Clark, Limited Tax GO Stadium Improvement Bonds, Series 2018-A, 5.00% 6/1/2043	1,500	1,541
County of Clark, Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2010, 2.10% 6/1/2031	460	418
Housing Division, Multi Unit Housing Rev. Bonds (Carville Park Apartments), Series 2024, 5.00% 7/1/2028 (put 7/1/2027)	365	374
City of Las Vegas, Redev. Agcy., Tax Increment Rev. Ref. Bonds, Series 2016, 5.00% 6/15/2045	1,500	1,470
City of Las Vegas, Special Improvement Dist. No. 612 (Skye Hills), Local Improvement Bonds, Series 2020, 3.75% 6/1/2042	910	816
City of Las Vegas, Special Improvement Dist. No. 816 (Summerlin Village 22), Local Improvement Bonds, Series 2021, 3.125% 6/1/2046	465	348
City of Las Vegas, Special Improvement Dist. No. 817 (Summerlin Village 29), Local Improvement Bonds, Series 2023, 5.50% 6/1/2038	375	401
City of Las Vegas, Special Improvement Dist. No. 818 (Summerlin Village 27), Local Improvement Bonds, Series 2024, 4.50% 12/1/2031	775	788
Las Vegas Convention and Visitors Auth., Convention Center Expansion and Renovation Rev. Bonds, Series 2022-B, 5.00% 7/1/2032	2,000	2,225
Las Vegas Convention and Visitors Auth., Convention Center Expansion and Renovation Rev. Bonds, Series 2023-A, 5.00% 7/1/2037	800	871
Las Vegas Convention and Visitors Auth., Convention Center Expansion and Renovation Rev. Bonds, Series 2023-A, 5.00% 7/1/2038	350	379
Las Vegas Valley Water Dist., Limited Tax GO Water Improvement and Rev. Ref. Bonds, Series 2016-A, 5.00% 6/1/ 2036	1,700	1,707
Capital Group Municipal Income ETF — Page 27 of 63

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Bonds, notes & other debt instruments (continued) Nevada (continued)	Principal amount (000)	Value (000)
Las Vegas Valley Water Dist., Limited Tax GO Water Improvement Bonds, Series 2022-A, 4.00% 6/1/2035	USD500	$515
Las Vegas Valley Water Dist., Limited Tax GO Water Improvement Bonds, Series 2025-A, 5.00% 6/1/2044	7,000	7,555
Las Vegas Valley Water Dist., Limited Tax GO Water Rev. Ref. Bonds, Series 2026-A, 5.00% 6/1/2037	13,550	15,497
Las Vegas Valley Water Dist., Limited Tax GO Water Rev. Ref. Bonds, Series 2026-A, 5.00% 6/1/2039	8,460	9,536
City of North Las Vegas, Special Improvement Dist. No. 65 (Northern Beltway Commercial Area), Local Improvement Bonds, Series 2017, 4.00% 12/1/2027 (a)	195	195
City of Reno Dist. No. 1, Special Assessment and Local Improvement Bonds (Quilici Ranch), Series 2025, 4.00% 6/1/2030 (a)	530	530
Reno-Tahoe Airport Auth., Rev. Bonds, Series 2024-A, AMT, 5.00% 7/1/2030	1,095	1,161
Reno-Tahoe Airport Auth., Rev. Bonds, Series 2024-A, AMT, 5.00% 7/1/2031	875	936
City of Sparks, Special Improvement Dist. No. 1 (5 Ridges), Local Improvement Bonds, Series 2024, 5.00% 6/1/ 2039	435	451
		51,249
New Hampshire 1.50%
Health and Education Facs. Auth., Education Loan Rev. Bonds (Granite Edvance Corp. Issue), Series 2024-B, AMT, 4.00% 11/1/2044	325	303
Health and Education Facs. Auth., Education Loan Rev. Bonds (New Hampshire Higher Education Loan Corp. Issue), Series 2023-B, AMT, 5.00% 11/1/2043	1,445	1,488
Housing Fin. Auth., Single Family Mortgage Acquisition Rev. Bonds, Series 2024-E, 6.25% 7/1/2055	3,285	3,660
Housing Fin. Auth., Single Family Mortgage Rev. Bonds, Series 2023-B, 6.00% 1/1/2055	170	182
Housing Fin. Auth., Single Family Mortgage Rev. Bonds, Series 2023-C, 6.25% 1/1/2055	865	936
National Fin. Auth., Affordable Housing Certs., Series 2024-1, Class A, 4.15% 10/20/2040 (put 10/1/2034)	3,015	2,985
National Fin. Auth., Lease Rent Rev. Bonds (Centurion Foundation Woodway Drive, LLC), Series 2024-A, 4.53% 10/15/2034 (a)	3,250	3,270
National Fin. Auth., Lease Rent Rev. Bonds (Centurion Foundation Woodway Drive, LLC), Series 2025-A, 5.05% 6/15/2035 (a)	2,140	2,168
National Fin. Auth., Municipal Certs., Series 2020-1, Class A, 4.125% 1/20/2034	418	419
National Fin. Auth., Municipal Certs., Series 2022-1, Class A, 4.375% 9/20/2036	4,939	4,970
National Fin. Auth., Municipal Certs., Series 2022-2, Class A, 4.00% 10/20/2036	3,951	3,895
National Fin. Auth., Municipal Certs., Series 2023-2, Class A, 3.875% 1/20/2038	3,647	3,493
National Fin. Auth., Municipal Certs., Series 2024-2, Class X, 3.625% 8/20/2039	1,577	1,484
National Fin. Auth., Municipal Certs., Series 2024-4, Class A-US, 3.814% 11/20/2039 (c)	3,750	3,671
National Fin. Auth., Municipal Certs., Series 2024-4, Class B-CA, 3.581% 7/20/2040 (c)	1,750	1,572
National Fin. Auth., Municipal Certs., Series 2025-1, Class A-1, 3.922% 1/20/2041 (c)	6,293	6,096
National Fin. Auth., Municipal Certs., Series 2025-3, Class A-1, 4.493% 2/20/2041 (c)	11,139	11,412
National Fin. Auth., Municipal Certs., Series 2024-1, Class A, 4.25% 7/20/2041	1,064	1,047
National Fin. Auth., Municipal Certs., Series 2024-4, Class B-US, 3.814% 5/20/2042 (c)	985	869
National Fin. Auth., Municipal Certs., Series 2024-3, Class A, 3.776% 10/20/2041 (c)	8,295	7,952
National Fin. Auth., Resource Recovery Rev. Ref. Bonds (Covanta Project), Series 2018-A, AMT, 4.00% 11/1/2027 (a)	500	493
National Fin. Auth., Rev. Bonds (Adventist Health Energy Projects), Series 2024-C, 5.25% 7/1/2049	2,650	2,621
National Fin. Auth., Rev. Bonds (Winston-Salem Sustainable Energy Partners), Series 2025-A, 5.00% 12/1/2035	5,745	6,298
National Fin. Auth., Rev. Bonds (Winston-Salem Sustainable Energy Partners), Series 2025-A, 5.25% 6/1/2044	4,060	4,256
National Fin. Auth., Special Rev. Bonds (Aldeana, Azalea and Serenada Projects), CAB, Series 2026, 0% 12/1/2040 (a)	1,600	549
National Fin. Auth., Special Rev. Bonds (Astro Sunterra Projects), CAB, Series 2026, 0% 12/15/2034 (a)	3,600	2,038
National Fin. Auth., Special Rev. Bonds (Grand Prairie Project), Series 2024, 5.875% 12/15/2032 (a)	4,538	4,505
National Fin. Auth., Specialty Pharmacy Rev. Bonds (University Hospitals Home Care Services, Inc.), Series 2024-A, 5.625% 12/15/2033 (a)	1,120	1,141
National Fin. Auth., Specialty Pharmacy Rev. Bonds (University Hospitals Home Care Services, Inc.), Series 2024-A, 6.25% 12/15/2038 (a)	490	504
		84,277
Capital Group Municipal Income ETF — Page 28 of 63

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Bonds, notes & other debt instruments (continued) New Jersey 1.50%	Principal amount (000)	Value (000)
Covid-19 GO Emergency Bonds, Series 2020-A, 5.00% 6/1/2029	USD2,410	$2,590
Econ. Dev. Auth., Municipal Rehabilitation Rev. Ref. Bonds, Series 2019-A, 5.25% 4/1/2028	2,715	2,859
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Rowan Properties, LLC - Rowan University Student Housing Project), Series 2015-A, 5.00% 1/1/2035	375	376
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2018-EEE, 5.00% 6/15/2028	3,000	3,151
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2005-N-1, NATL, 5.50% 9/1/2027	1,000	1,041
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 1999, AMT, 5.25% 9/15/2029	5,645	5,652
County of Gloucester, Improvement Auth., Rev. Ref. Bonds (Rowan University Project), Series 2017-A, AGI, 5.00% 11/1/2028	1,750	1,773
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Hackensack Meridian Health Obligated Group Issue), Series 2017-A, 5.00% 7/1/2032	500	512
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Hackensack Meridian Health Obligated Group Issue), Series 2017-A, 5.00% 7/1/2037	470	479
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Hackensack Meridian Health Obligated Group Issue), Series 2017-A, 5.00% 7/1/2038	1,050	1,069
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Hackensack Meridian Health Obligated Group Issue), Series 2017-A, 5.00% 7/1/2039	610	620
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (RWJ Barnabas Health Obligated Group Issue), Series 2016-A, 5.00% 7/1/2033	610	613
Higher Education Student Assistance Auth., Student Loan Rev. and Rev. Ref. Bonds, Series 2022, AMT, 4.00% 12/ 1/2041	635	626
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2015-1A, AMT, 5.00% 12/1/2031	2,520	2,693
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2015-1B, AMT, 5.00% 12/1/2033	3,745	3,997
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2019-B, AMT, 3.25% 12/1/2039	115	109
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2020-A, AMT, 3.50% 12/1/2039	680	662
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2023-B, AMT, 4.00% 12/1/2044	775	729
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2024-B, AMT, 4.25% 12/1/2045	1,715	1,695
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2020-E, 3.50% 4/1/2051	270	270
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2020-H, 3.00% 10/1/2052	1,815	1,778
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2023-J, 5.50% 4/1/2053	755	806
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2025-M, 6.50% 4/1/2056	8,050	8,987
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2023-AA, 5.00% 6/15/2034	2,030	2,269
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2023-AA, 5.00% 6/15/2035	700	778
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2023-BB, 5.00% 6/15/2037	630	693
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2025-AA, 5.00% 6/15/2039	2,065	2,279
Transportation Trust Fund Auth., Transportation System Bonds, Series 2019-A, 5.00% 12/15/2027	520	541
Transportation Trust Fund Auth., Transportation System Bonds, Series 2021-A, 5.00% 6/15/2028	1,400	1,472
Transportation Trust Fund Auth., Transportation System Bonds, Series 2024-A, 5.00% 6/15/2034	6,700	7,589
Transportation Trust Fund Auth., Transportation System Bonds, Series 2022-A, 4.00% 6/15/2040	5,000	4,960
Transportation Trust Fund Auth., Transportation System Bonds, CAB, Series 2006-C, AMBAC, 0% 12/15/2026	500	490
Transportation Trust Fund Auth., Transportation System Bonds, CAB, Series 2010-A, BAM, 0% 12/15/2028	8,890	8,195
Transportation Trust Fund Auth., Transportation System Bonds, CAB, Series 2006-C, AMBAC, 0% 12/15/2028	590	544
Transportation Trust Fund Auth., Transportation System Bonds, CAB, Series 2006-C, AMBAC, 0% 12/15/2035	550	384
Turnpike Auth., Turnpike Rev. Bonds, Series 2020-D, 5.00% 1/1/2028	1,000	1,027
Turnpike Auth., Turnpike Rev. Bonds, Series 2025-B, 5.00% 1/1/2031	5,000	5,495
Turnpike Auth., Turnpike Rev. Bonds, Series 2025-B, 5.00% 1/1/2034	4,070	4,614
		84,417
New Mexico 0.29%
Aspire Public Improvement Dist., Special Levy Rev. Bonds, Series 2024, 5.05% 10/1/2044	550	534
City of Farmington, Pollution Control Rev. Ref. Bonds (Public Service Co. of San Juan and Four Corners Projects), Series 2016-B, 2.15% 4/1/2033	1,750	1,515
City of Farmington, Pollution Control Rev. Ref. Bonds (Public Service Co. of San Juan Project), Series 2010-C, 3.875% 6/1/2040 (put 6/1/2029)	450	460
Fin. Auth., Rev. Bonds (Public Project Revolving Fund), Series 2025-B, 5.00% 6/15/2037	1,275	1,444
Capital Group Municipal Income ETF — Page 29 of 63

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Bonds, notes & other debt instruments (continued) New Mexico (continued)	Principal amount (000)	Value (000)
Hospital Equipment Loan Council, Hospital System Rev. Bonds (Presbyterian Healthcare Services), Series 2017-A, 4.00% 8/1/2037	USD1,315	$1,274
Mortgage Fin. Auth., Multi Family Housing Rev. Bonds (Mountain View II & III Apartments Project), Series 2023, 2.92% 2/1/2042 (put 9/1/2026)	210	210
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2020-A, Class I, 3.50% 1/1/2051	1,180	1,176
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2025-A, Class I, 5.75% 3/1/2056	3,135	3,414
Municipal Energy Acquisition Auth., Gas Supply Rev. Ref. and Acquisition Bonds, Series 2025, 5.00% 6/1/2054 (put 11/1/2030)	5,785	6,101
		16,128
New York 7.98%
City of Albany Capital Resource Corp., Rev. Bonds (Kipp Capital Region Public Charter Schools Project), Series 2024, 4.50% 6/1/2044	400	377
Town of Brookhaven Local Dev. Corp., Rev. Ref. Bonds (Active Retirement Community, Inc.), Series 2016, 5.25% 11/1/2030	830	839
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, 5.00% 7/15/2026	1,170	1,175
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, 5.00% 7/15/2042	500	501
Build NYC Resource Corp., Rev. Bonds (Riverspring Health Senior Living, Inc. Project), Series 2026-B-4, 5.00% 12/ 15/2031	3,960	3,904
Build NYC Resource Corp., Rev. Bonds (Riverspring Health Senior Living, Inc. Project), Series 2026-B-3, 5.25% 12/15/2031 (a)	3,260	3,218
Build NYC Resource Corp., Rev. Bonds (Riverspring Health Senior Living, Inc. Project), Series 2026-B-1, 5.65% 12/15/2032 (a)	425	413
Build NYC Resource Corp., Rev. Ref. Bonds (Albert Einstein School of Medicine, Inc. Project), Series 2015, 5.50% 9/1/2045 (a)	465	458
Dormitory Auth., Rev. Bonds (Roswell Park Cancer Institute Obligated Group), Series 2025-A, AGI, 5.25% 7/1/ 2041	1,300	1,442
Dormitory Auth., Rev. Bonds (Roswell Park Cancer Institute Obligated Group), Series 2025-A, AGI, 5.25% 7/1/ 2044	1,100	1,191
Dormitory Auth., Rev. Bonds (White Plains Hospital Obligated Group), Series 2024, 5.00% 10/1/2033	1,100	1,183
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2026-A, 5.00% 3/15/2029	4,150	4,438
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-A, 5.00% 3/15/2031	2,500	2,757
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2025-A, 5.00% 3/15/2032	3,030	3,380
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 4.00% 3/15/2037	1,040	1,049
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2026-A, 5.00% 3/15/2037	9,880	11,176
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2024-A, 5.00% 3/15/2040	2,655	2,882
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2025-C, 5.00% 3/15/2041	685	749
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-E, 4.00% 3/15/2042	1,135	1,103
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2025-C, 5.00% 3/15/2042	1,065	1,158
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2024, 5.00% 3/15/2045	895	944
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2023-A-1, 5.00% 3/15/2029 (escrowed to maturity)	5,515	5,890
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2023-A-1, 5.00% 3/15/2029	685	733
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2025-A, 5.00% 3/15/2038	2,000	2,251
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2018-E, 5.00% 3/15/2039	805	838
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2025-A, 5.00% 3/15/2041	3,310	3,636
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2025-A, 5.00% 3/15/2043	2,500	2,713
Energy Fin. Dev. Corp., Energy Supply Rev. Bonds, Series 2025, 5.00% 7/1/2056 (put 12/1/2033)	15,770	16,110
Energy Research and Dev. Auth., Pollution Control Rev. Bonds (New York State Electric & Gas Corp. Project), Series 2004-C, 4.00% 4/1/2034	120	122
Environmental Facs. Corp., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2014-R-2, AMT, 3.125% 12/1/2044 (put 6/1/2026) (a)	500	499
Environmental Facs. Corp., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2020-R-1, 4.25% 9/1/2050 (put 9/3/2030) (a)	475	482
Environmental Facs. Corp., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2022-R-2, AMT, 5.125% 9/1/2050 (put 9/3/2030) (a)	1,000	1,048
Capital Group Municipal Income ETF — Page 30 of 63

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Bonds, notes & other debt instruments (continued) New York (continued)	Principal amount (000)	Value (000)
City of Geneva, Dev. Corp. Rev. Bonds (Hobart and William Smith Colleges Project), Series 2026, 5.00% 2/1/2041	USD800	$848
City of Geneva, Dev. Corp. Rev. Bonds (Hobart and William Smith Colleges Project), Series 2026, 5.00% 2/1/2044	850	885
Housing Fin. Agcy., 160 West 62nd Street Housing Rev. Bonds, Series 2011-A-1, 3.60% 11/1/2044 (put 4/1/2032)	1,275	1,280
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2020-L-1, 2.10% 11/1/2035	2,000	1,648
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2023-A-2, 3.60% 11/1/2062 (put 5/1/2027)	720	720
Liberty Dev. Corp., Liberty Rev. Ref. Green Bonds (4 World Trade Center Project), Series 2021-A, 2.875% 11/15/ 2046	995	734
Metropolitan Transportation Auth., Dedicated Tax Fund Green Bonds, Series 2024-B, 5.00% 11/15/2041	910	991
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-2, 5.00% 11/15/2045 (put 5/15/ 2030)	1,500	1,601
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2021-A-1, 4.00% 11/15/2045	1,810	1,648
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2017-D, 5.00% 11/15/2035	2,600	2,684
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2020-E, 4.00% 11/15/2026	2,250	2,270
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 11/15/2028	3,330	3,482
County of Monroe, Industrial Dev. Agcy., Multi Family Housing Rev. Bonds (Andrews Terrace Community Partners, L.P. Project), Series 2023-B-1, 5.00% 7/1/2028 (put 7/1/2026)	1,360	1,394
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 213, 4.25% 10/1/2047	170	171
New York City GO Bonds, Fiscal 2009, Series 2009-B-3, 5.00% 9/1/2027	4,000	4,138
New York City GO Bonds, Fiscal 2016, Series 2016-E, 5.00% 8/1/2028	1,135	1,143
New York City GO Bonds, Fiscal 2020, Series 2020-D-1, 5.00% 3/1/2039	5,415	5,659
New York City GO Bonds, Fiscal 2022, Series 2022-B, 5.00% 8/1/2031	3,065	3,372
New York City GO Bonds, Fiscal 2022, Series 2022-B-1, 5.00% 8/1/2036	1,750	1,902
New York City GO Bonds, Fiscal 2023, Series 2023-1, 5.00% 8/1/2036	890	974
New York City GO Bonds, Fiscal 2024, Series 2024-C, 5.00% 3/1/2042	1,005	1,071
New York City GO Bonds, Fiscal 2025, Series 2025-F, 5.00% 8/1/2034	7,585	8,557
New York City GO Bonds, Fiscal 2025, Series 2025-C-1, 5.00% 9/1/2040	1,390	1,499
New York City GO Bonds, Fiscal 2025, Series 2025-G, 5.00% 2/1/2042	4,150	4,462
New York City GO Bonds, Fiscal 2025, Series 2025-E, 5.00% 8/1/2042	1,935	2,074
New York City GO Bonds, Fiscal 2026, Series 2026-D, 5.00% 10/1/2037	3,885	4,305
New York City GO Bonds, Fiscal 2026, Series 2026-D, 5.00% 10/1/2038	7,500	8,253
New York City GO Bonds, Fiscal 2026, Series 2026-D, 5.00% 10/1/2041	3,645	3,951
New York City GO Bonds, Fiscal 2026, Series 2026-G, 5.00% 2/1/2042	2,495	2,698
New York City GO Bonds, Fiscal 2026, Series 2026-D, 5.00% 10/1/2042	4,285	4,612
New York City GO Bonds, Fiscal 2026, Series 2026-A-1, 5.00% 8/1/2044	5,000	5,307
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Dev. Bonds), Series 2020-A-1-B, 2.05% 11/1/2031	530	476
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Dev. Bonds), Series 2026-A-2, 3.25% 11/1/2065 (put 2/1/2030)	9,000	9,019
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Dev. Bonds), Series 2021-F-1, FHA, 2.40% 11/1/2046	500	335
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Dev. Bonds), Series 2025-C-2, 3.75% 5/1/2065 (put 7/2/2029)	2,220	2,249
New York City Housing Dev. Corp., Multi Family Mortgage Rev. Bonds (8 Spruce Street), Series 2024-F, 5.25% 12/ 15/2031	900	924
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Queens Baseball Stadium Project), Series 2021-A, AGI, 5.00% 1/1/2031	2,250	2,448
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Queens Baseball Stadium Project), Series 2021-A, AGI, 2.00% 1/1/2038	2,375	1,787
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2020-CC-1, 4.00% 6/15/2037	750	756
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2020-DD-3, 4.00% 6/15/2042	1,170	1,145
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2025, Series 2025-CC, 5.00% 6/15/2037	13,000	14,590
Capital Group Municipal Income ETF — Page 31 of 63

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Bonds, notes & other debt instruments (continued) New York (continued)	Principal amount (000)	Value (000)
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2025, Series 2025-BB, 5.00% 6/15/2053	USD2,000	$2,164
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2026-S-2, 5.00% 7/15/2035	4,360	5,038
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2026-S-2, 5.00% 7/15/2040	3,270	3,647
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2026-S-2, 5.00% 7/15/2043	1,650	1,803
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2020, Series 2020-A-2, 5.00% 5/1/2039	570	594
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2021, Series 2021-C-1, 4.00% 5/1/2035	645	655
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2023, Series 2023-E, 5.00% 11/1/2032	2,420	2,707
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2023, Series 2023-E-1, 5.00% 11/1/2041	2,160	2,312
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2024, Series 2024-B, 5.00% 5/1/2036	3,010	3,340
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2024, Series 2024-D, 5.00% 11/1/2038	1,680	1,837
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2024, Series 2024-B, 5.00% 5/1/2040	2,000	2,157
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2024, Series 2024-G-1, 5.00% 5/1/2040	1,000	1,083
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2024, Series 2024-F-1, 5.00% 2/1/2042	1,125	1,204
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2024, Series 2024-G, 5.00% 5/1/2042	2,085	2,235
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-A-A1, 5.00% 11/1/2027	1,020	1,059
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-A-1, 5.00% 11/1/2030	3,670	4,025
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-A, 5.00% 11/1/2031	1,860	2,059
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-G-1, 5.00% 11/1/2032	3,000	3,356
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-A, 5.00% 11/1/2035	1,250	1,410
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-F-F1, 5.00% 11/1/2035	2,875	3,267
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-D, 5.00% 5/1/2036	4,760	5,341
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-A, 5.00% 11/1/2036	1,100	1,230
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-D, 5.00% 5/1/2037	2,335	2,599
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-A-1, 5.00% 11/1/2037	2,955	3,279
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-A, 5.00% 11/1/2038	8,480	9,315
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-A, 5.00% 11/1/2039	6,080	6,626
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-A-1, 5.00% 11/1/2040	1,550	1,681
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-D, 5.00% 5/1/2041	2,005	2,172
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-C-C1, 5.00% 5/1/2045	1,120	1,178
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-E, 5.00% 11/1/2046	4,200	4,381
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-H-1, 5.25% 11/1/2048	1,230	1,297
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2026, Series 2026-D-1, 5.00% 11/1/2027	1,230	1,278
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2026, Series 2026-F-1, 5.00% 2/1/2028	390	407
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2026, Series 2026-B, 5.00% 5/1/2034	1,110	1,255
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2026, Series 2026-C, 5.00% 11/1/2034	2,235	2,533
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2026, Series 2026-D-1, 5.00% 11/1/2037	4,000	4,502
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2026, Series 2026-D-1, 5.00% 11/1/2040	1,550	1,699
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2026, Series 2026-F-1, 5.00% 2/1/2041	2,500	2,733
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2026, Series 2026-D-1, 5.00% 11/1/2041	1,250	1,369
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2026, Series 2026-F-1, 5.00% 2/1/2042	3,500	3,795
Oneida Indian Nation, Tax Rev. Bonds, Series 2024-B, 6.00% 9/1/2043 (a)	465	499
Onongada Civic Dev. Corp., Rev. Bonds (Syracuse University Project), Series 2025, 5.25% 12/1/2044	1,325	1,460
Port Auth., Consolidated Bonds, Series 246, AMT, 5.00% 9/1/2028	2,000	2,103
Port Auth., Consolidated Bonds, Series 227, AMT, 3.00% 10/1/2028	1,000	1,001
Port Auth., Consolidated Bonds, Series 221, AMT, 4.00% 7/15/2038	900	878
Port Auth., Consolidated Bonds, Series 221, AMT, 4.00% 7/15/2039	1,120	1,070
Rockland County Econ. Assistance Corp., Rev. Bonds (Bon Secours Charity Health System Project), Series 2025, AGI, 6.50% 11/1/2055	1,020	1,125
Rockland County Econ. Assistance Corp., Rev. Bonds (Bon Secours Charity Health System Project), Series 2025, 7.50% 11/1/2055	2,780	2,925
Suffolk County Econ. Dev. Corp., Rev. Bonds (Peconic Landing at Southold, Inc. Project), Series 2019-B, 5.00% 12/ 1/2034	1,000	1,034
Suffolk Regional Off-Track Betting Corp., Rev. Bonds, Series 2024, 5.75% 12/1/2044	1,000	1,022
Capital Group Municipal Income ETF — Page 32 of 63

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Bonds, notes & other debt instruments (continued) New York (continued)	Principal amount (000)	Value (000)
Sullivan County Infrastructure Local Dev. Corp., Rev. Bonds (Adelaar Infrastructure Project), Series 2016-A-1, 4.85% 11/1/2031 (a)	USD755	$760
Sullivan County Infrastructure Local Dev. Corp., Rev. Bonds (Adelaar Infrastructure Project), Series 2016-C-2, 5.35% 11/1/2049 (a)	1,160	1,160
Sullivan County Infrastructure Local Dev. Corp., Rev. Bonds (Adelaar Infrastructure Project), Series 2016-D-2, 5.35% 11/1/2049 (a)	1,050	1,050
Thruway Auth., General Rev. Bonds, Series 2021-O, 4.00% 1/1/2040	1,000	1,000
Thruway Auth., General Rev. Indebtedness Obligations, Series 2026-A, 5.00% 1/1/2048	950	985
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2022-A-1, 5.00% 3/15/2041	1,040	1,112
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2025-A, 4.00% 3/15/2044	15,000	16,111
Transportation Dev. Corp., Fac. Rev. Bonds (New York State Thruway Service Areas Project), Series 2021, AMT, 4.00% 10/31/2041	2,000	1,908
Transportation Dev. Corp., Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2021, AMT, 2.25% 8/1/2026	280	279
Transportation Dev. Corp., Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2021, AMT, 3.00% 8/1/2031	240	228
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-A, AMT, 5.00% 12/1/2028	1,350	1,409
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2022, AMT, 5.00% 12/1/2030	100	107
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2022, AMT, 5.00% 12/1/2032	1,515	1,639
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-A, AMT, 5.00% 12/1/2033	1,150	1,212
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-C, 5.00% 12/1/2033	500	537
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2022, AMT, 5.00% 12/1/2033	8,890	9,555
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-C, 5.00% 12/1/2034	2,240	2,398
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2022, AMT, 5.00% 12/1/2035	2,750	2,922
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-A, AMT, 4.00% 12/1/2036	1,600	1,665
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2022, AMT, 5.00% 12/1/2041	750	775
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2016, AMT, 5.00% 8/1/2026	2,510	2,513
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 1/1/2028	1,250	1,287
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 1/1/2029	2,000	2,056
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2020, AMT, 4.00% 10/1/2030	2,500	2,541
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 1/1/2033	1,500	1,532
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2023, AMT, 6.00% 4/1/2035	3,000	3,291
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2020, AMT, 5.00% 10/1/2035	2,265	2,361
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2020, AMT, 5.00% 10/1/2040	2,150	2,181
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2020, AMT, 4.375% 10/1/2045	4,855	4,528
Capital Group Municipal Income ETF — Page 33 of 63

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Bonds, notes & other debt instruments (continued) New York (continued)	Principal amount (000)	Value (000)
Transportation Dev. Corp., Special Facs. Rev. Green Bonds (John. F. Kennedy International Airport New Terminal One Project), Series 2023, AMT, AGI, 5.50% 6/30/2042	USD1,000	$1,056
Transportation Dev. Corp., Special Facs. Rev. Green Bonds (John. F. Kennedy International Airport New Terminal One Project), Series 2024, AMT, 5.25% 6/30/2044	1,000	1,028
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2023-B-1, 5.00% 11/ 15/2040	1,000	1,082
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2025-A, 5.00% 11/ 15/2042	1,250	1,359
Triborough Bridge and Tunnel Auth., Payroll Mobility Tax Bonds Anticipation Notes (MTA Bridges and Tunnels), Series 2026-A, 5.00% 2/1/2028	10,470	10,928
Triborough Bridge and Tunnel Auth., Payroll Mobility Tax Bonds Anticipation Notes (MTA Bridges and Tunnels), Series 2026-A-2, 5.00% 2/1/2029	5,000	5,324
Triborough Bridge and Tunnel Auth., Payroll Mobility Tax Rev. Ref. Green Bonds (MTA Bridges and Tunnels), Series 2023-A, 5.00% 11/15/2034	575	647
Triborough Bridge and Tunnel Auth., Real Estate Transfer Tax Rev. Bonds (MTA Bridges and Tunnels), Series 2025-A, 5.00% 12/1/2036	1,000	1,142
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-C, 4.00% 3/15/2037	1,015	1,027
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-E, 4.00% 3/15/2038	1,510	1,516
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-C, 5.00% 3/15/2038	1,180	1,253
Urban Dev. Corp., State Sales Tax Rev. Bonds, Series 2021-A, 4.00% 3/15/2039	2,500	2,499
Urban Dev. Corp., State Sales Tax Rev. Bonds, Series 2021-A, 4.00% 3/15/2043	4,255	4,108
Urban Dev. Corp., State Sales Tax Rev. Bonds (Bidding Group 4), Series 2020-E, 3.00% 3/15/2040	3,000	2,593
Utility Debt Securitization Auth., Restructuring Bonds, Series 2025-TE-2, 5.00% 12/15/2032	4,255	4,674
Utility Debt Securitization Auth., Restructuring Bonds, Series 2025-TE-2, 5.00% 6/15/2033	7,895	8,751
Utility Debt Securitization Auth., Restructuring Bonds, Series 2025-TE-2, 5.00% 6/15/2035	6,000	6,818
Utility Debt Securitization Auth., Restructuring Bonds, Series 2025-TE-2, 5.00% 12/15/2035	5,000	5,704
Utility Debt Securitization Auth., Restructuring Bonds, Series 2023-TE-1, 5.00% 12/15/2041	840	930
Utility Debt Securitization Auth., Restructuring Bonds, Series 2025-TE-2, 5.00% 12/15/2041	1,190	1,338
Westchester County Local Dev. Corp., Rev. Bonds (Sunrise of Tarrytown Project), Series 2026-A, 6.00% 12/1/2045 (a)	140	143
		447,482
North Carolina 1.24%
City of Charlotte, Charlotte Douglas International Airport, Airport Rev. Bonds, Series 2019-B, AMT, 5.00% 7/1/ 2030	500	529
City of Durham, Housing Auth. Multi Family Housing Rev. Bonds (Page Corners Apartments), Series 2025, 3.15% 7/1/2059 (put 7/1/2028)	1,345	1,347
Educational Assistance Auth., Student Loan Rev. Bonds, Series 2023-A, AMT, 5.00% 6/1/2043	740	754
Educational Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2025-A, AMT, 5.00% 6/1/2034	4,350	4,522
Educational Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2025-A, AMT, 5.00% 6/1/2045	6,350	6,486
GO Rev. Ref. Bonds, Series 2025-C, 5.00% 6/1/2033	4,000	4,552
GO School Bonds, Series 2023, 5.00% 9/1/2029	2,185	2,361
GO School Bonds, Series 2023, 5.00% 9/1/2030	2,500	2,748
Hospital Auth., Health Care Rev. Ref. Bonds (Charlotte-Mecklenburg Hospital), Series 2016-A, 5.00% 1/15/2034	4,200	4,206
Housing Fin. Agcy., Home Ownership Rev. Bonds (1998 Trust Agreement), Series 49, 6.00% 7/1/2053	4,785	5,080
Housing Fin. Agcy., Home Ownership Rev. Bonds (1998 Trust Agreement), Series 50, 5.50% 1/1/2054	595	636
Housing Fin. Agcy., Home Ownership Rev. Bonds (1998 Trust Agreement), Series 53-A, 6.25% 1/1/2055	520	562
Housing Fin. Agcy., Home Ownership Rev. Bonds (1998 Trust Agreement), Series 54-A, 6.25% 1/1/2055	3,290	3,650
Housing Fin. Agcy., Home Ownership Rev. Bonds (1998 Trust Agreement), Series 55-A, 6.25% 7/1/2055	3,650	3,989
Housing Fin. Agcy., Home Ownership Rev. Bonds (1998 Trust Agreement), Series 59-A, 6.25% 1/1/2057	2,485	2,812
Housing Fin. Agcy., Home Ownership Rev. Bonds (1998 Trust Agreement), Series 60, 6.25% 7/1/2057	4,810	5,473
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 42, 4.00% 1/1/2050	325	327
Inlivian Multi Family Housing Rev. Bonds (Central at Old Concord), Series 2025, 3.30% 11/10/2043 (put 11/1/ 2028)	435	438
Limited Obligation Rev. Ref. Bonds, Series 2026-A, 5.00% 6/1/2027	4,000	4,120
Capital Group Municipal Income ETF — Page 34 of 63

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Bonds, notes & other debt instruments (continued) North Carolina (continued)	Principal amount (000)	Value (000)
Limited Obligation Rev. Ref. Bonds, Series 2025-B, 5.00% 5/1/2028	USD1,840	$1,934
Medical Care Commission, Health Care Facs. First Mortgage Rev. Bonds (Deerfield Episcopal Retirement Community), Series 2026-B-1, 4.00% 11/1/2031	3,000	2,967
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Lutheran Retirement Ministries Project), Series 2019-A, 5.00% 1/1/2038	800	821
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Penick Village Project), Series 2024-B-3, 4.25% 9/1/2028	565	566
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Penick Village Project), Series 2024-B-2, 4.50% 9/1/2029	115	115
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Penick Village Project), Series 2024-B-1, 4.75% 9/1/2029	85	85
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Penick Village Project), Series 2024-A, 5.00% 9/1/2034	900	948
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (The United Methodist Retirement Homes Project), Series 2024-A, 5.00% 10/1/2039	500	523
Town of Morehead City, Multi Family Housing Rev. Bonds (Elijah’s Landing), Series 2024, FHA, 4.05% 1/1/2028 (put 1/1/2027)	1,360	1,371
City of Raleigh, GO Rev. Ref. Bonds, Series 2026, 5.00% 4/1/2028	2,125	2,230
City of Raleigh, Housing Auth., Multi Family Housing Rev. Bonds (Tyron Flats), Series 2025, 2.95% 9/1/2059 (put 3/1/2029)	2,370	2,359
Turnpike Auth., Triangle Expressway System, Appropriation Rev. Bonds, CAB, Series 2019, 0% 1/1/2043	560	255
City of Wilmington Housing Auth., Multi Family Housing Rev. Bonds (Avenue Flats), Series 2025, 2.95% 5/1/2044 (put 5/1/2028)	800	799
		69,565
North Dakota 0.13%
County of Cass, Joint Water Resource Dist., Temporary Rev. Ref. Improvement Bonds, Series 2024-A, 3.45% 4/1/ 2027	300	300
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2018-A, 4.00% 1/1/2049	1,160	1,163
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2021-A, 3.00% 1/1/2052	880	867
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2021-B, 3.00% 7/1/2052	1,635	1,601
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2023-A, 5.75% 7/1/2053	535	566
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2023-D, 5.75% 1/1/2054	95	101
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2024-D, 6.00% 7/1/2055	1,835	2,029
County of Ward, Health Care Facs. Rev. Bonds (Trinity Obligated Group), Series 2017-C, 5.00% 6/1/2038	500	486
		7,113
Ohio 2.89%
Air Quality Dev. Auth. Rev. Ref. Bonds, (American Electric Power Co. Project), Series 2005-C, AMT, 3.70% 4/1/2028	4,015	4,041
Air Quality Dev. Auth. Rev. Ref. Bonds, (American Electric Power Co. Project), Series 2005-A, AMT, 3.75% 1/1/ 2029	1,000	1,009
Air Quality Dev. Auth., Air Quality Dev. Rev. Ref. Bonds (Duke Energy Corp. Project), Series 2022-B, AMT, 4.25% 11/1/2039 (put 6/1/2027)	1,000	1,009
Air Quality Dev. Auth., Air Quality Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2026-C, AMT, 4.125% 1/ 1/2036	680	672
Air Quality Dev. Auth., Air Quality Rev. Ref. Bonds (American Electric Co. Project), Series 2007-B, AMT, 2.50% 11/1/2042 (put 10/1/2029)	1,000	959
Air Quality Dev. Auth., Air Quality Rev. Ref. Bonds (Ohio Valley Electric Corp. Project), Series 2019-A, 3.25% 9/1/ 2029	3,030	3,008
Air Quality Dev. Auth., Air Quality Rev. Ref. Bonds (Ohio Valley Electric Corp. Project), Series 2026-A, 3.875% 1/1/ 2036	2,380	2,351
Air Quality Dev. Auth., Air Quality Rev. Ref. Bonds (Ohio Valley Electric Corp. Project), Series 2026-B, 4.35% 6/30/2040	1,530	1,506
Capital Group Municipal Income ETF — Page 35 of 63

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Bonds, notes & other debt instruments (continued) Ohio (continued)	Principal amount (000)	Value (000)
Air Quality Dev. Auth., Exempt Facs. Rev. Bonds (Pratt Paper (OH), LLC Project), Series 2017, AMT, 3.75% 1/15/2028 (a)	USD555	$556
Air Quality Dev. Auth., Exempt Facs. Rev. Bonds (Pratt Paper (OH), LLC Project), Series 2017, AMT, 4.25% 1/15/2038 (a)	8,000	7,862
Air Quality Dev. Auth., Exempt Facs. Rev. Bonds (Pratt Paper (OH), LLC Project), Series 2017, AMT, 4.50% 1/15/2048 (a)	1,000	918
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2020-A-2, Class 1, 5.00% 6/1/2033	750	802
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2020-A-2, 5.00% 6/1/2035	540	569
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2020-A-2, 4.00% 6/1/2038	1,000	995
County of Butler, Port Auth. Econ. Dev. Facs., Rev. Ref. Bonds (Community First Solutions), Series 2021-A, 4.00% 5/15/2046	1,190	1,018
Capital Facs. Lease Appropriation Bonds, Series 2021-A, 5.00% 2/1/2027	1,000	1,021
Capital Facs. Lease Appropriation Bonds, Series 2025-B, 5.00% 10/1/2039	1,720	1,883
Capital Facs. Lease Appropriation Bonds (Administrative Building Fund Projects), Series 2025-B, 5.00% 10/1/ 2037	3,225	3,585
Capital Facs. Lease Appropriation Bonds (Administrative Building Fund Projects), Series 2025-B, 5.00% 10/1/ 2038	2,850	3,149
Capital Facs. Lease Appropriation Bonds (Administrative Building Fund Projects), Series 2025-B, 5.00% 10/1/ 2039	2,080	2,269
Cleveland-Cuyahoga Port Auth., Lease Rev. Ref. and Improvement Bonds (Constellation Schools Project), Series 2024-A, 5.25% 1/1/2034 (a)	750	768
Cleveland-Cuyahoga Port Auth., Tax Increment Fncg. Rev. and Rev. Ref. Bonds (Flats East Bank Project), Series 2021-A, 4.00% 12/1/2055 (a)	250	189
Columbus Regional Airport Auth., Airport Rev. Bonds (John Glenn Columbus International Airport), Series 2025-A, AMT, 5.00% 1/1/2033	1,800	1,970
Columbus-Franklin County Fin. Auth., Multi Family Housing Rev. Bonds (Dering Family Homes Project), Series 2023, 5.00% 7/1/2045 (put 2/1/2027)	840	848
Common Schools GO Bonds, Series 2025-A, 5.00% 6/15/2035	1,000	1,152
County of Cuyahoga, Hospital Rev. Bonds (MetroHealth System), Series 2017, 5.00% 2/15/2028	120	121
County of Cuyahoga, Metropolitan Housing Auth., Multi Family Housing Rev. Bonds (Wade Park Apartments), Series 2022, 3.32% 12/1/2027 (put 6/1/2026)	1,595	1,597
County of Franklin, Health Care Facs. Rev. Ref. Bonds (Ohio Living Communities), Series 2022, 4.00% 7/1/2033	2,000	1,988
County of Franklin, Health Care Facs. Rev. Ref. Bonds (Ohio Living Communities), Series 2022, 4.00% 7/1/2036	2,000	1,939
County of Franklin, Hospital Facs. Rev. Bonds (OhioHealth Corp.), Series 2015, 5.00% 5/15/2040	3,380	3,384
County of Franklin, Hospital Facs. Rev. Bonds (OhioHealth Corp.), Series 2015, 5.00% 5/15/2045	14,800	14,800
County of Franklin, Hospital Facs. Rev. Ref. Bonds (Nationwide Children’s Hospital), Series 2016-C, 5.00% 11/1/ 2031	540	592
County of Franklin, Hospital Facs. Rev. Ref. Bonds (Nationwide Children’s Hospital), Series 2016-C, 4.00% 11/1/ 2040	1,000	971
GO Higher Education Bonds, Series 2025-A, 5.00% 5/1/2042	2,500	2,717
GO Highway Capital Improvement Bonds (Full Faith and Credit/Highway User Receipts), Series 2026-Z, 5.00% 5/ 1/2033	1,000	1,134
GO Infrastructure Improvement Bonds, Series 2025-A, 5.00% 3/1/2032	1,375	1,540
County of Hamilton, Healthcare Rev. Bonds (Life Enriching Communities Project), Series 2023-A, 5.50% 1/1/2043	500	521
County of Hamilton, Hospital Facs. Rev. Bonds (UC Health), Series 2025-A, 5.50% 8/1/2038	2,075	2,266
County of Hamilton, Hospital Facs. Rev. Bonds (UC Health), Series 2025-A, 5.50% 8/1/2041	3,825	4,038
County of Hamilton, Hospital Facs. Rev. Bonds (UC Health), Series 2025-A, 5.50% 8/1/2042	925	970
County of Hamilton, Metropolitan Sewer Dist. of Greater Cincinnati, Sewer System Rev. Ref. Bonds, Series 2024-B, 5.00% 12/1/2031	1,000	1,114
Higher Educational Fac. Commission, Higher Educational Facs. Rev. Bonds (Xavier University 2024 Project), Series 2024, 5.00% 5/1/2035	560	593
Capital Group Municipal Income ETF — Page 36 of 63

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Bonds, notes & other debt instruments (continued) Ohio (continued)	Principal amount (000)	Value (000)
Higher Educational Facs. Commission, Hospital Parking Rev. Bonds (University Circle, Inc. 2020 Project), Series 2020, 5.00% 1/15/2038	USD2,265	$2,333
Hospital Facs. Rev. Bonds (Children’s Hospital Medical Center of Akron), Series 2024-B, 5.00% 8/15/2054 (put 8/15/2032)	3,205	3,499
Hospital Rev. Bonds (Aultman Health Foundation), Series 2018, 5.00% 12/1/2033 (a)	420	421
Hospital Rev. Bonds (Aultman Health Foundation), Series 2018, 5.00% 12/1/2038 (a)	250	241
Hospital Rev. Bonds (Cleveland Clinic Health System Obligated Group), Series 2026-A, 5.00% 1/1/2029	10,125	10,731
Hospital Rev. Bonds (University Hospitals Health System), Series 2021-A, 4.00% 1/15/2046	2,480	2,252
Hospital Rev. Ref. Bonds (Cleveland Clinic Health System Obligated Group), Series 2017-A, 3.25% 1/1/2035	1,000	968
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Harding Heights Apartments Project), Series 2025, 3.15% 7/1/2045 (put 7/1/2028)	3,270	3,276
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2019-A, 4.50% 9/1/2049	1,915	1,936
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2022-A, 3.25% 9/1/2052	515	510
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2023-A, 5.50% 3/1/2053	775	819
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2024-A, 6.25% 3/1/2055	680	739
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2024-B, 6.25% 3/1/2055	2,325	2,543
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2025-B, 6.50% 3/1/2056	4,990	5,684
County of Lucas, Hospital Rev. Bonds (Promedica Healthcare Obligated Group), Series 2015-B, 4.00% 11/15/ 2045	1,895	1,610
County of Lucas, Hospital Rev. Bonds (Promedica Healthcare Obligated Group), Series 2018-A, 5.25% 11/15/ 2048	2,750	2,696
Miami University, General Receipts and Rev. Ref. Bonds, Series 2024-A, 5.00% 9/1/2038	1,000	1,093
County of Montgomery, Hospital Facs. Rev. Bonds (Dayton Children’s Hospital), Series 2021, 4.00% 8/1/2037	2,100	2,111
County of Muskingum, Hospital Facs. Rev. Ref. Bonds (Genesis HealthCare System Obligated Group Project), Series 2013, 5.00% 2/15/2044	1,050	1,039
Ohio State University, General Receipts Green Bonds (Multiyear Debt Issuance Program II), Series 2023-B, 5.00% 12/1/2034	1,315	1,468
Ohio State University, General Receipts Green Bonds (Multiyear Debt Issuance Program III), Series 2026-A, 5.00% 6/1/2035	12,200	14,005
County of Summit, Dev. Fin. Auth. Multi Family Housing Rev. Bonds (Wintergreen Ledges Apartments), Series 2025, 5.00% 4/1/2028 (put 4/1/2027)	3,755	3,829
County of Warren, Healthcare Facs., Improvement and Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2024, 5.00% 7/1/2033	975	1,068
County of Warren, Healthcare Facs., Improvement and Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2024, 5.00% 7/1/2034	900	987
County of Warren, Healthcare Facs., Improvement and Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2024, 5.00% 7/1/2036	1,130	1,218
County of Warren, Healthcare Facs., Improvement and Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2024, 5.00% 7/1/2037	1,000	1,071
County of Warren, Healthcare Facs., Improvement and Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2024, 5.00% 7/1/2038	775	825
County of Warren, Healthcare Facs., Improvement and Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2024, 5.00% 7/1/2041	1,200	1,244
County of Warren, Healthcare Facs., Improvement and Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2024, 5.00% 7/1/2044	1,010	1,031
County of Warren, Healthcare Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2019-A, 5.00% 7/1/2027	740	758
County of Warren, Healthcare Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2016-A, 5.00% 7/1/2033	875	878
Capital Group Municipal Income ETF — Page 37 of 63

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Bonds, notes & other debt instruments (continued) Ohio (continued)	Principal amount (000)	Value (000)
County of Warren, Healthcare Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2016-A, 5.00% 7/1/2034	USD1,000	$1,003
County of Warren, Healthcare Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2016-A, 5.00% 7/1/2035	1,000	1,003
County of Warren, Healthcare Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2016-A, 5.00% 7/1/2036	580	582
Water Dev. Auth., Water Pollution Control Loan Fund Rev. Bonds, Series 2024-D, 5.00% 12/1/2033	2,000	2,282
		162,147
Oklahoma 0.43%
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2023-C, 6.00% 3/1/2054	660	723
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2024-A, 6.00% 9/1/2054	1,585	1,741
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2025-A, 6.25% 9/1/2056	2,320	2,597
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2025-C, 6.50% 3/1/2057	2,995	3,414
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2026-A, 6.00% 9/1/2057	1,240	1,392
Norman Regional Hospital Auth., Hospital Rev. Ref. Bonds (Norman Regional Hospital Auth. Obligated Group), Series 2017, 5.00% 9/1/2037	1,420	1,158
Oklahoma City Water Utilities Trust, Water and Sewer System Rev. Ref. Bonds, Series 2016, 4.00% 7/1/2042 (preref. 7/1/2026)	2,000	2,007
Oklahoma City Water Utilities Trust, Water and Sewer System Rev. Ref. Bonds, Series 2016, 4.00% 7/1/2046 (preref. 7/1/2026)	2,000	2,007
Trustees of the Tulsa Municipal Airport Trust, Rev. Bonds (American Airlines, Inc. Project), Series 2025, AMT, 6.25% 12/1/2035	1,500	1,701
Trustees of the Tulsa Municipal Airport Trust, Rev. Bonds (American Airlines, Inc. Project), Series 2025, AMT, 6.25% 12/1/2040	2,430	2,664
Turnpike Auth., Turnpike System Rev. Bonds, Series 2025-A, 5.00% 1/1/2038	4,000	4,469
		23,873
Oregon 0.58%
Dept. of Administrative Services, State Lottery Rev. Ref. Bonds, Series 2025-A, 5.00% 4/1/2037	1,000	1,130
Clackamas Community College Dist., GO Rev. Ref. Bonds, Series 2025, 5.00% 6/15/2042	1,500	1,639
GO Bonds, Series 2021-A, 5.00% 5/1/2026	1,050	1,052
GO Bonds, Series 2021-A, 5.00% 5/1/2029	1,015	1,089
GO Bonds (Article XI-Q State Projects), Series 2019-A, 5.00% 5/1/2027	1,405	1,444
GO Bonds (Article XI-Q State Projects), Series 2023-A, 5.00% 5/1/2034	500	562
GO Bonds (Article XI-Q State Projects), Series 2025-A, 5.00% 5/1/2037	950	1,073
GO Bonds (Article XI-Q State Projects), Series 2025-A, 5.25% 5/1/2043	2,000	2,224
GO Bonds (Veteran’s Welfare Bonds Series 111), Series 2023-E, 5.50% 12/1/2053	225	241
GO Rev. Ref. Bonds (Article XI-G State Projects), Series 2025-G, 5.00% 8/1/2041	375	413
Housing and Community Services Dept., Housing Dev. Rev. Bonds (Gresham Civic Station Apartments Project), Series 2025-Q, 3.125% 7/1/2044 (put 7/1/2028)	1,000	1,002
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2024-C, 6.50% 7/1/2054	2,455	2,720
County of Multnomah, Hospital Facs. Auth., Rev. and Rev. Ref. Green Bonds (Exempt Terwilliger Plaza - Parkview Project), Series 2021-A, 4.00% 12/1/2041	765	680
Port of Portland, Portland International Airport Rev. Ref. Bonds, Series 30-B, AMT, 5.00% 7/1/2030	2,990	3,215
Port of Portland, Portland International Airport Rev. Ref. Bonds, Series 30-B, AMT, 5.00% 7/1/2031	3,155	3,431
Port of Portland, Portland International Airport Rev. Ref. Bonds, Series 30-B, AMT, 5.00% 7/1/2032	3,260	3,567
Capital Group Municipal Income ETF — Page 38 of 63

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Bonds, notes & other debt instruments (continued) Oregon (continued)	Principal amount (000)	Value (000)
Dept. of Transportation, Highway User Tax Rev. Ref. Bonds, Series 2024-A, 5.00% 11/15/2031	USD1,705	$1,903
Washington County, Full Faith and Credit Obligations, Series 2025, 5.00% 6/1/2037	4,645	5,260
		32,645
Pennsylvania 2.46%
County of Adams, General Auth. Rev. Bonds (The Brethren Home Community Project), Series 2024-A, 5.00% 6/1/2044	2,350	2,380
County of Allegheny, Hospital Dev. Auth., UPMC Rev. Bonds, Series 2019-A, 4.00% 7/15/2037	3,270	3,225
Berks County Municipal Auth. Rev. Bonds (Tower Health Project), Series 2024-A-3, 5.00% 6/30/2039	7,206	6,786
County of Berks, Municipal Auth., Rev. Bonds (Tower Health Project), Series 2024-A-2, 6.00% 6/30/2034	631	673
County of Bucks, Industrial Dev. Auth., Rev. Bonds (Pennswood Village Project), Series 2018-A, 5.00% 10/1/2029	1,155	1,177
County of Bucks, Industrial Dev. Auth., Rev. Bonds (Pennswood Village Project), Series 2018-A, 5.00% 10/1/2030	515	524
County of Bucks, Industrial Dev. Auth., Rev. Bonds (Pennswood Village Project), Series 2018-A, 5.00% 10/1/2031	660	671
County of Chester, Industrial Dev. Auth., Rev. Notes (Avon Grove Charter School Project), Series 2024, 5.00% 3/1/ 2027	345	347
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2024, 5.375% 7/1/2039 (a)	110	119
Econ. Dev. Fncg. Auth., Exempt Facs. Rev. Ref. Bonds (National Gypsum Co.), Series 2014, AMT, 5.50% 11/1/2044	1,220	1,217
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Penndot Major Bridges Package One Project), Series 2022, AMT, 5.25% 6/30/2035	1,000	1,084
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 12/31/2034	3,430	3,438
Econ. Dev. Fncg. Auth., Rev. Bonds (Presbyterian Senior Living Project), Series 2023-B-2, 5.00% 7/1/2038	800	831
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Noble Environmental, Inc. Project), Series 2025, AMT, 6.875% 9/1/2047 (a)	1,235	1,291
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2011, AMT, 4.25% 7/1/2041 (put 7/1/2027)	15,000	15,136
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2021-A-2, AMT, 4.60% 10/1/2046 (put 10/1/2026)	1,000	1,003
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2019-A, AMT, 3.25% 4/1/2034 (put 4/15/2026)	945	945
Econ. Dev. Fncg. Auth., UPMC Rev. Bonds, Series 2020-A, 4.00% 4/15/2039	500	479
Erie County School Dist., Limited Tax GO Bonds, Series 2019-A, AGI, 5.00% 4/1/2031	525	552
GO Bonds, Series 2016, AGI, 5.00% 9/15/2026	560	567
Health and Education Facs. Auth., Rev. Bonds (Tel Hai Retirement Community Project), Series 2025, 5.00% 6/1/ 2033	1,285	1,385
Health and Education Facs. Auth., Rev. Bonds (Tel Hai Retirement Community Project), Series 2025, 5.00% 6/1/ 2034	1,355	1,464
Health and Education Facs. Auth., Rev. Bonds (Tel Hai Retirement Community Project), Series 2025, 5.125% 6/1/2046	745	757
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2025-1A, AMT, 5.00% 6/1/2032	2,150	2,273
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2025-1A, AMT, 5.00% 6/1/2033	1,390	1,472
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2020, 2.45% 6/1/2041	250	226
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2023-B, AMT, 4.00% 6/1/2044	225	219
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2024-1A, AMT, 4.125% 6/1/2045	563	544
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2025-1A, AMT, 4.75% 6/1/2046	2,238	2,179
Higher Educational Facs. Auth., Health System Rev. Bonds (University of Pennsylvania Health System), Series 2019, 4.00% 8/15/2038	1,930	1,919
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-125-B, 3.65% 10/1/2042	1,000	932
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2018-126-A, 4.00% 10/1/2048	1,960	1,963
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2022-140-A, 5.00% 10/1/2052	1,535	1,591
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2023-141-A, 5.75% 10/1/2053	630	666
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2024-144A, 6.00% 10/1/2054	45	48
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2024-145A, 6.00% 10/1/2054	3,095	3,345
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2024-146A, 6.25% 10/1/2054	2,655	2,895
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2024-147-A, 6.25% 10/1/2054	2,965	3,251
Capital Group Municipal Income ETF — Page 39 of 63

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Bonds, notes & other debt instruments (continued) Pennsylvania (continued)	Principal amount (000)	Value (000)
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2025-150-A, 6.25% 10/1/2055	USD6,485	$7,323
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2025-149-A, 6.50% 10/1/2055	1,875	2,133
Housing Fin. Agcy., Special Limited Obligation Multi Family Housing Dev. Bonds (Fairhill Phase I), Series 2025, 3.15% 1/1/2046 (put 7/1/2029)	2,000	2,004
Housing Fin. Agcy., Special Limited Obligation Multi Family Housing Dev. Bonds (Fairhill Phase II), Series 2025, 3.15% 1/1/2046 (put 7/1/2029)	1,340	1,343
Housing Fin. Agcy., Special Limited Obligation Multi Family Housing Dev. Bonds (Monarch PA Portfolio), Series 2026, 2.65% 9/1/2029 (put 9/1/2028)	1,100	1,085
County of Lancaster, Hospital Auth., Health Center Rev. Bonds (Masonic Villages Project), Series 2023, 5.125% 11/ 1/2038	360	385
County of Lancaster, Hospital Auth., Health Center Rev. Ref. Bonds (Landis Homes Retirement Community Project), Series 2015-A, 5.00% 7/1/2035 (put 2/1/2029)	395	388
Lancaster County, Hospital Auth., Health Center Rev. Bonds (Brethren Village Project), Series 2017, 5.125% 7/1/ 2037	1,035	1,031
Lancaster Municipal Auth., Healthcare Facs. Rev. Bonds (Garden Spot Village Project), Series 2024-A, 5.00% 5/1/ 2031	210	224
Lancaster Municipal Auth., Healthcare Facs. Rev. Bonds (Garden Spot Village Project), Series 2024-A, 5.00% 5/1/ 2032	305	328
Lancaster Municipal Auth., Healthcare Facs. Rev. Bonds (Garden Spot Village Project), Series 2024-A, 5.00% 5/1/ 2033	400	431
Lancaster Municipal Auth., Healthcare Facs. Rev. Bonds (Garden Spot Village Project), Series 2024-A, 5.00% 5/1/ 2034	420	453
Latrobe Industrial Dev. Auth., University Rev. Bonds (Seton Hill University), Series 2026, 5.25% 3/1/2041	2,300	2,317
County of Monroe, Lease Rental Rev. Bonds (Centurion Foundation Lehigh Valley), Series 2024-A, 5.10% 6/15/2039 (e)	4,890	4,791
County of Montgomery, Industrial Dev. Auth., Exempt Facs. Rev. Ref. Bonds (Constellation Energy Generation, LLC Project), Series 2023-C, 4.10% 6/1/2029	1,290	1,328
County of Montgomery, Industrial Dev. Auth., Retirement Communities Rev. Bonds (ACTS Retirement - Life Communities, Inc. Obligated Group), Series 2016, 5.00% 11/15/2033	1,960	1,977
County of Montgomery, Industrial Dev. Auth., Retirement Communities Rev. Bonds (ACTS Retirement - Life Communities, Inc. Obligated Group), Series 2025-A, 5.00% 11/15/2042	7,000	7,275
Pennsylvania State University Bonds, Series 2025-A, 5.00% 9/1/2042	2,500	2,732
Pennsylvania State University Bonds, Series 2025-A, 5.00% 9/1/2043	1,180	1,281
City of Philadelphia, Hospitals and Higher Education Facs. Auth., Hospital Rev. Bonds (Temple University Health System Obligated Group), Series 2017, 5.00% 7/1/2031	1,000	1,011
City of Philadelphia, Hospitals and Higher Education Facs. Auth., Hospital Rev. Bonds (Temple University Health System Obligated Group), Series 2017, 5.00% 7/1/2032	1,000	1,010
City of Philadelphia, Industrial Dev. Auth., Hospital Rev. Bonds (The Children’s Hospital of Philadelphia Project), Series 2017, 5.00% 7/1/2034	980	1,002
Philadelphia School Dist., GO Bonds, Series 2019-A, NATL, 5.00% 9/1/2026	500	505
Philadelphia School Dist., GO Bonds, Series 2016-F, 5.00% 9/1/2028	2,750	2,777
Philadelphia School Dist., GO Green Bonds, Series 2023-B, 5.25% 9/1/2038	1,000	1,104
Philadelphia School Dist., GO Rev. Ref. Bonds, Series 2007-A, FGIC-NATL, 5.00% 6/1/2034	6,000	6,667
Township of West Cornwall, Municipal Auth., Healthcare Facs. Rev. Bonds (Lebanon Valley Brethren Home Project), Series 2021-A, 4.00% 11/15/2036	365	352
Turnpike Commission, Turnpike Rev. Bonds, Series 2019-A, 5.00% 12/1/2027	500	518
Turnpike Commission, Turnpike Rev. Bonds, Series 2024-C, 5.00% 12/1/2038	1,520	1,682
Turnpike Commission, Turnpike Rev. Bonds, Series 2025-B, 5.25% 12/1/2044	2,000	2,195
Turnpike Commission, Turnpike Rev. Ref. Bonds, Series 2025-2, 5.00% 12/1/2045 (put 12/1/2032)	960	1,065
University of Pittsburgh, Commonwealth System of Higher Education, Asset Notes, Series 2025-A, 5.00% 2/15/ 2036	7,840	9,027
County of Westmoreland, Industrial Dev. Auth., Health System Rev. Bonds (Excela Health Project), Series 2020-A, 4.00% 7/1/2026	500	500
		137,818
Capital Group Municipal Income ETF — Page 40 of 63

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Bonds, notes & other debt instruments (continued) Puerto Rico 2.60%	Principal amount (000)	Value (000)
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2021-B, 5.00% 7/1/2033 (a)	USD500	$523
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2020-A, 5.00% 7/1/2035 (a)	1,690	1,747
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2022-A, 5.00% 7/1/2037 (a)	1,860	1,927
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2021-B, 4.00% 7/1/2042 (a)	2,500	2,365
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2020-A, 5.00% 7/1/2047 (a)	3,260	3,203
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2017 (f)	95	63
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.00% 7/1/2017 (f)	1,365	908
Electric Power Auth., Power Rev. Bonds, Series 2016-B-4, 10.00% 7/1/2019 (f)	450	299
Electric Power Auth., Power Rev. Bonds, Series 2008-WW, 5.375% 7/1/2023 (f)	70	47
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2032 (f)	190	126
Electric Power Auth., Power Rev. Bonds, Series 2010-EEE, 6.05% 7/1/2032 (f)	2,325	1,546
Electric Power Auth., Power Rev. Bonds, Series 2003-NN, NATL, 4.75% 7/1/2033	320	317
Electric Power Auth., Power Rev. Bonds, Series 2013-A, 6.75% 7/1/2036 (f)	465	309
Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 5.25% 7/1/2040 (f)	4,080	2,713
Electric Power Auth., Power Rev. Bonds, Series 2012-A, 5.00% 7/1/2042 (f)	695	462
Electric Power Auth., Power Rev. Custodial Receipts, Series 2025-PRB-RR, 0% 7/1/2030 (a)	2,500	1,613
Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, 5.00% 7/1/2021 (f)	1,400	931
Electric Power Auth., Power Rev. Ref. Bonds, Series 2007-UU, AGI, (3-month USD CME Term SOFR x 0.67 + 0.52%) 3.148% 7/1/2029 (c)	1,015	991
GO Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2033	1,536	1,534
GO Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2037	9,445	9,129
GO Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2041	2,681	2,484
GO Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2046	720	619
GO Taxable Bonds, Series 2022, 0% 11/1/2043 (c)	57,023	38,276
GO Taxable Bonds, Series 2022, 0% 11/1/2051 (c)	7,500	2,878
GO Taxable Bonds, CAB, Series 2022, 0% 11/1/2051	27,750	19,251
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2021, 5.00% 7/1/2033	435	456
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2021, 4.00% 7/1/2041	455	401
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 8/1/2026 (escrowed to maturity)	1,285	1,299
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2019-A-2, 4.329% 7/1/2040	32,209	31,779
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2019-A-2, 4.329% 7/1/2040	12,821	12,650
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2018-A-1, 5.00% 7/1/2058	295	281
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, CAB, Series 2018-A-1, 0% 7/1/2046	12,738	4,486
		145,613
Rhode Island 0.13%
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 81-A, 6.25% 10/1/2053	665	718
Student Loan Auth., Education Loan Rev. Bonds, Series 2022-A, AMT, 4.125% 12/1/2041	740	714
Student Loan Auth., Education Loan Rev. Bonds, Series 2024-A, AMT, 4.125% 12/1/2043	330	313
Student Loan Auth., Education Loan Rev. Bonds, Series 2024-B, AMT, 4.125% 12/1/2043	1,085	995
Student Loan Auth., Education Loan Rev. Bonds, Series 2025-1, AMT, 5.00% 12/1/2044	3,460	3,398
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2020-A, AMT, 3.625% 12/1/2037	455	434
Tobacco Settlement Fin. Corp., Tobacco Settlement Asset-Backed Bonds, Series 2015-A, 5.00% 6/1/2026	500	501
		7,073
South Carolina 1.29%
Connector 2000 Assn., Inc., Toll Road Rev. Bonds, CAB, Series 2011-A-1, 0% 1/1/2032	10,228	7,371
County of Dorchester, Summers Corner Improvement Dist., Assessment Rev. Bonds, Series 2023, 4.50% 10/1/ 2033	210	211
City of Greenville, Housing Auth., Multi Family Housing Rev. Bonds (Cherokee Landing Apartments Project), Series 2023, 5.00% 7/1/2027 (put 7/1/2026)	800	804
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2024-B, 6.00% 1/1/2055	4,010	4,417
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2025-A, 6.50% 7/1/2055	8,920	10,068
Capital Group Municipal Income ETF — Page 41 of 63

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Bonds, notes & other debt instruments (continued) South Carolina (continued)	Principal amount (000)	Value (000)
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2026-A, 6.00% 7/1/2056	USD2,120	$2,359
Jobs-Econ. Dev. Auth., Environmental Improvement Rev. Ref. Bonds (International Paper Co. Project), Series 2023-A, AMT, 4.00% 4/1/2033 (put 4/1/2026)	5,645	5,645
Jobs-Econ. Dev. Auth., Health Care Facs. Rev. and Rev. Ref. Bonds (Rolling Green Village Project), Series 2025-B, 4.00% 12/1/2030	2,575	2,580
Jobs-Econ. Dev. Auth., Health Care Facs. Rev. and Rev. Ref. Bonds (Rolling Green Village Project), Series 2025-A, 5.50% 12/1/2045	850	861
Jobs-Econ. Dev. Auth., Health Care Facs. Rev. Bonds (Novant Health Obligated Group), Series 2024-A, 5.50% 11/ 1/2046	3,000	3,216
Jobs-Econ. Dev. Auth., Health Care Facs. Rev. Bonds (Novant Health Obligated Group), Series 2024-A, 5.50% 11/ 1/2048	5,000	5,292
Jobs-Econ. Dev. Auth., Health Care Facs. Rev. Bonds (Novant Health Obligated Group), Series 2024-A, 5.50% 11/ 1/2049	6,000	6,332
Jobs-Econ. Dev. Auth., Hospital Facs. Rev. Bonds (Bon Secours Mercy Health, Inc.), Series 2025-A, 5.25% 11/1/ 2042	1,875	2,030
Jobs-Econ. Dev. Auth., Retirement Community Rev. Bonds (Seafields at Kiawah Island Project), Series 2023-B-1, 5.75% 11/15/2029	2,500	2,500
Patriots Energy Group Fncg. Agcy., Gas Supply Rev. Bonds, Series 2023-B-1, 5.25% 2/1/2054 (put 3/1/2031)	1,000	1,068
Public Service Auth., Rev. Improvement Obligations (Santee Cooper), Series 2025-A, 5.00% 12/1/2040	940	1,019
Public Service Auth., Rev. Improvement Obligations (Santee Cooper), Series 2025-A, 5.00% 12/1/2041	1,500	1,622
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2022-A, 5.00% 12/1/2034	4,005	4,393
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2022-A, 5.00% 12/1/2039	2,000	2,129
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-B, 5.00% 12/1/2041	1,000	1,007
Public Service Auth., Rev. Ref. Obligations, Series 2016-A, 5.00% 12/1/2029	1,940	1,947
Public Service Auth., Rev. Ref. Obligations, Series 2016-A, 5.00% 12/1/2029	930	934
Public Service Auth., Rev. Ref. Obligations, Series 2016-A, 5.00% 12/1/2033	340	341
Public Service Auth., Rev. Ref. Obligations, Series 2016-A, 5.00% 12/1/2033	160	161
Public Service Auth., Rev. Ref. Obligations, Series 2016-A, 5.00% 12/1/2038	985	987
Public Service Auth., Rev. Ref. Obligations, Series 2016-A, 5.00% 12/1/2038	480	482
Spartanburg Regional Health Services Dist., Hospital Rev. Ref. Bonds, Series 2022, 5.00% 4/15/2031	2,595	2,820
		72,596
South Dakota 0.24%
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2023-G, 6.25% 5/1/2055	550	594
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2024-A, 6.25% 5/1/2055	4,275	4,638
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2025-A, 6.50% 11/1/2055	2,715	3,071
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2026-A, 6.00% 11/1/2056	4,775	5,357
		13,660
Tennessee 1.01%
Health and Educational Facs. Board of the Metropolitan Government of Nashville and Davidson County, Multi Family Rev. Bonds (Stone Bridge Lofts Project), Series 2022-B, 3.35% 4/1/2026	1,875	1,875
Health and Educational Facs. Board of the Metropolitan Government of Nashville and Davidson County, Rev. Bonds (Vanderbilt University Medical Center), Series 2016-A, 5.00% 7/1/2035	7,335	7,361
Health and Educational Facs. Board, Multi Family Rev. Bonds (841 Cowan Apartments), Series 2026, 3.05% 4/1/2044 (put 4/1/2029)	1,330	1,331
Health and Educational Facs. Board, Rev. Bonds (Ascension Senior Credit Group), Series 2025-B-1, 5.00% 11/15/2048 (put 2/1/2028)	4,425	4,782
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2017-2A, AMT, 4.00% 1/1/2042	255	255
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2019-1, 4.25% 1/1/2050	545	549
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2025-2-A, 6.00% 1/1/2056	4,315	4,817
City of Johnson City, Health and Educational Facs. Board, Hospital Rev. Ref. Bonds (Ballad Health), Series 2023-A, 5.00% 7/1/2032	10,000	10,899
County of Knox, Health, Educational and Housing Fac. Board, Multi Family Housing Rev. Bonds (The Pines Apartments Project), Series 2024, 3.10% 9/1/2029 (put 9/1/2027)	690	691
Capital Group Municipal Income ETF — Page 42 of 63

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Bonds, notes & other debt instruments (continued) Tennessee (continued)	Principal amount (000)	Value (000)
County of Knox, Health, Educational and Housing Fac. Board, Student Housing Rev Bonds (Provident Group - UTK Properties, LLC - University of Tennessee Project), Series 2024-A-1, BAM, 5.00% 7/1/2038	USD290	$311
County of Knox, Health, Educational and Housing Fac. Board, Student Housing Rev Bonds (Provident Group - UTK Properties, LLC - University of Tennessee Project), Series 2024-B-1, BAM, 5.00% 7/1/2044	2,000	2,081
Knoxville Community Dev. Corp., Collateralized Multi Family Housing Bonds (Grosvenor Square Project), Series 2022, 4.00% 12/1/2027 (put 6/1/2026)	1,875	1,877
Knoxville Community Dev. Corp., Collateralized Multi Family Housing Bonds (Willow Place Project), Series 2022, 3.75% 12/1/2027 (put 6/1/2026)	210	210
Knoxville Community Dev. Corp., Collateralized Multi Family Housing Bonds (Willow Place Project), Series 2023, 3.75% 12/1/2027 (put 6/1/2026)	1,000	1,001
City of Memphis, Electric System Rev. and Rev. Ref. Bonds, Series 2024, 5.00% 12/1/2028	945	1,004
City of Memphis, Electric System Rev. and Rev. Ref. Bonds, Series 2024, 5.00% 12/1/2029	410	444
City of Memphis, Electric System Rev. and Rev. Ref. Bonds, Series 2024, 5.00% 12/1/2030	350	384
Metropolitan Nashville Airport Auth., Airport Improvement Rev. Bonds, Series 2026-B, AMT, 5.00% 7/1/2029	260	276
Tennessee Energy Acquisition Corp., Gas Project Rev. Ref. Bonds, Series 2025-A, 5.00% 12/1/2035	14,315	15,170
County of Williamson, GO Public Improvement and School Bonds, Series 2019, 5.00% 4/1/2026	235	235
County of Williamson Industrial Dev. Board, Multi Family Housing Rev. Bonds (Wood Duck Court Apartments), Series 2023, 5.00% 5/1/2042 (put 5/1/2027)	1,105	1,118
		56,671
Texas 12.26%
Affordable Housing Corp., Multi Family Housing Rev. Bonds (Juniper Creek Apartments Project), Series 2023, 3.75% 7/1/2044 (put 7/1/2026)	405	406
Affordable Housing Corp., Multi Family Housing Rev. Bonds (Norman Commons), Series 2023, 3.625% 1/1/2045 (put 1/1/2027)	3,140	3,156
Airport System Facs. Rev. Bonds (United Airlines, Inc. Technical Operations Center Project), Series 2018, AMT, 5.00% 7/15/2028	2,245	2,303
Alamo Community College Dist., Limited Tax Bonds, Series 2021, 5.00% 8/15/2026	2,150	2,170
Allen Independent School Dist. Unlimited Tax Rev. Ref. Bonds, Series 2025-A, 5.00% 2/15/2027	1,375	1,405
Allen Independent School Dist. Unlimited Tax School Building Bonds, Series 2025, 5.00% 2/15/2042	1,100	1,185
AM Bidco Operations, LLC, Term Loan, 8.50% PIK 10/21/2027 (g)(h)(i)	521	328
Anna Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.25% 2/15/2050	2,465	2,597
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Basis Texas Charter Schools, Inc.), Series 2024, 4.50% 6/15/2044 (a)	885	818
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2024-A, 4.50% 8/15/2039	390	384
City of Arlington, Water and Wastewater System Rev. Ref. and Improvement Bonds, Series 2024, 5.00% 6/1/2036	1,445	1,607
Aubrey Independent School Dist., Unlimited Tax School Building Bonds, Series 2022, 5.00% 2/15/2039	1,140	1,217
Austin Affordable PFC, Inc., Multi Family Housing Rev. Bonds (Eagle’s Landing Family Apartments), Series 2024-B, 5.00% 9/1/2028 (put 9/1/2027)	195	201
Austin Affordable PFC, Inc., Multi Family Housing Rev. Bonds (Village at Cottonwood Apartments), Series 2024-B, 5.00% 9/1/2028 (put 9/1/2027)	160	164
Austin Community College Dist., Limited Tax Bonds, Series 2023, 5.00% 8/1/2039	1,000	1,085
City of Austin, Airport System Rev. Bonds, Series 2019-B, AMT, 5.00% 11/15/2033	1,000	1,051
City of Austin, Airport System Rev. Ref. Bonds, Series 2025, AMT, 5.00% 11/15/2041	1,500	1,596
City of Austin, Public Improvement and Rev. Ref. Bonds, Series 2025, 5.00% 9/1/2040	2,000	2,203
City of Austin, Public Improvement and Rev. Ref. Bonds, Series 2025, 5.00% 9/1/2042	2,250	2,460
City of Austin, Water and Wastewater System Rev. Ref. and Improvement Bonds, Series 2026, 5.00% 11/15/2034	3,250	3,693
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2022, 5.00% 11/15/2036	1,500	1,641
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2022, 5.00% 11/15/2037	1,250	1,360
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2022, 5.00% 11/15/2038	1,750	1,894
Berry Creek Highlands Municipal Dist., Unlimited Tax Bonds, Series 2025, BAM, 4.50% 9/1/2042	1,025	999
County of Bexar, Hospital Dist., Limited Tax Rev. Ref. Bonds, Series 2019, 5.00% 2/15/2034	1,750	1,803
Boerne Independent School Dist., Unlimited Tax School Building Rev. Ref. Bonds, Series 2023, 3.125% 2/1/2053 (put 2/1/2027)	475	476
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Bonds, notes & other debt instruments (continued) Texas (continued)	Principal amount (000)	Value (000)
Brazoria County Industrial Dev. Corp., Solid Waste Disposal Facs. Rev. Bonds (Aleon Renewable Metals, LLC Project), Series 2022, AMT, 10% 6/1/2042 (a)(c)	USD11	$1
Brazoria County Industrial Dev. Corp., Solid Waste Disposal Facs. Rev. Bonds (Aleon Renewable Metals, LLC Project), Series 2023, AMT, 12.00% 6/1/2043 (a)	59	3
Brazoria County Industrial Dev. Corp., Solid Waste Disposal Facs. Rev. Bonds (Gladieux Metals Recycling, LLC Project), Series 2019-B, AMT, 7.00% 3/1/2039 (f)	625	31
Brazoria County Municipal Utility Dist. No. 40, Unlimited Tax Bonds, Series 2025, AGI, 4.375% 9/1/2041	1,545	1,546
Brazoria County Municipal Utility Dist. No. 40, Unlimited Tax Bonds, Series 2025, AGI, 4.50% 9/1/2043	1,705	1,705
Brazoria County Municipal Utility Dist. No. 40, Unlimited Tax Bonds, Series 2025, AGI, 4.625% 9/1/2045	1,880	1,870
County of Brazoria, Municipal Utility Dist. No. 42, Unlimited Tax Bonds, Series 2025, 4.625% 4/1/2043	1,270	1,231
Brazos Higher Education Auth., Inc., Student Loan Program Rev. Bonds, Series 2024-1-A, AMT, 4.00% 4/1/2045	1,055	943
Brazos Higher Education Auth., Inc., Student Loan Program Rev. Bonds, Series 2025-1A, AMT, 4.50% 4/1/2046	6,505	6,453
City of Buda, Special Assessment Rev. Bonds (Persimmon Public Improvement Dist. Major Improvement Area No. 1), Series 2025, 5.875% 9/1/2045 (a)	240	241
City of Buda, Special Assessment Rev. Bonds (Persimmon Public Improvement Dist. Major Improvement Area Project), Series 2025, 5.75% 9/1/2033 (a)	241	243
City of Buda, Special Assessment Rev. Bonds (Persimmon Public Improvement Dist. Major Improvement Area Project), Series 2025, 6.625% 9/1/2045 (a)	506	508
County of Caldwell, Municipal Utility Dist. No. 2, Unlimited Tax Road Bonds, Series 2024-B, 4.375% 9/1/2041	1,005	927
County of Caldwell, Municipal Utility Dist. No. 2, Unlimited Tax Road Bonds, Series 2024-A, 4.375% 9/1/2043	1,095	1,003
Canyon Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2017, 5.00% 2/15/2042 (preref. 2/15/2027)	1,500	1,531
Capital Area Housing Fin. Corp., Multi Family Housing Rev. Bonds (Redwood Apartments), Series 2020, 3.20% 1/1/2041 (put 1/1/2027)	1,115	1,116
Cedar Hill Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2038	1,820	2,000
Celina Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2042	3,420	3,670
Central Texas Regional Mobility Auth., Rev. Bonds, Series 2021-B, 5.00% 1/1/2032	500	543
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2021-D, 5.00% 1/1/2030	2,130	2,290
Clear Creek Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2016, 3.00% 2/15/2033	1,000	973
Clear Creek Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2024-A, 5.00% 2/15/2033	595	670
Clifton Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Idea Public Schools), Series 2025, 5.00% 8/15/2043	4,755	5,024
Clifton Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Idea Public Schools), Series 2025, 5.00% 8/15/2044	3,780	3,963
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2018, 5.00% 8/15/2027	1,000	1,029
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2022-A, 3.00% 8/15/2051	2,000	1,345
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Valor Education), Series 2023-A, 5.75% 6/15/2038 (a)	500	503
Clifton Higher Education Fin. Corp., Education Rev. Ref. Bonds (Idea Public Schools), Series 2024, 5.00% 8/15/ 2039	1,000	1,069
Clifton Higher Education Fin. Corp., Education Rev. Ref. Bonds (International Leadership of Texas, Inc.), Series 2024-A, 5.00% 8/15/2038	105	112
Clifton Higher Education Fin. Corp., Education Rev. Ref. Bonds (International Leadership of Texas, Inc.), Series 2025-B, 4.00% 2/15/2055 (put 2/15/2030)	1,680	1,738
College Student Loan GO Bonds, Series 2019, AMT, 5.00% 8/1/2027	1,000	1,027
College Student Loan GO Bonds, Series 2025, AMT, 5.00% 8/1/2034	1,750	1,939
Prosper Independent School Dist. (Counties of Collin and Denton), Unlimited Tax School Building Bonds, Series 2024-A, 4.00% 2/15/2035	2,400	2,715
Prosper Independent School Dist. (Counties of Collin and Denton), Unlimited Tax School Building Bonds, Series 2024-A, 5.00% 2/15/2036	1,000	1,123
Prosper Independent School Dist. (Counties of Collin and Denton), Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2040	1,165	1,266
Prosper Independent School Dist. (Counties of Collin and Denton), Unlimited Tax School Building Bonds, Series 2024-A, 5.00% 2/15/2040	1,000	1,091
Comal County Water Control and Improvement Dist. No. 6, Unlimited Tax Bonds, Series 2025, AGI, 4.25% 9/1/ 2043	1,340	1,298
Capital Group Municipal Income ETF — Page 44 of 63

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Bonds, notes & other debt instruments (continued) Texas (continued)	Principal amount (000)	Value (000)
Comal Independent School Dist., Unlimited Tax School Building Rev. Ref. Bonds, Series 2025, 5.00% 2/1/2043	USD615	$660
Conroe Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2024, 5.00% 2/15/2034	2,440	2,725
Conroe Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2037	1,630	1,807
Crowley Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 8/1/2031	1,045	1,105
Cypress-Fairbanks Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/ 2032	1,000	1,115
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Ref. and Improvement Bonds, Series 2025-A, AMT, 5.00% 11/1/2032	2,100	2,299
City of Dallas, Waterworks and Sewer System Rev. Ref. Bonds, Series 2015-A, 4.00% 10/1/2033	500	500
City of Dallas, Waterworks and Sewer System Rev. Ref. Bonds, Series 2024, 5.00% 10/1/2036	1,090	1,217
City of Dallas, Waterworks and Sewer System Rev. Ref. Bonds, Series 2020-C, 5.00% 10/1/2038	1,440	1,523
Dallas Area Rapid Transit Sales Tax Rev. Improvement and Rev. Ref. Bonds, Series 2020-A, 5.00% 12/1/2028	1,080	1,146
Dallas Area Rapid Transit Sales Tax Rev. Ref. Bonds, Series 2019, 5.00% 12/1/2034	2,500	2,660
Dallas Independent School Dist., Unlimited Tax School Building Bonds, Series 2019-B, 3.00% 2/15/2034	1,000	968
Dallas Independent School Dist., Unlimited Tax School Building Bonds, Series 2025-A-5, 5.00% 2/15/2055 (put 2/ 15/2030)	1,750	1,874
Dallas Independent School Dist., Unlimited Tax School Building Bonds, Series 2026-B, 5.00% 2/15/2056 (put 2/ 15/2030)	6,980	7,466
Dallas Independent School Dist., Unlimited Tax School Building Rev. Ref. Bonds, Series 2024, 5.00% 2/15/2034	1,605	1,802
City of Dallas Housing Fin. Corp., Multi Family Housing Rev. Bonds (Palladium Buckner Station), Series 2025, 3.05% 8/1/2030 (put 8/1/2028)	1,655	1,655
City of Dallas Housing Fin. Corp., Multi Family Housing Rev. Bonds (West Virginia Apartments), Series 2024-B, 5.00% 10/1/2028 (put 10/1/2027)	195	201
City of Dallas Housing Fin. Corp., Multi Family Housing Rev. Notes (Estates at Ferguson), Series 2023, 5.00% 7/1/2042 (put 7/1/2027)	420	426
Del Valle Independent School Dist., Unlimited Tax School Building Bonds, Series 2022, 5.00% 6/15/2036	1,525	1,641
County of Denton, Special Assessment Rev. Bonds (Duck Point Public Improvement Dist.), Series 2025, 4.625% 12/31/2035 (a)	500	503
County of Denton, Special Assessment Rev. Bonds (Green Meadows Public Improvement Dist. Major Improvement Area Project), Series 2025, 4.50% 12/31/2035 (a)	750	762
County of Denton, Special Assessment Rev. Bonds (Green Meadows Public Improvement Dist. Major Improvement Area Project), Series 2025, 5.00% 12/31/2035 (a)	810	823
County of Denton, Special Assessment Rev. Bonds (Tabor Ranch Public Improvement Dist. Improvement Area #1 Project), Series 2024-A, 4.625% 12/31/2031 (a)	194	197
County of Denton, Special Assessment Rev. Bonds (Tabor Ranch Public Improvement Dist. Improvement Area #1 Project), Series 2024-A, 5.25% 12/31/2044 (a)	360	362
Denton County Municipal Utility Dist. No. 16, Unlimited Tax Road Bonds, Series 2025, 4.25% 9/1/2037	1,385	1,342
Denton County Municipal Utility Dist. No. 16, Unlimited Tax Road Bonds, Series 2025, 4.50% 9/1/2040	1,010	982
Denton Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2025-C, 5.00% 8/15/2028	2,500	2,642
Denton Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2025-C, 5.00% 8/15/2034	1,410	1,605
Denton Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 8/15/2037	1,390	1,526
Driftwood Conservation Dist., Unlimited Tax Utility Bonds, Series 2025, AGI, 4.125% 4/1/2039	900	894
Driftwood Conservation Dist., Unlimited Tax Utility Bonds, Series 2025, AGI, 4.375% 4/1/2041	1,000	997
Driftwood Conservation Dist., Unlimited Tax Utility Bonds, Series 2025, AGI, 4.50% 4/1/2043	1,110	1,108
Duncanville Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2040	1,085	1,162
County of Ellis, Municipal Utility Dist. No. 1B, Unlimited Tax Utility Bonds, Series 2025, 4.375% 9/1/2037	1,025	1,025
Forney Independent School Dist., Unlimited Tax School Building Rev. Ref. Bonds, Series 2025, 5.25% 8/15/2041	500	555
Forney Independent School Dist., Unlimited Tax School Building Rev. Ref. Bonds, Series 2025, 5.25% 8/15/2042	1,000	1,101
Fort Bend County Municipal Utility Dist. No. 250, Contract Rev. Bonds, Series 2025, 4.25% 11/1/2037	1,490	1,492
Fort Bend County Municipal Utility Dist. No. 253, Unlimited Tax Road Bonds, Series 2025, BAM, 4.50% 9/1/2042	1,085	1,088
Fort Bend Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2024-A, 5.00% 8/ 15/2043	3,640	3,863
Fort Bend Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2024-A, 5.00% 8/ 15/2044	2,570	2,714
Fort Worth Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2038	1,000	1,100
Capital Group Municipal Income ETF — Page 45 of 63

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Bonds, notes & other debt instruments (continued) Texas (continued)	Principal amount (000)	Value (000)
County of Fort Bend, Municipal Utility Dist. No. 216, Unlimited Tax Bonds, Series 2024, 4.00% 9/1/2035	USD1,210	$1,216
County of Fort Bend, Municipal Utility Dist. No. 216, Unlimited Tax Bonds, Series 2024, 4.00% 9/1/2042	1,070	1,002
County of Fort Bend, Municipal Utility Dist. No. 216, Unlimited Tax Bonds, Series 2024, 4.25% 9/1/2045	1,235	1,137
County of Fort Bend, Municipal Utility Dist. No. 232, Unlimited Tax Road Bonds, Series 2024, 4.25% 9/1/2043	1,250	1,133
City of Fort Worth, Water and Sewer System Rev. Bonds, Series 2024, 5.00% 2/15/2031	1,350	1,479
Galena Park Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.00% 8/15/2038	1,180	1,311
Galena Park Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.00% 8/15/2039	2,045	2,258
County of Galveston, Municipal Utility Dist. No. 36, Unlimited Tax Bonds, Series 2024, 4.00% 9/1/2036	1,180	1,170
County of Galveston, Municipal Utility Dist. No. 79, Unlimited Tax Bonds, Series 2024, 4.625% 4/1/2047	1,000	894
Galveston County Municipal Utility Dist. No. 59, Unlimited Tax Bonds, Series 2025, AGI, 4.375% 6/1/2041	1,080	1,071
Galveston County Municipal Utility Dist. No. 59, Unlimited Tax Bonds, Series 2025, AGI, 4.375% 6/1/2043	1,200	1,172
Greenwood Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2035	1,275	1,408
Harlingen Consolidated Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2020, 5.00% 8/15/2032	1,020	1,088
County of Harris, Municipal Utility Dist. No. 478, Contract Rev. Road Bonds, Series 2025-A, 4.875% 12/1/2038	1,055	1,072
County of Harris, Municipal Utility Dist. No. 478, Contract Rev. Road Bonds, Series 2025, 4.375% 12/1/2041	1,330	1,265
County of Harris, Municipal Utility Dist. No. 493, Unlimited Tax Road Bonds, Series 2024, 4.00% 9/1/2039	1,050	977
County of Harris, Municipal Utility Dist. No. 532, Unlimited Tax Road Bonds, Series 2025, BAM, 4.50% 9/1/2045	1,050	1,008
County of Harris, Municipal Utility Dist. No. 572, Unlimited Tax Bonds, Series 2025, 4.375% 4/1/2040	1,070	1,061
County of Harris, Municipal Utility Dist. No. 578, Unlimited Tax Bonds, Series 2024, 4.25% 9/1/2041	1,105	1,011
County of Harris, Municipal Utility Dist. No. 578, Unlimited Tax Bonds, Series 2024, 4.25% 9/1/2046	1,085	961
County of Harris, Rev. Ref. Bonds, Series 2022-A, 5.00% 8/15/2031	2,825	3,129
County of Harris, Sports Auth., Rev. Ref. Bonds, Series 2024-A, AGI, 5.00% 11/15/2038	3,110	3,367
County of Harris, Toll Road Rev. and Rev. Ref. Bonds, Series 2018-A, 5.00% 8/15/2030	625	650
Harris County Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Houston Methodist), Series 2026-A, 5.00% 12/1/2029	26,310	28,404
Harris County Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Houston Methodist), Series 2026-A, 5.00% 12/ 1/2031	10,000	11,076
Harris County Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Houston Methodist), Series 2026-A, 5.00% 12/ 1/2033	11,000	12,366
Harris County Hospital Dist., Limited Tax Bonds, Series 2025, 5.00% 2/15/2038	2,000	2,184
Harris County Housing Fin. Corp., Multi Family Housing Rev. Notes (Baypointe Apartments), Series 2025, 2.95% 9/1/2043 (put 9/1/2028)	2,045	2,038
Harris County Municipal Utility Dist. No. 547, Unlimited Tax Road Bonds, Series 2025-A, AGI, 4.375% 8/1/2042	1,050	1,030
Harris County Municipal Utility Dist. No. 558, Unlimited Tax Bonds, Series 2025-A, AGI, 4.00% 3/1/2042	1,095	1,049
Hays Consolidated Independent School Dist., Unlimited Tax School Building Bonds, Series 2022, 5.00% 2/15/ 2035	780	846
Hays Consolidated Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.00% 2/15/ 2040	1,510	1,651
Dept. of Housing and Community Affairs, Multi Family Housing Rev. Bonds (Aspen Park), Series 2023, 2.50% 3/1/2041 (put 9/1/2026)	185	185
Dept. of Housing and Community Affairs, Multi Family Housing Rev. Bonds (Palladium Old FM 471 W), Series 2024, 3.05% 9/1/2029 (put 9/1/2027)	4,375	4,380
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2021-A, 3.00% 1/1/2052	1,355	1,331
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2022-B, 5.75% 1/1/2053	1,680	1,811
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Ref. Bonds, Series 2025-D, 6.25% 1/1/2056	5,000	5,597
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2023-C, 6.00% 3/1/2054	2,850	3,119
Housing Options, Inc., Multi Family Housing Rev. Bonds (Royal Crest Apartments), Series 2025, 3.05% 2/1/2045 (put 2/1/2028)	765	766
City of Houston, Airport System Facs. Rev. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2024-B, AMT, 5.25% 7/15/2034	11,240	11,794
City of Houston, Airport System Facs. Rev. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2024-B, AMT, 5.50% 7/15/2035	3,900	4,144
City of Houston, Airport System Facs. Rev. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2024-B, AMT, 5.50% 7/15/2036	5,325	5,617
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Bonds, notes & other debt instruments (continued) Texas (continued)	Principal amount (000)	Value (000)
City of Houston, Airport System Facs. Rev. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2024-B, AMT, 5.50% 7/15/2038	USD2,250	$2,346
City of Houston, Airport System Facs. Rev. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2021-A, AMT, 4.00% 7/1/2041	1,525	1,389
City of Houston, Airport System Facs. Rev. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2021-B-1, AMT, 4.00% 7/15/2041	5,965	5,433
City of Houston, Airport System Rev. and Rev. Ref. Bonds, Series 2025-A, AMT, 5.25% 7/1/2039	2,000	2,192
City of Houston, Airport System Rev. Ref. Bonds, Series 2023-B, AGI, AMT, 5.00% 7/1/2028	2,825	2,952
City of Houston, Airport System Rev. Ref. Bonds, Series 2021-A, AMT, 5.00% 7/1/2029	500	530
City of Houston, Airport System Rev. Ref. Bonds, Series 2023-B, AGI, AMT, 5.00% 7/1/2029	2,500	2,656
City of Houston, Airport System Rev. Ref. Bonds, Series 2023-B, AGI, AMT, 5.00% 7/1/2031	10,585	11,500
City of Houston, Airport System Rev. Ref. Bonds, Series 2021-A, AMT, 4.00% 7/1/2037	1,085	1,054
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal E Project), Series 2014, AMT, 5.00% 7/1/2029	6,430	6,436
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2020-A, AMT, 5.00% 7/1/2027	5,595	5,685
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2020-B-2, AMT, 5.00% 7/15/2027	1,750	1,779
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2020-C, AMT, 5.00% 7/15/2027	1,425	1,449
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2025-B, AMT, 5.25% 7/15/2031	2,000	2,101
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2025-B, AMT, 5.25% 7/15/2033	1,385	1,456
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2025-B, AMT, 5.50% 7/15/2035	3,000	3,168
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. and Rev. Ref. Bonds, Series 2026-C, 5.00% 9/1/2039	1,890	2,073
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. and Rev. Ref. Bonds, Series 2026-C, 5.00% 9/1/2043	900	971
Houston Independent School Dist., Maintenance Tax Notes, Series 2025-A, 5.00% 7/15/2045 (put 7/15/2028)	4,000	4,182
Hutto Independent School Dist., Unlimited Tax School Building Bonds, Series 2015, 4.00% 2/1/2055 (put 8/1/ 2028)	1,630	1,675
City of Irving, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2019, 5.00% 8/15/2032	135	138
Irving Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2034	6,350	7,042
Katy Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2024, 5.00% 2/15/2036	2,145	2,389
County of Kendall, Water Control and Improvement Dist. No. 2B, Unlimited Tax Bonds, Series 2025, 4.50% 9/1/ 2037	1,150	1,134
County of Kendall, Water Control and Improvement Dist. No. 2B, Unlimited Tax Bonds, Series 2025, 4.875% 9/1/ 2046	1,040	1,035
Klein Independent School Dist., Unlimited Tax Schoolhouse and Rev. Ref. Bonds (Permanent School Fund Guarantee Program), Series 2025, 4.00% 8/1/2048	1,550	1,409
City of Lavon, Special Assessment Rev. Bonds (Trails of Lavon Public Community Dist. Projects), Series 2025, 4.25% 9/15/2032 (a)	340	343
City of Lavon, Special Assessment Rev. Bonds (Trails of Lavon Public Community Dist. Projects), Series 2025, 5.75% 9/15/2045 (a)	330	341
Lazy Nine Municipal Utility Dist. No. 1A, Unlimited Tax Bonds, Series 2023, 5.625% 9/1/2042	500	511
Legacy Denton Public Fac. Corp., Multi Family Housing Rev. Bonds (Vintage Ranch), Series 2022, 2.96% 4/1/2043 (put 4/1/2027)	1,040	1,040
Lewisville Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2023, 5.00% 8/15/2030	1,580	1,732
Little Elm Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 8/15/2027	3,000	3,095
Love Field Airport Modernization Corp., Special Facs. Rev. Bonds, Series 2012, AMT, 5.00% 11/1/2028	855	856
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2022, AGI, 5.00% 5/15/2026	585	587
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2020, 5.00% 5/15/2036	2,035	2,152
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2020, 5.00% 5/15/2037	2,000	2,106
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Bonds, notes & other debt instruments (continued) Texas (continued)	Principal amount (000)	Value (000)
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2020, 5.00% 5/15/2038	USD1,005	$1,054
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2023-B, 5.00% 5/15/2039 (put 5/15/2028)	1,340	1,390
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2020-A, 5.00% 5/15/2040	2,000	2,084
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2025, 5.00% 5/15/2041	2,500	2,676
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2025, 5.00% 5/15/2042	1,275	1,361
City of Lubbock, Electric Light and Power System Rev. Ref. Bonds, Series 2023, AGI, 5.00% 4/15/2034	1,000	1,114
City of Lubbock, GO Improvement and Rev. Ref. Bonds, Series 2026, 5.00% 2/15/2038	1,000	1,111
City of Lubbock, GO Improvement and Rev. Ref. Bonds, Series 2026, 5.00% 2/15/2039	1,000	1,104
City of Lubbock, GO Improvement and Rev. Ref. Bonds, Series 2026, 5.00% 2/15/2040	1,000	1,097
Mabank Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2024, 5.00% 8/15/ 2030	400	437
Mabank Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2024, 5.00% 8/15/ 2031	755	836
County of Matagorda, Navigation Dist. No. 1, Pollution Control Rev. Ref. Bonds (Central Power and Light Co. Project), Series 2001-A, 2.60% 11/1/2029	1,365	1,329
County of Matagorda, Navigation Dist. No. 1, Pollution Control Rev. Ref. Bonds (Central Power and Light Co. Project), Series 1996, AMT, 4.25% 5/1/2030	825	845
McKinney Municipal Utility Dist. No. 2, Unlimited Tax Bonds, Series 2025, BAM, 4.25% 9/1/2039	870	874
McKinney Municipal Utility Dist. No. 2, Unlimited Tax Bonds, Series 2025, BAM, 4.50% 9/1/2041	1,875	1,888
Medina Valley Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2043	1,605	1,706
Mesquite Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2025, 5.00% 8/15/ 2042	4,340	4,727
Miralomas Municipal Utility Dist., Unlimited Tax Bonds, Series 2024, 4.375% 9/1/2042	1,145	1,050
Mission Econ. Dev. Corp., Rev. Bonds (Natgasoline Project), Series 2018, AMT, 4.625% 10/1/2031 (a)	7,690	7,699
Mission Econ. Dev. Corp., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2024, AMT, 4.00% 6/1/2054 (put 6/1/2034)	2,305	2,302
Mission Econ. Dev. Corp., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2025-A, AMT, 2.875% 6/1/2055 (put 6/1/2026)	1,955	1,954
Mission Econ. Dev. Corp., Solid Waste Disposal Rev. Ref. Bonds (Graphic Packaging International, LLC Project), Series 2025, AMT, 5.00% 12/1/2064 (put 6/1/2030)	2,690	2,791
Montgomery County Municipal Utility Dist. No. 138, Unlimited Tax Bonds, Series 2025, BAM, 4.00% 3/1/2037	570	574
Montgomery County Municipal Utility Dist. No. 138, Unlimited Tax Bonds, Series 2025, BAM, 4.00% 3/1/2038	595	595
Montgomery County Municipal Utility Dist. No. 138, Unlimited Tax Bonds, Series 2025, BAM, 4.00% 3/1/2039	625	618
Montgomery County Municipal Utility Dist. No. 138, Unlimited Tax Bonds, Series 2025, BAM, 4.125% 3/1/2040	655	650
Montgomery County Municipal Utility Dist. No. 163, Contract Rev. Bonds (East Service Area), Series 2025, BAM, 4.00% 11/1/2038	1,050	999
Montgomery County Municipal Utility Dist. No. 163, Contract Rev. Bonds (East Service Area), Series 2025, BAM, 4.375% 11/1/2041	1,235	1,200
Montgomery County Municipal Utility Dist. No. 170, Contract Rev. Bonds (Road Facs.), Series 2024, 4.25% 12/1/ 2036	1,055	1,065
Montgomery County Municipal Utility Dist. No. 180, Unlimited Tax Road Bonds, Series 2024, 4.375% 9/1/2041	1,520	1,404
Montgomery County Municipal Utility Dist. No. 211, Unlimited Tax Bonds, Series 2025, 4.625% 9/1/2041	1,015	982
Municipal Gas Acquisition and Supply Corp. IV, Gas Supply Rev. Bonds, Series 2023-A, 5.50% 1/1/2054 (put 1/1/ 2030)	4,000	4,224
Municipal Gas Acquisition and Supply Corp. IV, Gas Supply Rev. Bonds, Series 2023-B, 5.50% 1/1/2054 (put 1/1/ 2034)	4,505	4,921
Municipal Gas Acquisition and Supply Corp. VI, Gas Supply Rev. Bonds, Series 2025, 5.00% 1/1/2036	2,000	2,125
New Hope Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Children’s Health System of Texas Project), Series 2025-A, 5.00% 8/15/2034	1,250	1,401
New Hope Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Children’s Health System of Texas Project), Series 2025-A, 5.00% 8/15/2035	1,320	1,484
Capital Group Municipal Income ETF — Page 48 of 63

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Bonds, notes & other debt instruments (continued) Texas (continued)	Principal amount (000)	Value (000)
New Hope Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Children’s Health System of Texas Project), Series 2025-A, 5.00% 8/15/2036	USD1,300	$1,449
New Hope Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Children’s Health System of Texas Project), Series 2025-A, 5.25% 8/15/2042	2,410	2,642
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Bella Vida Forefront Living Project), Series 2025-B-3, 4.25% 10/1/2030	990	980
New Hope Cultural Education Facs. Fin. Corp., Senior Living. Rev. Bonds (Superior Living Foundation Project), Series 2025-A, 6.25% 7/1/2045 (a)	2,000	2,002
New Hope Higher Education Fin. Corp., Higher Education Rev. Bonds (Texas Christian University Project), Series 2026-A, 5.00% 3/15/2042	2,500	2,693
New Hope Higher Education Fin. Corp., Higher Education Rev. Bonds (Texas Christian University Project), Series 2026-A, 5.00% 3/15/2043	2,125	2,275
North East Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2024, 3.75% 8/1/2049 (put 8/1/2027)	450	454
North Fort Bend Water Auth., Water System Rev. and Rev. Ref. Bonds, Series 2021, BAM, 5.00% 12/15/2027	500	520
North Texas Higher Education Auth., Inc., Education Loan Rev. Bonds, Senior Series 2025-A, AMT, 5.00% 6/1/ 2032	300	315
North Texas Higher Education Auth., Inc., Education Loan Rev. Bonds, Senior Series 2025-A, AMT, 5.00% 6/1/2033	145	152
North Texas Higher Education Auth., Inc., Education Loan Rev. Bonds, Senior Series 2024-1-A, AMT, 4.125% 6/1/ 2045	1,200	1,164
North Texas Higher Education Auth., Inc., Education Loan Rev. Bonds, Senior Series 2025-A, AMT, 4.50% 6/1/ 2046	2,415	2,394
North Texas Municipal Water Dist., Wastewater Interceptor System Contract Rev. Ref. and Improvement Bonds, Series 2024, 5.00% 6/1/2030	2,935	3,189
North Texas Municipal Water Dist., Wastewater Interceptor System Contract Rev. Ref. and Improvement Bonds, Series 2024, 5.00% 6/1/2031	3,085	3,396
North Texas Municipal Water Dist., Water System Rev. Ref. and Improvement Bonds, Series 2021, 3.00% 9/1/2036	420	388
North Texas Municipal Water Dist., Water System Rev. Ref. and Improvement Bonds, Series 2025, 5.00% 9/1/2044	2,500	2,671
North Texas Tollway Auth., System Rev. and Rev. Ref. Bonds, Series 2021-B, 4.00% 1/1/2036	500	508
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2024-B, 5.00% 1/1/2033	2,450	2,730
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2024-B, 5.00% 1/1/2034	2,420	2,717
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2024-A, 5.00% 1/1/2035	710	798
North Texas Tollway Auth., System Rev. Ref. Bonds, CAB, Series 2008-D, AGI, 0% 1/1/2030	2,555	2,282
Northlake Municipal Management Dist. No. 2, Unlimited Tax Road Bonds, Series 2025, AGI, 4.375% 3/1/2041	1,200	1,169
Northside Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.00% 8/15/2041	1,450	1,575
Northside Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.00% 8/15/2042	1,500	1,617
City of Pflugerville, Special Assessment Rev. Bonds (Meadowlark Preserve Public Improvement Dist. Project), Series 2025, 4.25% 9/1/2033 (a)	450	451
City of Pilot Point, Special Assessment Rev. Bonds (Maverick Farms Public Improvement Dist. Improvement Area #1 Project), Series 2026, 6.00% 9/15/2046	500	497
Pine Forest Municipal Utility Dist., Unlimited Tax Bonds, Series 2025, 5.00% 9/1/2043	1,125	1,135
Plano Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.00% 2/15/2033	1,790	2,012
Plano Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 4.00% 2/15/2043	2,020	1,983
Port Arthur Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.00% 2/15/2036	1,000	1,126
Port Arthur Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.00% 2/15/2040	2,500	2,736
Princeton Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.00% 2/15/2044	1,100	1,163
Princeton Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.00% 2/15/2045	1,150	1,208
Rancho Del Cielo Municipal Utility Dist., Unlimited Tax Bonds, Series 2024, 4.375% 8/15/2053	350	295
Riceland Management Dist., Unlimited Tax Road Bonds, Series 2024, 4.25% 9/1/2034	1,000	995
Riceland Municipal Utility Dist. No. 1, Unlimited Tax Bonds, Series 2024, 4.375% 9/1/2039	1,000	987
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2017, 5.00% 2/1/2027	1,215	1,240
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2024-D, 5.00% 2/1/2029	525	559
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2017, 5.00% 2/1/2033	1,500	1,525
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2024-D, 5.00% 2/1/2037	2,005	2,243
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2024-B, 5.00% 2/1/2042	1,500	1,626
Capital Group Municipal Income ETF — Page 49 of 63

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Bonds, notes & other debt instruments (continued) Texas (continued)	Principal amount (000)	Value (000)
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2024-D, 5.00% 2/1/2049	USD3,015	$3,097
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2026-A, 2.90% 2/1/2055 (put 12/1/2027)	2,180	2,169
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2026-A, 3.00% 2/1/2055 (put 12/1/2029)	3,080	3,054
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2025-A, 3.08% 2/1/2055 (put 12/1/2028)	8,905	8,892
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2026-A, 3.15% 2/1/2055 (put 12/1/2031)	3,885	3,832
City of San Antonio, General Improvement Bonds, Series 2024, 5.00% 2/1/2035	1,175	1,319
City of San Antonio, Water System Rev. and Rev. Ref. Bonds, Series 2023-A, 5.00% 5/15/2040	1,000	1,079
Sherman Independent School Dist., Unlimited Tax School Building Bonds, Series 2023-B, 5.00% 2/15/2040	500	538
Greater Texoma Utility Auth., Contract Rev. Bonds (City of Sherman Project), Series 2024-A, BAM, 5.00% 10/1/ 2029	1,000	1,071
Socorro Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2017-B, 5.00% 8/15/2029	3,755	3,872
Socorro Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2017-B, 4.00% 8/15/2035 (preref. 8/15/ 2027)	1,840	1,875
South San Antonio Independent School Dist., Unlimited Tax School Building Bonds, Series 2005, 5.50% 8/15/ 2030	3,500	3,770
Southwest Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/1/2041	1,500	1,585
Spring Branch Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2025, 5.00% 2/1/2041	2,000	2,176
Spring Branch Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2025, 5.00% 2/1/2042	1,725	1,865
Spring Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2025, 5.25% 8/15/ 2046	6,590	7,092
Spring Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 8/15/2047	2,855	2,945
Stanton Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.00% 2/15/2036	1,025	1,138
Surface Transportation Corp., Private Activity Rev. Ref. Bonds (NTE Mobility Partners Segments 3 LLC), Series 2023, AMT, 5.50% 6/30/2040	1,500	1,577
County of Tarrant, Karis Municipal Management Dist., Unlimited Tax Utility Bonds, Series 2025, 4.50% 12/1/2041	1,030	1,034
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Baylor Scott & White Health Project), Series 2026-E, 5.00% 11/15/2029	455	490
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Baylor Scott & White Health Project), Series 2026-E, 5.00% 11/15/2043	825	888
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Baylor Scott & White Health Project), Series 2026-E, 5.00% 11/15/2044	1,305	1,393
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Air Force Villages Obligated Group), Series 2016, 5.00% 5/15/2037	690	690
Tarrant County Cultural Education Facs. Fin. Corp., Rev. Bonds (Ascension Senior Credit Group), Series 2025-C-2, 5.00% 11/15/2051 (put 11/15/2035)	5,000	5,526
Tarrant County Cultural Education Facs. Fin. Corp., Rev. Bonds (Christus Health), Series 2018-B, 5.00% 7/1/2036	1,270	1,322
Tarrant Regional Water Dist., Water Transmission Facs. Contract Rev. Bonds, Series 2025, 5.00% 9/1/2034	2,015	2,298
Tarrant Regional Water Dist., Water Transmission Facs. Contract Rev. Bonds, Series 2025, 5.00% 9/1/2037	7,680	8,608
Board of Regents of Texas A&M University System, Rev. Fncg. System Bonds, Series 2024-A, 5.00% 5/15/2041	3,000	3,264
Board of Regents of the Texas A&M University System, Permanent University Fund Bonds, Series 2023, 5.00% 7/ 1/2026	4,000	4,025
Board of Regents of the Texas A&M University System, Permanent University Fund Bonds, Series 2023, 5.00% 7/ 1/2042	2,005	2,134
Board of Regents of the Texas State University System, Rev. Fncg. System Rev. and Rev. Ref. Bonds, Series 2019-A, 5.00% 3/15/2033	500	526
Board of Regents of the Texas State University System, Rev. Fncg. System Rev. and Rev. Ref. Bonds, Series 2024, 5.00% 3/15/2041	950	1,029
Tomball Business Improvement Dist. No. 1, Unlimited Tax Bonds, Series 2024, 4.00% 11/15/2038	1,230	1,190
Tomball Business Improvement Dist. No. 1, Unlimited Tax Bonds, Series 2024, 4.00% 11/15/2041	1,425	1,317
Tomball Business Improvement Dist. No. 1, Unlimited Tax Bonds, Series 2026, 4.25% 11/15/2041	1,370	1,290
Tomball Business Improvement Dist. No. 1, Unlimited Tax Bonds, Series 2026, 4.50% 11/15/2045	1,695	1,614
Transportation Commission, Central Texas Turnpike System Rev. Ref. Bonds, Series 2024-C, 5.00% 8/15/2039	3,135	3,408
Transportation Commission, GO Highway Improvement Rev. Ref. Bonds, Series 2024, 5.00% 4/1/2032	1,625	1,810
Capital Group Municipal Income ETF — Page 50 of 63

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Bonds, notes & other debt instruments (continued) Texas (continued)	Principal amount (000)	Value (000)
Transportation Commission, State Highway Fund First Tier Rev. Bonds, Series 2024, 5.00% 10/1/2033	USD3,185	$3,610
Transportation Fin. Corp., Toll Rev. Ref. Bonds (TELA Supported), Series 2025-A, 5.00% 10/1/2037	3,250	3,640
Transportation Fin. Corp., Toll Rev. Ref. Bonds (TELA Supported), Series 2025-A, 5.00% 10/1/2041	5,750	6,299
Trenton River Auth., Wastewater Treatment System Rev. Improvement Bonds (Denton Creek Regional), Series 2026, 5.00% 2/1/2035	3,050	3,455
Trenton River Auth., Wastewater Treatment System Rev. Improvement Bonds (Denton Creek Regional), Series 2026, 5.00% 2/1/2037	2,600	2,930
Turnpike Auth., Central Texas Turnpike System, Rev. Bonds, CAB, Series 2002-A, AMBAC, 0% 8/15/2027	4,945	4,749
Board of Regents of the University of Houston System, Consolidated Rev. and Rev. Ref. Bonds, Series 2020-A, 3.00% 2/15/2036	4,030	3,796
Board of Regents of the University of Houston System, Consolidated Rev. and Rev. Ref. Bonds, Series 2022-A, 5.00% 2/15/2037	1,000	1,078
Board of Regents of the University of North Texas System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2025-A, 5.00% 4/15/2032	1,875	2,091
Board of Regents of the University of Texas System, Permanent University Fund Bonds, Series 2024-A, 5.00% 7/1/ 2036	2,185	2,448
Board of Regents of the University of Texas System, Permanent University Fund Bonds, Series 2024-A, 5.00% 7/1/ 2038	1,150	1,270
Board of Regents of the University of Texas System, Permanent University Fund Bonds, Series 2024-A, 4.00% 7/1/ 2049	1,500	1,360
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds, Series 2025-A, 5.00% 8/15/2026	5,465	5,515
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds, Series 2025-B, 5.00% 8/15/2033	1,415	1,602
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds, Series 2026-A, 5.00% 8/15/2035	370	423
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds, Series 2025-B, 5.00% 8/15/2036	17,750	20,117
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds, Series 2026-A, 5.00% 8/15/2036	305	350
Waco Education Fin. Corp., Rev. Bonds (Baylor University Issue), Series 2021, 4.00% 3/1/2040	500	490
Waller Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.00% 2/15/2045	3,000	3,151
Water Dev. Board, State Revolving Fund Rev. Bonds, Series 2021, 5.00% 8/1/2032	1,270	1,404
Water Dev. Board, State Revolving Fund Rev. Bonds, Series 2025, 5.00% 8/1/2039	2,270	2,513
Water Dev. Board, State Water Implementation Rev. Fund, Reserve Bonds (Master Trust), Series 2024-A, 5.00% 10/15/2033	2,250	2,554
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2025, 5.00% 4/15/ 2033	8,085	9,144
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2023-A, 5.00% 10/15/ 2035	1,000	1,119
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2024-A, 5.00% 10/15/ 2038	5,020	5,557
County of Williamson, Municipal Utility Dist. No. 51, Unlimited Tax Road Bonds, Series 2024, 4.25% 9/1/2038	1,380	1,313
Williamson County, Limited Tax Rev. Ref. and Park Bonds, Series 2025, 5.00% 2/15/2030	1,035	1,114
Williamson County, Limited Tax Rev. Ref. and Park Bonds, Series 2025, 5.00% 2/15/2036	1,400	1,565
		687,731
United States 1.38%
FHLMC Multi Family Structured Pass Through Certs., Green Bonds, Series ML-33, Class AUS, 4.641% 10/25/2040 (c)	15,510	16,038
FHLMC Multi Family Structured Pass Through Certs., Green Bonds, Series ML-31, Class AUS, 4.283% 6/25/2042 (c)	2,346	2,402
Freddie Mac, Multi Family Certs., Series 2023, 3.722% 1/25/2040 (c)	4,291	4,255
Freddie Mac, Multi Family Certs., Series 2023, 4.139% 8/25/2040 (c)	2,492	2,507
Freddie Mac, Multi Family Certs. Green Bonds, Series 2024, Class AUS, 4.291% 4/25/2042 (c)	7,267	7,621
Freddie Mac, Multi Family Certs. Green Bonds, Series 2025, 4.095% 11/25/2042 (c)	8,597	8,796
Freddie Mac, Multi Family Mortgage Bonds, Series 2025-ML30, Class AIS, 4.441% 7/25/2042 (c)	4,002	4,177
Freddie Mac, Multi Family Mortgage Certs., Green Bonds, Series 2024, 3.26% 12/25/2038 (c)	4,934	4,315
Freddie Mac, Multi Family Mortgage Certs., Green Bonds, Series 2025-ML-29, 4.398% 1/25/2043 (c)	9,950	10,364
Freddie Mac, Multi Family Mortgage Green Bonds, Series 2023-ML-18, Class ACA, 2.25% 9/25/2037	1,206	1,015
Capital Group Municipal Income ETF — Page 51 of 63

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Bonds, notes & other debt instruments (continued) United States (continued)	Principal amount (000)	Value (000)
Freddie Mac, Multi Family Mortgage Green Bonds, Series 2024, 3.198% 11/25/2038 (c)	USD1,966	$1,864
Freddie Mac, Multi Family Mortgage Green Bonds, Series 2024, 4.269% 8/25/2041 (c)	3,991	4,144
Freddie Mac, Multi Family Mortgage Green Bonds, Series 2024, 4.326% 8/25/2041 (c)	5,782	5,933
Freddie Mac, Multi Family Mortgage Green Bonds, Series 2023, Class A, 2.802% 4/25/2043 (c)	4,738	4,068
		77,499
Utah 0.93%
Downtown Revitalization Public Infrastructure Dist., Sales Tax Rev. Bonds (SEG Redev. Project), Series 2025-C, 5.00% 7/15/2035 (a)	335	336
Downtown Revitalization Public Infrastructure Dist., Sales Tax Rev. Bonds (SEG Redev. Project), Series 2025-A, AGI, 5.00% 6/1/2038	1,000	1,050
Downtown Revitalization Public Infrastructure Dist., Sales Tax Rev. Bonds (SEG Redev. Project), Series 2025-A, AGI, 5.25% 6/1/2041	950	1,051
High Star Ranch Infrastructure Fncg. Dist., Special Assessment Bonds (High Star Ranch Assessment Area), Series 2026, 6.25% 12/1/2055 (a)	500	500
Housing Corp., Single Family Mortgage Bonds, Series 2023-A, 6.00% 7/1/2053	885	950
Housing Corp., Single Family Mortgage Bonds, Series 2024-A, 6.50% 1/1/2054	240	261
Housing Corp., Single Family Mortgage Bonds, Series 2024-C, 6.00% 7/1/2054	1,180	1,294
Housing Corp., Single Family Mortgage Bonds, Series 2024-G, 6.25% 7/1/2055	3,230	3,595
Housing Corp., Single Family Mortgage Bonds, Series 2024-I, 6.25% 7/1/2055	4,355	4,861
MIDA Mountain Village Public Infrastructure Dist., Special Assessment Rev. Bonds (Mountain Village Assessment Area #2), Series 2021, 4.00% 8/1/2027 (a)	450	451
MIDA Mountain Village Public Infrastructure Dist., Special Assessment Rev. Bonds (Mountain Village Assessment Area #2), Series 2021, 4.00% 8/1/2029 (a)	950	954
MIDA Mountain Village Public Infrastructure Dist., Special Assessment Rev. Bonds (Mountain Village Assessment Area #2), Series 2021, 4.00% 8/1/2030 (a)	445	446
MIDA Mountain Village Public Infrastructure Dist., Special Assessment Rev. Bonds (Mountain Village Assessment Area #2), Series 2021, 4.00% 8/1/2031 (a)	770	770
MIDA Mountain Village Public Infrastructure Dist., Special Assessment Rev. Bonds (Mountain Village Assessment Area), Series 2020-A, 4.25% 8/1/2035 (a)	455	455
MIDA Mountain Village Public Infrastructure Dist., Tax Allocation Rev. Bonds, Series 2024-2, 5.50% 6/15/2039 (a)	1,920	1,963
MIDA Mountain Village Public Infrastructure Dist., Tax Allocation Rev. Bonds, CAB, Series 2025-2, 0% 6/1/2035 (5.00% on 6/1/2031) (a)(b)	500	391
MIDA Mountain Village Public Infrastructure Dist., Tax Allocation Rev. Bonds, CAB, Series 2025-2, 0% 6/1/2043 (5.75% on 6/1/2031) (a)(b)	370	281
Military Installation Dev. Auth., Tax Allocation Rev. Bonds, Series 2021-A-2, 4.00% 6/1/2036	1,000	957
Nebo School Dist., Local Building Auth., Lease Rev. Bonds, Series 2020, 2.125% 7/1/2033	2,910	2,615
NS Public Infrastructure Dist. No. 1, Special Assessment bonds (NS Assessment Area No. 1), Series 2024, 6.00% 12/1/2044 (a)	1,000	952
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2025-A, AMT, 5.00% 7/1/2027	150	154
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2018-A, AMT, 5.00% 7/1/2028	1,500	1,565
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2018-A, AMT, 5.00% 7/1/2030	1,585	1,648
Three Bridges Public Infrastructure Dist. No. 1, Special Assessment Bonds (Three Bridges Assessment Area No. 1), Series 2024-1, 5.00% 12/1/2036 (a)	2,875	2,880
Transit Auth., Sales Tax Rev. Ref. Bonds, Series 2024, 5.00% 6/15/2030	875	957
Transit Auth., Sales Tax Rev. Ref. Bonds, Series 2025, 5.00% 12/15/2044	17,710	19,167
County of Utah, Hospital Rev. Bonds (IHC Health Services, Inc.), Series 2018-A, 5.00% 5/15/2037	1,400	1,448
		51,952
Vermont 0.27%
Econ. Dev. Auth., Mortgage Rev. Bonds (Wake Robin Corp. Project), Series 2021-A, 4.00% 5/1/2037	500	479
Econ. Dev. Auth., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2013, AMT, 4.625% 4/1/2036 (put 4/3/2028) (a)	500	504
Econ. Dev. Auth., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2022-A-2, AMT, 4.375% 6/1/2052 (put 6/1/2032) (a)	1,505	1,536
Capital Group Municipal Income ETF — Page 52 of 63

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Bonds, notes & other debt instruments (continued) Vermont (continued)	Principal amount (000)	Value (000)
Educational and Health Buildings Fncg. Agcy., Rev. Bonds (The University of Vermont Medical Center Project), Series 2016-A, 5.00% 12/1/2033	USD2,500	$2,505
Educational and Health Buildings Fncg. Agcy., Rev. Bonds (The University of Vermont Medical Center Project), Series 2016-A, 5.00% 12/1/2035	4,500	4,506
Educational and Health Buildings Fncg. Agcy., Rev. Bonds (The University of Vermont Medical Center Project), Series 2016-A, 5.00% 12/1/2036	5,000	5,006
Student Assistance Corp., Education Loan Rev. Bonds, Series 2021-A, AMT, 2.375% 6/15/2039	460	421
Student Assistance Corp., Education Loan Rev. Bonds, Series 2023-A, AMT, 4.00% 6/15/2041	395	372
		15,329
Virgin Islands 0.07%
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2026	500	503
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2030	1,130	1,167
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2032	1,815	1,890
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2039	315	321
		3,881
Virginia 0.76%
Alexandria Redev. and Housing Auth., Multi Family Housing Rev. Bonds (431 S Columbus St Block 4), Series 2024, 3.20% 12/1/2054 (put 6/1/2027)	1,315	1,316
County of Arlington, Industrial Dev. Auth., Multifamily Housing Rev. Bonds (Barcroft-Charlie 2 and Barcroft-Bravo 5), Series 2025, 3.10% 12/1/2055 (put 2/1/2027)	1,155	1,155
County of Charles City, Econ. Dev. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2004-A, 2.875% 2/1/2029	500	492
Chesapeake Redev. and Housing Auth., Multi Family Housing Rev. Bonds (Hunters Point Apartments), Series 2023, 5.00% 5/1/2043 (put 5/1/2026)	1,310	1,312
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2019-A, 4.00% 2/1/2034	1,040	1,059
College Building Auth., Educational Facs. Rev. Ref. Bonds (21st Century College and Equipment Programs), Series 2017-E, 5.00% 2/1/2031	6,025	6,264
County of Fairfax, Public Improvement Bonds, Series 2023-A, 4.00% 10/1/2026	1,000	1,008
County of Fairfax, Redev. and Housing Auth., Multi Family Housing Rev. Bonds (Dominion Square North Project), Series 2023, 5.00% 1/1/2045 (put 1/1/2028)	250	256
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. and Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 1/1/2032	500	512
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 1/1/2033	270	275
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 1/1/2043	3,000	2,905
Hampton Roads Sanitation Dist., Wastewater Rev. Bonds, Series 2025-A, 5.00% 7/15/2026	675	680
Hampton Roads, Transportation Accountability Commission, Bond Anticipation Notes (Hampton Roads Transportation Fund), Series 2021-A, 5.00% 7/1/2026 (escrowed to maturity)	6,410	6,449
Town of Louisa, Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (Virginia Electric and Power Co. Project), Series 2008-C, 3.80% 11/1/2035 (put 5/28/2027)	815	824
City of Norfolk, Redev. and Housing Auth., Multi Family Housing Rev. Bonds (Braywood Manor Apartments), Series 2023, 5.00% 5/1/2043 (put 5/1/2026)	100	100
Public Building Auth., Public Facs. Rev. Bonds, Series 2025-A, 5.00% 8/1/2029	4,245	4,571
Richmond Redev. and Housing Auth., Multi Family Housing Rev. Bonds (Joyfield at German School Road), Series 2025, 3.10% 12/1/2055 (put 12/1/2026)	275	275
Small Business Fncg. Auth., Residential Care Facs. Rev. and Rev. Ref. Bonds (LifeSpire of Virginia), Series 2021, 4.00% 12/1/2036	600	603
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Bonds, notes & other debt instruments (continued) Virginia (continued)	Principal amount (000)	Value (000)
Small Business Fncg. Auth., Residential Care Facs. Rev. and Rev. Ref. Bonds (LifeSpire of Virginia), Series 2021, 4.00% 12/1/2041	USD1,030	$991
Small Business Fncg. Auth., Residential Care Facs. Rev. Ref. Bonds (LifeSpire of Virginia), Series 2024-A, 5.00% 12/1/2039	435	459
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 5.00% 1/1/2034	550	576
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 4.00% 1/1/2037	1,385	1,401
Small Business Fncg. Auth., Rev. Ref. Bonds (Elizabeth River Crossings Opco, LLC Project), Series 2022, AMT, 4.00% 7/1/2029	500	506
Small Business Fncg. Auth., Rev. Ref. Bonds (Elizabeth River Crossings Opco, LLC Project), Series 2022, AMT, 4.00% 7/1/2031	2,925	2,960
Virginia Beach Dev. Auth., Residential Care Fac. Rev. Bonds (Westminster-Canterbury on Chesapeake Bay), Series 2023-B-3, 5.375% 9/1/2029	1,385	1,395
County of Wise, Industrial Dev. Auth., Solid Waste and Sewage Disposal Rev. Bonds (Virginia Electric and Power Co. Project), Series 2009-A, 3.125% 10/1/2040 (put 10/1/2030)	4,375	4,349
		42,693
Washington 3.09%
Central Puget Sound Regional Transit Auth., Sales Tax and Motor Vehicle Excise Tax Improvement and Rev. Ref. Green Bonds, Series 2021-S-1, 5.00% 11/1/2031	2,620	2,923
Certs. of Part. (State and Local Agcy. Real and Personal Property), Series 2025-A, 5.00% 1/1/2031	4,110	4,521
Certs. of Part. (State and Local Agcy. Real and Personal Property), Series 2025-A, 5.00% 1/1/2032	3,905	4,345
Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 4.00% 7/1/2043	500	460
Energy Northwest, Electric Rev. and Rev. Ref. Bonds (Columbia Generating Station), Series 2022-A, 5.00% 7/1/ 2032	1,850	2,077
Energy Northwest, Electric Rev. and Rev. Ref. Bonds (Columbia Generating Station), Series 2023-A, 5.00% 7/1/ 2038	4,400	4,813
Energy Northwest, Electric Rev. Ref. Bonds (Columbia Generating Station), Series 2025-A, 5.00% 7/1/2031	750	831
Energy Northwest, Electric Rev. Ref. Bonds (Columbia Generating Station), Series 2025-A, 5.00% 7/1/2042	1,000	1,092
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 1), Series 2025-A, 5.00% 7/1/2033	2,000	2,268
GO Bonds, Series 2020-A, 5.00% 8/1/2039	680	712
GO Bonds, Series 2021-A-2, 5.00% 8/1/2039	1,360	1,440
GO Bonds, Series 2024-C, 5.00% 2/1/2041	1,645	1,788
GO Bonds, Series 2023-A, 5.00% 8/1/2044	1,240	1,313
Health Care Facs. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2014-D, 5.00% 10/1/2041	1,500	1,501
Health Care Facs. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2014-C, 5.00% 10/1/2044	500	500
Health Care Facs. Auth., Rev. Bonds (Seattle Cancer Care Alliance), Series 2021, 4.00% 12/1/2040 (a)	1,790	1,724
Health Care Facs. Auth., Rev. Bonds (Seattle Children’s Hospital), Series 2017-A, 5.00% 10/1/2047	2,675	2,684
Health Care Facs. Auth., Rev. Bonds (Virginia Mason Medical Center), Series 2017, 5.00% 8/15/2037	355	361
Health Facs. Auth., Rev. Bonds (CommonSpirit Health), Series 2019-A-1, 5.00% 8/1/2039	3,090	3,176
Housing Fin. Commission, Multi Family Housing Rev. Bonds (Ardea at Totem Lake Apartments Project), Series 2023, 5.00% 12/1/2043 (put 2/1/2027)	830	833
Housing Fin. Commission, Multi Family Housing Rev. Bonds (Camas Flats Apartments Project), Series 2024-B, 5.00% 2/1/2028 (put 2/1/2027)	255	259
Housing Fin. Commission, Municipal Certs., Series 2021-1, 3.50% 12/20/2035	5,489	5,263
Housing Fin. Commission, Municipal Certs., Series 2023-1, 1.362% 4/20/2037 (c)	1,676	157
Housing Fin. Commission, Municipal Certs., Series 2023-1, 3.375% 4/20/2037	3,341	3,094
Housing Fin. Commission, Municipal Certs., Series 2025-1-A, 3.685% 11/20/2041 (c)	6,537	6,199
Housing Fin. Commission, Municipal Certs., Series 2024-1-A, 3.812% 3/20/2040 (c)	13,687	13,192
Housing Fin. Commission, Nonprofit Housing Rev. Bonds (Parkshore Juanita Bay Project), Series 2024-B-1, 4.50% 7/1/2030 (a)	690	690
Housing Fin. Commission, Nonprofit Housing Rev. Bonds (Parkshore Juanita Bay Project), Series 2024-A, 4.75% 1/1/2034 (a)	940	932
Housing Fin. Commission, Single Family Program Bonds, Series 2018-1-N, 4.00% 12/1/2048	155	156
Capital Group Municipal Income ETF — Page 54 of 63

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Bonds, notes & other debt instruments (continued) Washington (continued)	Principal amount (000)	Value (000)
Housing Fin. Commission, Single Family Program Bonds, Series 2020-2-N, 3.00% 12/1/2050	USD290	$286
Kalispel Tribe of Indians, Priority Distribution Payment Bonds, Series 2018-A, 5.00% 1/1/2032 (a)	500	506
County of King, Convention Center Public Facs. Dist., Lodging Tax Green Notes, Series 2021, 4.00% 7/1/2031	750	764
County of King, Limited Tax GO Bonds, Series 2019-B, 5.00% 7/1/2026	1,200	1,208
County of King, Sewer Improvement and Rev. and Rev. Ref. Bonds, Series 2016-B, 5.00% 7/1/2046 (preref. 7/1/ 2026)	3,000	3,019
County of King, Unlimited Tax GO Bonds, Series 2025-A, 5.00% 12/1/2038	6,210	6,956
Motor Vehicle Fuel Tax and Vehicle Related Fees GO Bonds, Series 2021-E, 5.00% 6/1/2029	1,000	1,074
Motor Vehicle Fuel Tax and Vehicle Related Fees GO Bonds, Series 2024-R-C, 5.00% 8/1/2031	540	600
Motor Vehicle Fuel Tax and Vehicle Related Fees GO Bonds, Series 2025-D, 5.00% 6/1/2042	1,085	1,186
Motor Vehicle Fuel Tax GO Bonds, CAB, Series 2005-F, AMBAC, 0% 12/1/2029	1,970	1,776
Motor Vehicle Fuel Tax GO Rev. Ref. Bonds, Series 2025-R-C, 5.00% 7/1/2028	5,040	5,316
Motor Vehicle Fuel Tax GO Rev. Ref. Bonds, Series 2024-R-C, 5.00% 8/1/2030	2,165	2,372
North Thurston Public Schools, Unlimited Tax GO Rev. Ref. Bonds, Series 2024, 5.00% 12/1/2032	1,750	1,968
City of Seattle, Drainage and Wastewater System Improvement and Rev. Ref. Bonds, Series 2025, 5.00% 5/1/2039	1,050	1,169
Port of Seattle, Industrial Dev. Corp., Special Facs. Rev. Ref. Bonds (Delta Air Lines, Inc. Project), Series 2012, AMT, 5.00% 4/1/2030	500	501
Port of Seattle, Intermediate Lien Rev. and Rev. Ref. Bonds, Series 2024-B, AMT, 5.00% 7/1/2030	3,840	4,130
Port of Seattle, Rev. and Rev. Ref. Bonds, Series 2021-C, AMT, 5.00% 8/1/2032	3,920	4,244
Port of Seattle, Rev. Ref. Bonds, Series 2024-B, AMT, 5.00% 7/1/2028	5,150	5,381
Port of Seattle, Rev. Ref. Bonds, Series 2024-B, AMT, 5.00% 7/1/2029	3,475	3,691
Port of Seattle, Rev. Ref. Bonds, Series 2016-B, AMT, 5.00% 10/1/2030	2,000	2,002
Various Purpose GO Bonds, Series 2024-C, 5.00% 2/1/2029	4,600	4,908
Various Purpose GO Bonds, Series 2025-R-A, 5.00% 7/1/2036	5,320	5,976
Various Purpose GO Bonds, Series 2023-B, 5.00% 2/1/2037	5,050	5,552
Various Purpose GO Bonds, Series 2026-A, 5.00% 8/1/2037	11,380	12,837
Various Purpose GO Bonds, Series 2024-C, 5.00% 2/1/2038	1,095	1,210
Various Purpose GO Bonds, Series 2026-A, 5.00% 8/1/2039	10,000	11,130
Various Purpose GO Bonds, Series 2026-A, 5.00% 8/1/2043	10,000	10,868
Various Purpose GO Bonds, Series 2023-A, 5.00% 8/1/2046	1,940	2,023
Various Purpose GO Rev. Ref. Bonds, Series 2025-R-B, 5.00% 7/1/2033	1,115	1,263
		173,220
West Virginia 0.17%
Econ. Dev. Auth., Solid Waste Disposal Facs. Rev. Bonds (Commercial Metals Co. Project), Series 2025, AMT, 4.625% 4/15/2055 (put 5/15/2032)	1,500	1,526
Econ. Dev. Auth., Solid Waste Disposal Facs. Rev. Bonds (Core Natural Resources, Inc. Project), Series 2025, AMT, 5.45% 1/1/2055 (put 3/27/2035) (a)	1,550	1,685
Econ. Dev. Auth., Solid Waste Disposal Facs. Rev. Ref. Bonds (Kentucky Power Co. - Mitchell Project), Series 2014-A, AMT, 4.70% 4/1/2036 (put 6/17/2026)	400	401
Hospital Fin. Auth., Hospital Rev. and Improvement Bonds (West Virginia University Health System Obligated Group), Series 2023-A, 4.125% 6/1/2042	2,000	1,915
Hospital Fin. Auth., Hospital Rev. and Improvement Bonds (West Virginia University Health System Obligated Group), Series 2017-A, 5.00% 6/1/2042	2,750	2,774
Hospital Fin. Auth., Hospital Rev. Ref. and Improvement Rev. Bonds (Vandalia Health Group), Series 2023-B, 6.00% 9/1/2048	900	964
		9,265
Wisconsin 2.33%
Ascension Health Rev. Bonds (Ascension Senior Credit Group), Series 2016-A, 5.00% 11/15/2026	1,000	1,002
General Fund Annual Appropriation Rev. Ref. Bonds, Series 2019-A, 5.00% 5/1/2029 (preref. 5/1/2027)	3,585	3,681
GO Bonds, Series 2019-B, 5.00% 5/1/2027	1,330	1,366
GO Bonds, Series 2025-B, 5.00% 5/1/2036	10,000	11,300
GO Bonds, Series 2024-C, 5.00% 5/1/2038	6,485	7,190
GO Rev. Ref. Bonds, Series 2025-3, 5.00% 5/1/2032	2,400	2,699
Capital Group Municipal Income ETF — Page 55 of 63

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Bonds, notes & other debt instruments (continued) Wisconsin (continued)	Principal amount (000)	Value (000)
GO Rev. Ref. Bonds, Series 2025-1, 5.00% 5/1/2033	USD2,060	$2,335
GO Rev. Ref. Bonds, Series 2026-1, 5.00% 5/1/2033	6,905	7,827
GO Rev. Ref. Bonds, Series 2023-2, 5.00% 5/1/2036	2,790	3,106
Health and Educational Facs. Auth., Rev. Bonds (Advocate Aurora Health Care Credit Group), Series 2018-C-3, 5.00% 8/15/2054 (put 6/24/2026)	655	658
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Alliance), Series 2013-B-1, 4.00% 11/15/2043	670	637
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Alliance), Series 2013-B-1, 4.00% 11/15/2043 (preref. 5/15/2028)	80	82
Health and Educational Facs. Auth., Rev. Bonds (Chiara Housing and Services, Inc. Project), Series 2024, 5.00% 7/1/2035	3,950	4,039
Health and Educational Facs. Auth., Rev. Bonds (Dickson Hollow Phase II Project), Series 2024, 5.45% 10/1/2039	280	293
Health and Educational Facs. Auth., Rev. Bonds (Hope Christian Schools Obligated Group), Series 2021, 3.00% 12/1/2031	345	303
Health and Educational Facs. Auth., Rev. Bonds (Three Pillars Senior Living Communities), Series 2024-B-2, 4.20% 8/15/2028	190	190
Housing and Econ Dev. Auth., Multi Family Housing Bonds (100 E. National Project), Series 2024-J, 5.00% 8/1/2058 (put 8/1/2026)	370	372
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2018-D, 4.00% 3/1/2047	795	800
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2019-A, 4.25% 3/1/2049	4,130	4,188
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2019-C, 3.75% 3/1/2050	1,885	1,891
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2025-A, 6.25% 9/1/2055	7,620	8,432
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds (Social Bonds), Series 2024-C, 6.00% 3/1/2055	2,225	2,425
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds (Social Bonds), Series 2026-A, 5.75% 9/1/2056	1,950	2,134
Public Fin. Auth., Affordable Housing Certs., Series 2026-1, Class A-1, 4.126% 1/20/2041 (c)	9,134	8,631
Public Fin. Auth., Charter School Rev. Bonds (Foundation Academy Charter School Project), Series 2024, 5.00% 7/1/2035 (a)	700	729
Public Fin. Auth., Education Rev. Bonds (Bonnie Cone Classical Academy, Inc.), Series 2024, 5.00% 6/15/2034 (a)	2,000	1,864
Public Fin. Auth., Education Rev. Bonds (Bonnie Cone Classical Academy, Inc.), Series 2024, 5.50% 6/15/2049 (a)	3,045	2,396
Public Fin. Auth., Education Rev. Bonds (Mater Academy of Nevada - East Las Vegas Campus Project), Series 2024-A, 5.00% 12/15/2034 (a)	1,410	1,457
Public Fin. Auth., Education Rev. Bonds (Mater Academy of Nevada - East Las Vegas Campus Project), Series 2024-A, 5.00% 12/15/2039 (a)	700	705
Public Fin. Auth., Education Rev. Ref. Bonds (Pinecrest Academy of Nevada-Sloan Canyon Campus Project), Series 2024-A, 4.00% 7/15/2039 (a)	750	704
Public Fin. Auth., Educational Fac. Rev. Ref. Bonds (New Plan Learning, Inc. Project), Series 2021-A, 3.75% 7/1/ 2031	345	331
Public Fin. Auth., Educational Facs. Rev. Bonds (Cincinnati Classical Academy), Series 2024-A, 5.375% 6/15/2039 (a)	190	192
Public Fin. Auth., Educational Facs. Rev. Bonds (Cincinnati Classical Academy), Series 2024-A, 5.70% 6/15/2044 (a)	140	141
Public Fin. Auth., Educational Facs. Rev. Bonds (Cincinnati Classical Academy), Series 2024-A, 5.875% 6/15/2054 (a)	105	102
Public Fin. Auth., Infrastructure Program Anticipation Improvement and Rev. Ref. Bonds (Astro Texas Land Projects), Series 2025, 5.00% 12/15/2036 (a)	2,642	2,602
Public Fin. Auth., Infrastructure Program Anticipation Improvement and Rev. Ref. Bonds (Legacy Hills Project), Series 2025, 6.00% 11/15/2045 (a)	2,000	1,961
Public Fin. Auth., Infrastructure Program Rev. Anticipation Bonds (Heritage Bend Project), CAB, Series 2025, 0% 12/15/2042 (a)	4,255	1,334
Public Fin. Auth., Infrastructure Program Rev. Anticipation Bonds (Sterling Traditions Project), CAB, Series 2025, 0% 12/15/2041 (a)	21,677	8,093
Public Fin. Auth., Infrastructure Program Rev. Anticipation Bonds (Two Step Project), CAB, Series 2024, 0% 12/15/2034 (a)	5,020	2,972
Public Fin. Auth., Infrastructure Program Rev. Anticipation Bonds (Wayside Project), Series 2024-A-2, 5.875% 11/15/2027 (a)	997	997
Public Fin. Auth., Limited Obligation Rev. Bonds (Town of Scarborough - The Downs Project), Series 2024, 5.00% 8/1/2039	200	202
Capital Group Municipal Income ETF — Page 56 of 63

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Bonds, notes & other debt instruments (continued) Wisconsin (continued)	Principal amount (000)	Value (000)
Public Fin. Auth., Project Rev. Bonds (CFP3 - Eastern Michigan University Student Housing Project), Series 2022-A-1, BAM, 5.00% 7/1/2030	USD705	$761
Public Fin. Auth., Retirement Community Rev. Bonds (Lifespace Communities, Inc.), Series 2020-A, 4.00% 11/15/2037	600	601
Public Fin. Auth., Retirement Community Rev. Bonds (Lifespace Communities, Inc.), Series 2020-A, 5.00% 11/15/ 2041	655	673
Public Fin. Auth., Retirement Facs. Rev. Bonds (Givens Estates), Series 2021, 4.00% 12/1/2041	1,000	922
Public Fin. Auth., Rev. Bonds (Kahala Nui Project), Series 2025, 5.00% 11/15/2042	750	776
Public Fin. Auth., Rev. Bonds (Kahala Nui Project), Series 2025, 5.00% 11/15/2043	1,000	1,030
Public Fin. Auth., Rev. Bonds (Kahala Nui Project), Series 2025, 5.00% 11/15/2044	1,310	1,340
Public Fin. Auth., Rev. Bonds (Puerto Rico Toll Roads Monetization Project), Series 2024, AMT, 5.50% 7/1/2044	7,000	7,154
Public Fin. Auth., Rev. Bonds (Wilson Preparatory Academy), Series 2019-A, 5.00% 6/15/2039 (a)	250	243
Public Fin. Auth., Rev. Ref. Bonds (Celanese Corp.), Series 2016-C, AMT, 4.30% 11/1/2030	3,640	3,633
Public Fin. Auth., Rev. Ref. Bonds (Roseman University of Health Sciences Project), Series 2022, 4.00% 4/1/2032 (a)	405	398
Public Fin. Auth., Special Fac. Rev. Bonds (Million Air Three LLC General Aviation Facs. Project), Series 2024-A, AMT, 5.50% 9/1/2030 (a)	480	497
Public Fin. Auth., Special Facs. Rev. Bonds (Sky Harbour Capital III, LLC Aviation Facs. Project), Series 2026, AMT, 6.00% 7/1/2060 (put 1/1/2031) (a)	2,860	2,892
Public Fin. Auth., Special Rev. Bonds (Candela Project), Series 2023, 6.125% 12/15/2029 (a)	120	121
Public Fin. Auth., Special Rev. Bonds (Signorelli Projects, Municipal Utility Dists., Montgomery and Waller Counties), Series 2024, 5.375% 12/15/2032 (a)	799	796
Public Fin. Auth., Student Housing Rev. Bonds (Beyond Boone, LLC - Appalachian State University Project), Series 2020-A, AGI, 4.00% 7/1/2045	600	550
Public Fin. Auth., Student Housing Rev. Bonds (Beyond Boone, LLC - Appalachian State University Project), Series 2020-A, AGI, 4.00% 7/1/2050	1,000	859
Public Fin. Auth., Student Housing Rev. Bonds (CHF-Manoa, LLC UH Residences for Graduate Students), Series 2023-A, 5.25% 7/1/2038 (a)	415	418
Public Fin. Auth., Infrastructure Program Rev. Anticipation Bonds (Mayfair Project), Series 2024-A-4, 5.50% 11/15/2032 (a)	4,592	4,594
		130,621
Total bonds, notes & other debt instruments (cost: $5,149,968,000)		5,163,133
Common stocks 0.00% Industrials 0.00%	Shares
AM BidCo Holdings, LLC (g)(j)	28	— (k)
Total common stocks (cost: $0)		— (k)
Short-term securities 8.62% Municipals 8.62%	Principal amount (000)
State of Alaska, City of Valdez, Marine Terminal Rev. Ref. Bonds (Exxon Pipeline Co. Project), Series 1993-B, 2.90% 12/1/2033 (c)	USD5,500	5,500
State of Alaska, City of Valdez, Marine Terminal Rev. Ref. Bonds (ExxonMobil Project), Series 2001, 2.90% 12/1/2029 (c)	1,150	1,150
State of Arizona, City of Phoenix, Industrial Dev. Auth., Solid Waste Disposal Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2013, AMT, 3.45% 12/1/2035 (put 5/1/2026) (l)	7,230	7,229
State of Arizona, Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Phoenix Children’s Hospital), Series 2019-A, 2.70% 2/1/2048 (c)	12,035	12,035
State of Arizona, City of Phoenix, Industrial Dev. Auth., Health Care Facs. Rev. Bonds (Mayo Clinic), Series 2014-A, 2.30% 11/15/2052 (c)	22,900	22,900
State of California, City of Los Angeles, Tax and Rev. Anticipation Notes, Series 2025, 5.00% 6/25/ 2026	2,005	2,017
Capital Group Municipal Income ETF — Page 57 of 63

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Short-term securities (continued) Municipals (continued)	Principal amount (000)	Value (000)
State of California, Regents of the University of California, General Rev. Bonds, Series 2013-AL-2, 2.33% 5/15/2048 (c)	USD31,070	$31,070
State of Colorado, Educational Loan Program Tax and Rev. Anticipation Notes, Series 2025-B, 5.00% 6/30/2026	5,000	5,031
District of Columbia, Housing Fin. Agcy., Collateralized Multi Family Housing Rev. Bonds (Paxton Project), Series 2022, 3.35% 9/1/2040 (put 6/1/2026) (l)	4,280	4,285
State of Florida, Fin. Auth., Econ. Dev. Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2010-A, AMT, 2.90% 5/1/2028 (put 6/1/2026) (l)	1,030	1,030
State of Florida, City of Gainesville, Utilities System Rev. Bonds, Series 2019-C, 2.95% 10/1/2047 (c)	6,045	6,045
State of Hawaii, Dept. of Budget and Fin., Special Purpose Rev. Bonds (The Queen’s Health Systems), Series 2025-B, 2.55% 7/1/2060 (c)	5,305	5,305
State of Hawaii, Dept. of Budget and Fin., Special Purpose Rev. Bonds (The Queen’s Health Systems), Series 2025-C, 2.55% 7/1/2051 (c)	8,500	8,500
State of Idaho, Health Facs. Auth., Hospital Rev. Bonds (CHE Trinity Health Credit Group), Series 2013-ID, 2.625% 12/1/2048 (put 5/1/2026) (l)	1,005	1,005
State of Illinois, Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2019, AMT, 3.45% 11/1/2044 (put 11/2/2026) (l)	1,960	1,962
State of Illinois, Fin. Auth., Demand Rev. Bonds (University of Chicago Medical Center), Series 2010-A, 2.65% 8/1/2044 (c)	3,200	3,200
State of Indiana, Fin. Auth., Econ. Dev. Rev. Bonds (Republic Services, Inc. Project), Series 2012, AMT, 3.45% 12/1/2037 (put 6/1/2026) (l)	1,745	1,745
State of Maryland, County of Montgomery, GO Consolidated Public Improvement Bonds, Series 2017-E, 2.35% 11/1/2037 (c)	29,195	29,195
State of Maryland, County of Montgomery, Rev. Bonds (CHE Trinity Health Credit Group), Series 2013, 2.40% 12/1/2041 (put 6/1/2026) (l)	9,555	9,555
State of Maryland, Health and Higher Educational Facs. Auth., Rev. Bonds (John Hopkins Health System Issue), Series 2025-C, 2.80% 5/15/2053 (c)	13,580	13,580
State of Michigan, Regents of the University of Michigan, General Rev. Bonds, Series 2012-B, 2.75% 4/1/2042 (c)	11,160	11,160
State of Minnesota, City of Rochester, Health Care Facs. Rev. Bonds (Mayo Clinic), Series 2016, 2.35% 11/15/2047 (c)	15,200	15,200
State of Minnesota, City of Rochester, Health Care Facs. Rev. Bonds (Mayo Clinic), Series 2011-B, 2.00% 11/15/2038 (c)	12,975	12,975
State of Minnesota, City of Rochester, Health Care Facs. Rev. Bonds (Mayo Clinic), Series 2025-C, 2.30% 11/15/2064 (c)	4,500	4,500
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron USA, Inc. Project), Series 2007-C, 2.65% 12/1/2030 (c)	6,785	6,785
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron USA, Inc. Project), Series 2007-D, 2.90% 12/1/2030 (c)	27,155	27,155
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron USA, Inc. Project), Series 2010-J, 2.90% 11/1/2035 (c)	2,200	2,200
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron USA, Inc. Project), Series 2010-L, 2.80% 11/1/2035 (c)	4,240	4,240
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron USA, Inc. Project), Series 2011-F, 2.90% 11/1/2035 (c)	2,610	2,610
State of Missouri, Health and Educational Facs. Auth., Demand Educational Facs. Rev. Bonds (Washington University), Series 2003-B, 2.75% 2/15/2033 (c)	7,900	7,900
State of New Hampshire, Health and Education Facs. Auth., Rev. Bonds (Dartmouth College Issue), Series 2007-B, 2.85% 6/1/2041 (c)	6,200	6,200
State of New York, New York City GO Bonds, Fiscal 2012, Series 2012-G-6, 2.80% 4/1/2042 (c)	8,340	8,340
State of New York, New York City GO Bonds, Fiscal 2010, Series 2010-G-4, 2.40% 3/1/2039 (c)	4,440	4,440
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2016, Series 2016-AA-1, 2.90% 6/15/2048 (c)	11,000	11,000
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2016, Series 2016-A-4, 2.90% 8/1/2041 (c)	2,500	2,500
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Short-term securities (continued) Municipals (continued)	Principal amount (000)	Value (000)
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2015, Series 2015-BB-4, 2.85% 6/15/2050 (c)	USD29,750	$29,750
State of New York, Dormitory Auth., Rev. Bonds (Fordham University), Series 2008-A-2, 2.41% 7/1/2032 (c)	5,405	5,405
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2015, Series 2015-BB-1, 2.90% 6/15/2049 (c)	6,100	6,100
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2023, Series 2023-CC, 2.85% 6/15/2053 (c)	15,400	15,400
State of New York, Triborough Bridge and Tunnel Auth., General Rev. Ref. Bonds, Series 2005-B-3, 2.90% 1/1/2035 (c)	32,445	32,445
State of New York, Triborough Bridge and Tunnel Auth., General Rev. Bonds, Series 2001-C, 2.85% 1/1/2032 (c)	2,625	2,625
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2011, Series 2011-FF-1, 3.20% 6/15/2044 (c)	3,500	3,500
State of New York, Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2026-A, 5.00% 3/15/2027	3,750	3,839
State of Ohio, Hospital Rev. Bonds (Cleveland Clinic Health System Obligated Group), Series 2013-B-3, 2.75% 1/1/2039 (c)	595	595
State of Pennsylvania, Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2019-B-2, AMT, 3.25% 4/1/2049 (put 7/15/2026) (l)	725	725
State of Rhode Island, Rhode Island Infrastructure Bank, State Revolving Fund Rev. Bonds (Master Trust), Series 2026-B, 5.00% 10/1/2026	9,090	9,205
State of South Carolina, Jobs-Econ. Dev. Auth., Hospital Rev. Bonds (Prisma Health Obligated Group), Series 2018-B, 2.70% 5/1/2048 (c)	15,620	15,620
State of Tennessee, City of Clarksville, Public Building Auth., Pooled Fncg. Rev. Bonds, Series 2003, Bank of America LOC, 2.98% 1/1/2033 (c)	1,010	1,010
State of Tennessee, County of Montgomery, Public Building Auth., Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool), Series 2002, Bank of America LOC, 2.95% 4/1/2032 (c)	1,100	1,100
State of Tennessee, Health and Educational Facs. Board of the Metropolitan Government of Nashville and Davidson County, Multi Family Rev. Bonds (HV Land Co. Apartments), Series 2022, 3.35% 6/1/2044 (put 12/1/2026) (l)	3,210	3,213
State of Texas, Lower Neches Valley Auth. Industrial Dev. Corp., Rev. Bonds (ExxonMobil Project), Series 2010, 2.90% 11/1/2038 (c)	5,875	5,875
State of Texas, Gulf Coast Industrial Dev. Auth., Rev. Bonds (ExxonMobil Project), Series 2012, 2.70% 11/1/2041 (c)	4,610	4,610
State of Texas, Lower Neches Valley Auth. Industrial Dev. Corp., Exempt Facs. Rev. Ref. Bonds (ExxonMobil Project), Series 2002-A, 2.90% 11/1/2029 (c)	9,205	9,205
State of Virginia, County of Fairfax, Public Improvement Rev. Ref. Bonds, Series 2026-B, 5.00% 10/1/ 2026	10,000	10,127
State of Virginia, County of Loudoun, Industrial Dev. Auth., Multi-Modal Rev. Bonds (Howard Hughes Medical Institute Issue), Series 2003-C, 2.45% 2/15/2038 (c)	5,000	5,000
State of Wyoming, County of Sublette, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2014, 2.90% 10/1/2044 (c)	18,905	18,905
		483,798
Total short-term securities (cost: $483,832,000)		483,798
Total investment securities 100.64% (cost: $5,633,800,000)		5,646,931
Other assets less liabilities (0.64)%		(36,033)
Net assets 100.00%		$5,610,898
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Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 3/31/2026 (000)
2 Year U.S. Treasury Note Futures	Long	524	6/30/2026	USD108,702	$(303)
5 Year U.S. Treasury Note Futures	Long	558	6/30/2026	60,364	(63)
10 Year U.S. Treasury Note Futures	Long	84	6/18/2026	9,328	54
					$(312)
Restricted security (e)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
County of Monroe, Lease Rental Rev. Bonds (Centurion Foundation Lehigh Valley), Series 2024-A, 5.10% 6/15/2039	6/14/2024	$4,890	$4,791	0.10%

(a)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $306,336,000, which represented 5.46% of the net assets of the fund.

(b)	Step bond; coupon rate may change at a later date.
(c)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

(d)	Scheduled interest payment was not received. Coupon payments are paid at the election of the issuer and any unpaid amounts are accumulated.
(e)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(f)	Scheduled interest and/or principal payment was not received.
(g)	Value determined using significant unobservable inputs.
(h)
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $328,000, which represented 0.01% of the net assets of the fund.

(i)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(j)	Non-income producing.
(k)	Amount less than one thousand.
(l)	For short-term securities, the mandatory put date is considered to be the maturity date.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
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Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Exchange-traded futures are generally valued at the official settlement price for futures on the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. The average month-end notional amount of futures contracts while held was $285,764,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of March 31, 2026, were as follows (dollars in thousands):
Capital Group Municipal Income ETF — Page 61 of 63

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	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Texas	$—	$687,403	$328	$687,731
California	—	537,796	—	537,796
New York	—	447,482	—	447,482
Illinois	—	362,311	—	362,311
Alabama	—	313,758	—	313,758
Florida	—	253,017	—	253,017
Washington	—	173,220	—	173,220
Ohio	—	162,147	—	162,147
Puerto Rico	—	145,613	—	145,613
Colorado	—	141,946	—	141,946
Other	—	1,938,112	—	1,938,112
Common stocks	—	—	— *	— *
Short-term securities	—	483,798	—	483,798
Total	$—	$5,646,603	$328	$5,646,931

Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$54	$—	$—	$54
Liabilities:
Unrealized depreciation on futures contracts	(366)	—	—	(366)
Total	$(312)	$—	$—	$(312)

*	Amount less than one thousand.
†	Futures contracts are not included in the investment portfolio.

Key to abbreviation(s)
Agcy. = Agency
AGI = Assured Guaranty insured
AMBAC = American Municipal Bond Assurance Company insured
AMT = Alternative Minimum Tax
Assn. = Association
Auth. = Authority
BAM = Build America Mutual insured
CAB = Capital Appreciation Bonds
Certs. = Certificates
CME = CME Group

Dept. = Department
Dev. = Development
Dist. = District
Dists. = Districts
Econ. = Economic
Fac. = Facility
Facs. = Facilities
FHA = Federal Housing Administration insured
Fin. = Finance
Fncg. = Financing
GO = General Obligation

LOC = Letter of Credit
NATL = National Public Finance Guarantee Corp. insured
Part. = Participation
PIK = Payment In Kind
preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars
Capital Group Municipal Income ETF — Page 62 of 63

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Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing.
You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2026 Capital Group. All rights reserved.
ETGEFP1-309-0526
Capital Group Municipal Income ETF — Page 63 of 63